UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

September 30, 2009
  unaudited

Common stocks — 92.99%	Shares	Value (000)

SOFTWARE & SERVICES — 19.83%
Yahoo! Inc.1	285,000	$5,076
Microsoft Corp.	183,800	4,758
Global Payments Inc.	95,000	4,436
Wirecard AG	298,976	3,563
NetEase.com, Inc. (ADR)1	74,400	3,399
Oracle Corp.	125,000	2,605
Rovi Corp.1	70,000	2,352
McAfee, Inc.1	52,000	2,277
United Internet AG1	134,004	2,022
Digital River, Inc.1	50,000	2,016
Google Inc., Class A1	4,000	1,983
Visa Inc., Class A	25,000	1,728
Autodesk, Inc.1	60,000	1,428
eBay Inc.1	60,000	1,417
Acxiom Corp.1	140,000	1,324
Nintendo Co., Ltd.	4,300	1,103
Moneysupermarket.com Group PLC	235,000	303
		41,790

DIVERSIFIED FINANCIALS — 10.57%
Credit Suisse Group AG	117,000	6,495
Deutsche Bank AG	72,800	5,589
JPMorgan Chase & Co.	65,000	2,848
Bank of New York Mellon Corp.	75,000	2,174
American Express Co.	50,000	1,695
State Street Corp.	28,000	1,473
Citigroup Inc.	253,846	1,229
UBS AG1	42,538	779
		22,282

TECHNOLOGY HARDWARE & EQUIPMENT — 10.38%
Apple Inc.1	35,000	6,488
Wistron Corp. (GDR)2	83,908	1,569
Wistron Corp.	292,142	546
Delta Electronics, Inc.	662,490	1,896
QUALCOMM Inc.	40,000	1,799
Trimble Navigation Ltd.1	70,000	1,674
Logitech International SA1	90,000	1,654
Cisco Systems, Inc.1	70,000	1,648
Corning Inc.	100,000	1,531
Avid Technology, Inc.1	85,000	1,198
HOYA CORP.	45,200	1,068
Advantech Co., Ltd.	432,873	812
		21,883

BANKS — 8.28%
Banco Bradesco SA, preferred nominative	261,500	5,216
HSBC Holdings PLC (Hong Kong)	159,211	1,847
Itaú Unibanco Holding SA, preferred nominative (ADR)	88,000	1,773
BOC Hong Kong (Holdings) Ltd.	760,000	1,667
Industrial and Commercial Bank of China Ltd., Class H	2,135,000	1,609
M&T Bank Corp.	22,000	1,371
Grupo Financiero Banorte, SAB de CV, Series O	280,000	937
BNP Paribas SA	11,110	888
Banco Bilbao Vizcaya Argentaria, SA	46,335	823
Siam City Bank PCL	1,045,000	716
Banco Santander, SA	36,947	595
		17,442

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.17%
Teva Pharmaceutical Industries Ltd. (ADR)	127,000	6,421
Illumina, Inc.1	40,000	1,700
Life Technologies Corp.1	35,000	1,629
Novartis AG	32,000	1,602
Vertex Pharmaceuticals Inc.1	35,000	1,327
Richter Gedeon NYRT	5,500	1,140
UCB SA	19,654	830
Gilead Sciences, Inc.1	10,000	466
		15,115

MEDIA — 4.66%
British Sky Broadcasting Group PLC	305,000	2,787
Daily Mail and General Trust PLC, Class A, nonvoting	280,000	2,056
Omnicom Group Inc.	40,000	1,478
CTC Media, Inc.1	85,000	1,336
Time Warner Inc.	41,666	1,199
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	44,000	818
Next Media Ltd.1	1,157,000	148
		9,822

COMMERCIAL & PROFESSIONAL SERVICES — 4.12%
Cintas Corp.	85,000	2,576
Downer EDI Ltd.	327,173	2,365
Manpower Inc.	35,000	1,985
Monster Worldwide, Inc.1	100,000	1,748
		8,674

HEALTH CARE EQUIPMENT & SERVICES — 4.00%
American Medical Systems Holdings, Inc.1	169,000	2,859
Inverness Medical Innovations, Inc.1	72,000	2,789
Medtronic, Inc.	40,000	1,472
Hologic, Inc.1	80,000	1,307
		8,427

RETAILING — 3.79%
Tractor Supply Co.1	45,000	2,179
Bed Bath & Beyond Inc.1	50,000	1,877
Best Buy Co., Inc.	43,000	1,613
O’Reilly Automotive, Inc.1	35,000	1,265
Lowe’s Companies, Inc.	50,000	1,047
		7,981

TRANSPORTATION — 3.14%
Ryanair Holdings PLC (ADR)1	186,400	5,413
Burlington Northern Santa Fe Corp.	15,000	1,197
		6,610

ENERGY — 2.93%
FMC Technologies, Inc.1	70,000	3,657
Schlumberger Ltd.	42,200	2,515
		6,172

INSURANCE — 2.47%
Sampo Oyj, Class A	125,000	3,149
China Life Insurance Co. Ltd., Class H	398,000	1,733
American International Group, Inc.1	7,500	331
		5,213

UTILITIES — 2.46%
Xinao Gas Holdings Ltd.	2,610,000	5,187

CONSUMER SERVICES — 1.61%
YUM! Brands, Inc.	50,000	1,688
Texas Roadhouse, Inc., Class A1	115,000	1,221
OPAP SA	18,490	477
		3,386

TELECOMMUNICATION SERVICES — 1.53%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	1,412
Philippine Long Distance Telephone Co. (ADR)	9,100	468
Philippine Long Distance Telephone Co.	9,100	461
Millicom International Cellular SA1	12,200	888
		3,229

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.03%
NVIDIA Corp.1	145,000	2,179

CONSUMER DURABLES & APPAREL — 0.75%
GEOX SpA	105,050	910
Burberry Group PLC	84,000	676
		1,586

FOOD & STAPLES RETAILING — 0.20%
Wal-Mart de México, SAB de CV, Series V	118,600	412

MISCELLANEOUS — 4.07%
Other common stocks in initial period of acquisition		8,579

Total common stocks (cost: $185,832,000)		195,969

Rights & warrants — 0.01%

BANKS — 0.01%
BNP Paribas SA, rights, expire 20091	11,110	24

Total rights & warrants (cost: $0)		24

		Value
Convertible securities — 0.36%	Shares	(000)

INSURANCE — 0.02%
American International Group, Inc. 8.50% convertible preferred 2011, units	2,943	$34

MISCELLANEOUS — 0.34%
Other convertible securities in initial period of acquisition		724

Total convertible securities (cost: $931,000)		758

	Principal amount
Short-term securities — 5.84%	(000)

Federal Home Loan Bank 0.16%–0.163% due 10/7–12/4/2009	$3,700	3,700
Fannie Mae 0.22% due 10/29/2009	1,700	1,700
Yale University 0.26% due 1/11/2010	1,700	1,698
Procter & Gamble International Funding S.C.A. 0.22% due 11/4/20093	1,400	1,400
Coca-Cola Co. 0.21% due 1/4/20103	1,200	1,199
NetJets Inc. 0.20% due 10/1/20093	1,100	1,100
Paccar Financial Corp. 0.15% due 10/14/2009	1,000	1,000
Abbott Laboratories 0.20% due 11/9/20093	500	500

Total short-term securities (cost: $12,296,000)		12,297

Total investment securities (cost: $199,059,000)		209,048
Other assets less liabilities		1,688

Net assets		$210,736

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,981,000, which represented 1.41% of the net assets of the fund.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,199,000, which represented 1.99% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Software & services	$41,790	$—	$—	$41,790
Diversified financials	22,282	—	—	22,282
Technology hardware & equipment	20,314	1,569	—	21,883
Banks	17,442	—	—	17,442
Pharmaceuticals, biotechnology & life sciences	15,115	—	—	15,115
Media	9,822	—	—	9,822
Commercial & professional services	8,674	—	—	8,674
Health care equipment & services	8,427	—	—	8,427
Retailing	7,981	—	—	7,981
Transportation	6,610	—	—	6,610
Energy	6,172	—	—	6,172
Insurance	5,213	—	—	5,213
Utilities	5,187	—	—	5,187
Consumer services	3,386	—	—	3,386
Telecommunication services	1,817	1,412	—	3,229
Semiconductors & semiconductor equipment	2,179	—	—	2,179
Consumer durables & apparel	1,586	—	—	1,586
Food & staples retailing	412	—	—	412
Miscellaneous	8,579	—	—	8,579
Rights & warrants	24	—	—	24
Convertible securities	34	724	—	758
Short-term securities	—	12,297	—	12,297
Total	$193,046	$16,002	$—	$209,048

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning		Net	Net transfers	Ending
	value	Net	unrealized	out of	value
	at 1/1/2009	purchases	depreciation	Level 3	at 9/30/2009
Investment securities	$—	$1,900	$(643)	$(1,257)	$—

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$33,979
Gross unrealized depreciation on investment securities	(24,105)
Net unrealized appreciation on investment securities	9,874
Cost of investment securities for federal income tax purposes	199,174

Global Growth Fund
Investment portfolio

September 30, 2009
  unaudited

Common stocks — 88.51%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.07%
Samsung Electronics Co. Ltd.	198,845	$137,922
Microsoft Corp.	3,230,000	83,625
Cisco Systems, Inc.1	3,021,500	71,126
Yahoo! Inc.1	2,462,200	43,852
Google Inc., Class A1	85,000	42,147
Oracle Corp.	1,865,000	38,867
SAP AG	510,300	24,861
SAP AG (ADR)	200,000	9,774
ASML Holding NV (New York registered)	1,031,044	30,488
ASML Holding NV	111,111	3,269
Hewlett-Packard Co.	700,000	33,047
Applied Materials, Inc.	2,301,000	30,833
Texas Instruments Inc.	1,050,000	24,875
Infosys Technologies Ltd.	360,000	17,399
Hon Hai Precision Industry Co., Ltd.	3,997,509	16,125
Canon, Inc.	379,000	15,339
KLA-Tencor Corp.	412,921	14,807
Apple Inc.1	78,000	14,459
Murata Manufacturing Co., Ltd.	300,000	14,249
STMicroelectronics NV	1,200,000	11,311
Altera Corp.	550,000	11,281
MediaTek Inc.	640,278	10,731
Nintendo Co., Ltd.	40,000	10,258
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	500,141	5,482
Taiwan Semiconductor Manufacturing Co. Ltd.	2,278,231	4,595
HTC Corp.	846,300	9,342
Venture Corp. Ltd.	1,300,000	8,303
Tyco Electronics Ltd.	366,250	8,160
		746,527

FINANCIALS — 12.57%
Macquarie Group Ltd.	1,400,000	72,627
UBS AG1	3,570,000	65,382
DLF Ltd.	5,550,000	50,941
Allianz SE	392,000	48,989
Prudential PLC	4,232,269	40,703
Banco Santander, SA	2,100,148	33,819
China Life Insurance Co. Ltd., Class H	7,034,000	30,634
AXA SA	1,088,000	29,465
Royal Bank of Scotland Group PLC1	34,090,000	28,861
HSBC Holdings PLC (United Kingdom)	2,388,874	27,348
JPMorgan Chase & Co.	500,000	21,910
Moody’s Corp.	980,000	20,051
DnB NOR ASA1	1,680,000	19,479
Sun Hung Kai Properties Ltd.	1,200,000	17,684
Bank of Nova Scotia	385,000	17,596
Industrial and Commercial Bank of China Ltd., Class H	19,500,000	14,695
Berkshire Hathaway Inc., Class A1	140	14,140
Wells Fargo & Co.	500,000	14,090
Itaú Unibanco Holding SA, preferred nominative	687,500	13,888
Housing Development Finance Corp. Ltd.	230,000	13,445
CIMB Group Holdings Bhd.	3,750,000	12,034
ACE Ltd.	190,000	10,157
Ayala Land, Inc.	19,300,000	4,668
		622,606

CONSUMER STAPLES — 10.79%
Anheuser-Busch InBev NV	1,885,024	86,110
Unilever NV, depository receipts	2,088,000	60,200
Pernod Ricard SA	744,646	59,159
Avon Products, Inc.	1,095,800	37,213
C&C Group PLC	8,109,589	34,309
Philip Morris International Inc.	500,000	24,370
Beiersdorf AG	386,500	22,706
British American Tobacco PLC	664,500	20,856
Coca-Cola Co.	360,000	19,332
METRO AG	330,608	18,706
Nestlé SA	400,000	17,054
Woolworths Ltd.	608,483	15,705
Procter & Gamble Co.	250,000	14,480
SABMiller PLC	600,000	14,477
PepsiCo, Inc.	237,296	13,920
Wal-Mart de México, SAB de CV, Series V (ADR)2	400,000	13,908
Tesco PLC	2,100,000	13,417
Cosan Ltd., Class A1	1,500,500	11,854
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	140,000	11,516
Kimberly-Clark de México, SAB de CV, Class A	2,300,000	9,645
Danone SA	150,430	9,068
L’Oréal SA	64,303	6,396
		534,401

HEALTH CARE — 10.65%
Novo Nordisk A/S, Class B	1,455,200	91,170
Roche Holding AG	468,500	75,761
UCB SA	1,575,677	66,523
Sonic Healthcare Ltd.	2,110,000	26,457
Smith & Nephew PLC	2,767,000	24,797
Aetna Inc.	882,600	24,563
Intuitive Surgical, Inc.1	92,500	24,258
Bayer AG	349,300	24,212
Baxter International Inc.	390,000	22,234
Merck & Co., Inc.	679,600	21,496
Hospira, Inc.1	380,000	16,948
Stryker Corp.	355,000	16,128
CSL Ltd.	540,043	15,945
Shire Ltd. (ADR)	250,000	13,073
Pharmaceutical Product Development, Inc.	544,350	11,943
Covance Inc.1	195,000	10,559
Pfizer Inc	600,000	9,930
UnitedHealth Group Inc.	395,000	9,891
Nobel Biocare Holding AG	243,500	8,063
RHÖN-KLINIKUM AG, non-registered shares	301,600	7,678
Novartis AG	120,000	6,007
		527,636

CONSUMER DISCRETIONARY — 8.54%
Virgin Media Inc.1	4,860,000	67,651
Toyota Motor Corp.	1,452,900	57,831
News Corp., Class A	3,883,407	46,562
Honda Motor Co., Ltd.	1,408,800	43,431
Home Depot, Inc.	1,000,000	26,640
adidas AG	422,000	22,345
H & M Hennes & Mauritz AB, Class B	376,000	21,147
Carphone Warehouse Group PLC	5,625,000	17,196
Burberry Group PLC	1,870,000	15,054
Harman International Industries, Inc.	440,000	14,907
McDonald’s Corp.	250,000	14,268
GOME Electrical Appliances Holding Ltd.1	50,000,000	13,356
Target Corp.	250,000	11,670
NIKE, Inc., Class B	160,000	10,352
Best Buy Co., Inc.	235,000	8,817
Carnival Corp., units	225,000	7,488
Kesa Electricals PLC	3,210,000	7,365
Suzuki Motor Corp.	313,000	7,311
Nikon Corp.	301,000	5,511
Time Warner Inc.	100,000	2,878
Multi Screen Media Private Ltd.1,2,3	16,148	1,384
		423,164

TELECOMMUNICATION SERVICES — 7.98%
Telefónica, SA	3,837,799	105,930
Koninklijke KPN NV	5,010,830	83,146
América Móvil, SAB de CV, Series L (ADR)	1,607,000	70,435
América Móvil, SAB de CV, Series L	3,350,000	7,333
SOFTBANK CORP.	1,300,600	28,611
AT&T Inc.	1,000,000	27,010
Telekom Austria AG, non-registered shares	1,445,200	26,064
China Telecom Corp. Ltd., Class H	49,220,000	23,246
Vodafone Group PLC	6,000,000	13,450
OJSC Mobile TeleSystems (ADR)	211,856	10,226
		395,451

ENERGY — 6.86%
TOTAL SA	990,000	58,847
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	700,000	32,130
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	560,000	22,014
Reliance Industries Ltd.1	938,000	43,276
Royal Dutch Shell PLC, Class B	574,666	15,951
Royal Dutch Shell PLC, Class B (ADR)	233,643	13,030
Halliburton Co.	1,000,000	27,120
Chevron Corp.	350,000	24,651
Tenaris SA (ADR)	640,000	22,797
Canadian Natural Resources, Ltd.	280,700	18,979
Suncor Energy Inc.	477,000	16,684
Baker Hughes Inc.	280,000	11,945
Imperial Oil Ltd.	257,928	9,829
StatoilHydro ASA	366,435	8,250
Eni SpA	300,000	7,501
OAO Gazprom (ADR)	300,000	6,975
		339,979

MATERIALS — 6.14%
Alcoa Inc.	3,025,000	39,688
Sigma-Aldrich Corp.	659,649	35,608
Rio Tinto PLC	581,250	24,800
Akzo Nobel NV	378,600	23,463
Vale SA, ordinary nominative (ADR)	1,000,000	23,130
Holcim Ltd1	324,908	22,303
Potash Corp. of Saskatchewan Inc.	221,000	19,965
Sociedad Química y Minera de Chile SA, Class B (ADR)	500,992	19,604
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)1	1,500,000	19,380
Barrick Gold Corp.	500,000	18,950
First Quantum Minerals Ltd.	235,100	15,390
Aquarius Platinum Ltd.1	2,777,778	12,648
Shin-Etsu Chemical Co., Ltd.	160,000	9,847
Weyerhaeuser Co.	200,000	7,330
Nitto Denko Corp.	200,000	6,132
Praxair, Inc.	75,000	6,127
		304,365

INDUSTRIALS — 5.54%
KBR, Inc.	1,713,000	39,896
Siemens AG	346,057	32,057
United Technologies Corp.	492,000	29,978
First Solar, Inc.1	195,000	29,808
Vestas Wind Systems A/S1	357,370	25,852
Tyco International Ltd.	466,250	16,076
Michael Page International PLC	2,995,000	16,023
Deutsche Post AG	855,000	16,021
China Railway Construction Corp. Ltd., Class H	8,753,500	11,634
European Aeronautic Defence and Space Co. EADS NV	500,000	11,232
Schneider Electric SA	100,000	10,139
Ryanair Holdings PLC (ADR)1	313,100	9,092
Finmeccanica SpA	480,000	8,488
FANUC LTD	75,000	6,732
Macquarie Infrastructure Group	4,000,000	5,206
United Parcel Service, Inc., Class B	75,000	4,235
Alstom SA	30,066	2,195
		274,664

UTILITIES — 2.14%
GDF Suez	1,141,805	50,721
CLP Holdings Ltd.	3,740,000	25,386
RWE AG	187,500	17,421
E.ON AG	300,000	12,727
		106,255

MISCELLANEOUS — 2.23%
Other common stocks in initial period of acquisition		110,460

Total common stocks (cost: $3,546,434,000)		4,385,508

		Value
Preferred stocks — 0.16%	Shares	(000)

FINANCIALS — 0.16%
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	6,960,000	$7,769
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative4	400,000	403

Total preferred stocks (cost: $6,891,000)		8,172

Rights & warrants — 0.01%

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		269

Total rights & warrants (cost: $0)		269

	Principal amount
Short-term securities — 11.48%	(000)

Federal Home Loan Bank 0.139%–0.22% due 10/7–11/12/2009	$59,200	59,191
Caisse d’Amortissement de la Dette Sociale 0.195%–0.245% due 12/17/2009–1/25/2010	52,000	51,957
Fannie Mae 0.14%–0.23% due 12/14–12/18/2009	42,300	42,291
BNZ International Funding Ltd. 0.23% due 10/28/20094	37,300	37,293
KfW 0.17% due 10/8–11/17/20094	37,200	37,195
Province of Ontario 0.18% due 12/17/2009	32,000	31,982
Québec (Province of) 0.16%–0.17% due 10/9–11/3/20094	20,700	20,698
Hydro-Québec 0.20% due 12/22/20094	10,000	9,994
U.S. Treasury Bills 0.161%–0.172% due 10/29–11/12/2009	27,100	27,098
Electricité de France 0.18% due 10/26/20094	27,000	26,996
ING (U.S.) Funding LLC 0.17% due 10/2/2009	25,000	25,000
Calyon North America Inc. 0.23% due 11/2/2009	25,000	24,995
Denmark (Kingdom of) 0.19% due 12/16/2009	25,000	24,984
Coca-Cola Co. 0.15%–0.25% due 11/16–12/8/20094	24,100	24,094
JPMorgan Chase & Co. 0.05% due 10/1/2009	22,150	22,150
BNP Paribas Finance Inc. 0.30% due 10/13/2009	16,600	16,598
Freddie Mac 0.22% due 10/6/2009	12,600	12,600
International Bank for Reconstruction and Development 0.18% due 11/17/2009	12,300	12,299
ANZ National (International) Ltd. 0.22% due 11/9/20094	11,300	11,297
Procter & Gamble Co. 0.23% due 10/20/20094	10,700	10,698
Barton Capital LLC 0.18% due 10/5/20094	10,000	10,000
Bank of Nova Scotia 0.18% due 11/30/2009	10,000	9,996
CBA (Delaware) Finance Inc. 0.19% due 10/16/2009	6,500	6,499
E.I. duPont de Nemours and Co. 0.17% due 10/21/20094	6,100	6,099
Thunder Bay Funding, LLC 0.17% due 10/15/20094	5,426	5,426
GlaxoSmithKline Finance PLC 0.15% due 10/21/20094	1,300	1,300

Total short-term securities (cost: $568,746,000)		568,730

Total investment securities (cost: $4,122,071,000)		4,962,679
Other assets less liabilities		(7,865)

Net assets		$4,954,814

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $15,292,000, which represented .31% of the net assets of the fund.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $209,262,000, which represented 4.22% of the net assets of the fund.

5Coupon rate may change periodically.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on such holdings and related transactions during the nine months ended September 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/09 (000)
AMG Advanced Metallurgical Group NV*	1,600,800	—	1,600,800	—	$—	$—

*Unaffiliated issuer at 9/30/2009.

Key to abbreviation

ADR = American Depositary Receipts

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$746,527	$—	$—	$746,527
Financials	622,606	—	—	622,606
Consumer staples	520,493	13,908	—	534,401
Health care	527,636	—	—	527,636
Consumer discretionary	421,780	—	1,384	423,164
Telecommunication services	395,451	—	—	395,451
Energy	339,979	—	—	339,979
Materials	304,365	—	—	304,365
Industrials	274,664	—	—	274,664
Utilities	106,255	—	—	106,255
Miscellaneous	110,460	—	—	110,460
Preferred stocks	—	8,172	—	8,172
Rights & warrants	269	—	—	269
Short-term securities	—	568,730	—	568,730
Total	$4,370,485	$590,810	$1,384	$4,962,679

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning		Net	Net	Net transfers	Ending
	value	Net	realized	unrealized	out of	value
	at 1/1/2009	sales	loss	appreciation	Level 3	at 9/30/2009
Investment securities	$23,544	$(3,355)	$(3,648)	$388	$(15,545)	$1,384

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2009 (dollars in thousands):						$24

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$989,353
Gross unrealized depreciation on investment securities	(150,948)
Net unrealized appreciation on investment securities	838,405
Cost of investment securities for federal income tax purposes	4,124,274

Global Small Capitalization Fund
Investment portfolio

September 30, 2009
  unaudited

Common stocks — 91.16%	Shares	Value (000)

CONSUMER DISCRETIONARY — 17.82%
Jumbo SA1	7,800,170	$102,768
Fourlis1	2,804,285	44,090
Modern Times Group MTG AB, Class B	813,500	35,236
Central European Media Enterprises Ltd., Class A2	790,000	27,057
Golden Eagle Retail Group Ltd.	13,444,000	22,553
Melco Crown Entertainment Ltd. (ADR)2	3,052,763	21,247
Oceanus Group Ltd.2	81,265,000	21,073
Lions Gate Entertainment Corp.2	3,250,000	20,020
Pantaloon Retail (India) Ltd.	2,500,000	17,757
Pantaloon Retail (India) Ltd., Class B	200,000	999
CTC Media, Inc.2	1,100,000	17,292
Expedia, Inc.2	707,200	16,938
Parkson Retail Group Ltd.	11,368,000	16,841
Harman International Industries, Inc.	444,600	15,063
Raffles Education Corp. Ltd.	35,803,240	12,972
Live Nation, Inc.2	1,450,000	11,875
Blue Nile, Inc.2	182,400	11,331
ASOS PLC2	2,000,000	11,192
Signet Jewelers Ltd.2	383,000	10,085
GEOX SpA	1,145,750	9,921
Cheil Worldwide Inc.	37,100	9,172
AutoNation, Inc.2	500,000	9,040
Café de Coral Holdings Ltd.	3,800,000	8,326
Gafisa SA, ordinary nominative	500,000	7,548
OSIM International Ltd2	19,728,667	6,237
Schibsted ASA2	343,747	5,809
Chipotle Mexican Grill, Inc., Class A2	56,689	5,502
Ekornes ASA	293,100	5,029
Billabong International Ltd.	463,578	4,909
Titan Industries Ltd.	169,314	4,439
Parkson Holdings Bhd.	2,695,000	3,981
Rightmove PLC	429,225	3,809
Integrated Distribution Services Group Ltd.	2,631,000	3,721
Pace PLC	1,017,500	3,706
Life Time Fitness, Inc.2	130,000	3,646
Toll Corp.2	175,000	3,419
P.F. Chang’s China Bistro, Inc.2	100,000	3,397
Ameristar Casinos, Inc.	200,000	3,156
Pou Sheng International (Holdings) Ltd.2	19,175,000	3,019
Group 1 Automotive, Inc.	100,000	2,685
Rambler Media Ltd.1,2	772,144	2,548
American Axle & Manufacturing Holdings, Inc.	300,000	2,124
Rational AG	12,323	1,726
Timberland Co., Class A2	110,000	1,531
Bloomsbury Publishing PLC	625,000	1,237
Ten Alps PLC2	2,600,000	1,226
Gaming VC Holdings SA	200,000	696
Phorm, Inc.2	125,000	270
Mobile Travel Guide, Inc.2,3,4	219,739	54
CEC Unet PLC2,3	14,911,148	—
		558,272

INFORMATION TECHNOLOGY — 14.97%
Kingboard Chemical Holdings Ltd.	11,482,000	43,634
Kingboard Laminates Holdings Ltd.	59,286,509	38,175
Rovi Corp.2	1,097,800	36,886
AAC Acoustic Technologies Holdings Inc.	28,043,000	30,650
Semtech Corp.2	1,170,000	19,902
Hittite Microwave Corp.2	525,000	19,309
VTech Holdings Ltd.	2,124,000	18,295
Global Unichip Corp.	3,576,627	17,000
Digital River, Inc.2	414,770	16,724
OBIC Co., Ltd.	92,630	15,688
Intersil Corp., Class A	962,500	14,736
Infotech Enterprises Ltd.	2,585,988	14,396
Global Payments Inc.	267,000	12,469
Verifone Holdings, Inc.2	775,000	12,315
Delta Electronics (Thailand) PCL	23,250,000	12,314
IAC/InterActiveCorp2	600,000	12,114
Red Hat, Inc.2	437,656	12,097
SuccessFactors, Inc.2	706,748	9,944
DTS, Inc.2	343,419	9,403
FormFactor, Inc.2	350,000	8,372
austriamicrosystems AG, non-registered shares2	384,868	8,063
Halma PLC	2,182,500	7,572
SkillSoft PLC (ADR)2	750,000	7,200
Hana Microelectronics PCL	11,370,000	6,498
Veeco Instruments Inc.2	250,000	5,830
Acer Inc.	2,113,930	5,420
Telecity Group PLC2	1,048,097	5,361
Acxiom Corp.2	550,000	5,203
OnMobile Global Ltd.2	470,000	5,002
ACI Worldwide, Inc.2	316,200	4,784
Renishaw PLC	525,000	4,642
FARO Technologies, Inc.2	255,000	4,381
Spectris PLC	340,000	3,841
Redington (India) Ltd.	587,671	3,245
Varian Semiconductor Equipment Associates, Inc.2	90,000	2,956
Playtech Ltd.	460,000	2,839
Logitech International SA2	150,000	2,757
Wincor Nixdorf AG	40,000	2,577
Ultimate Software Group, Inc.2	56,278	1,616
Ono Sokki Co., Ltd.	287,000	1,360
SEEK Ltd.	250,263	1,217
HSW International, Inc.2,4	1,902,173	913
HSW International, Inc.2,3,4	674,303	231
Wistron Corp.	500,000	935
KAB Distribution Inc.2,3	1,500,000	7
		468,873

INDUSTRIALS — 13.12%
Monster Worldwide, Inc.2	2,100,000	36,708
Intertek Group PLC	1,125,000	22,826
International Container Terminal Services, Inc.	47,285,000	21,877
MSC Industrial Direct Co., Inc., Class A	477,000	20,788
Copart, Inc.2	540,000	17,933
Downer EDI Ltd.	2,090,000	15,104
Pfeiffer Vacuum Technology AG, non-registered shares	168,000	13,797
Landstar System, Inc.	360,000	13,702
TrueBlue, Inc.2	915,000	12,874
JVM Co., Ltd.1,2	411,500	10,892
Herman Miller, Inc.	585,000	9,892
Prysmian SpA	525,000	9,853
Jain Irrigation Systems Ltd.	525,000	8,692
Samsung Engineering Co., Ltd.	98,000	8,674
Ellaktor SA	960,000	8,376
Temp Holdings Co., Ltd.	906,000	8,223
ALL — América Latina Logística SA, units	1,000,000	7,729
Loomis AB, Class B	768,000	7,558
Goodpack Ltd.	10,490,000	7,527
Aboitiz Equity Ventures, Inc.	48,700,000	7,374
Flughafen Wien AG, non-registered shares	135,000	7,016
Frigoglass SAIC	558,473	6,802
De La Rue PLC	461,679	6,629
CoStar Group, Inc.2	160,000	6,595
Chen Hsong Holdings Ltd.	18,384,000	5,694
John Bean Technologies Corp.	310,000	5,633
Koninklijke BAM Groep NV	487,000	5,624
Go-Ahead Group PLC	240,000	5,441
J&P-AVAX SA	1,046,000	5,390
Hays PLC	3,180,000	5,288
Uponor Oyj	303,000	5,043
AirAsia Bhd.2	11,878,000	4,808
DCC PLC	175,000	4,520
Lonrho PLC2	33,607,000	4,315
Horizon North Logistics Inc.2	2,700,000	4,217
Zenergy Power PLC2	2,000,000	4,093
Heidelberger Druckmaschinen AG2	393,000	4,079
S1 Corp.	88,000	3,880
Seco Tools AB, Class B	275,000	3,832
BELIMO Holding AG	3,450	3,414
Indutrade AB	168,000	3,276
Mine Safety Appliances Co.	110,000	3,026
Houston Wire & Cable Co.	267,600	2,957
United Stationers Inc.2	55,000	2,619
Geberit AG	16,500	2,536
PRONEXUS INC.	318,000	2,517
BayWa AG	66,521	2,437
Northgate PLC	627,270	2,370
Kaba Holding AG	9,500	2,330
Dalian Port (PDA) Co. Ltd., Class H	5,600,000	2,305
Sintex Industries Ltd.	429,100	2,294
LECG Corp.2	500,000	1,755
Charter International PLC	160,000	1,755
Permasteelisa SpA2	88,000	1,706
Beacon Roofing Supply, Inc.2	95,000	1,518
Watsco, Inc.	28,000	1,510
Advisory Board Co.2	38,000	955
American Shipping Co. ASA2	188,000	195
Aker Philadelphia Shipyard ASA2,3,4	110,800	190
		410,963

HEALTH CARE — 11.23%
Volcano Corp.2	2,295,478	38,610
Illumina, Inc.2	738,500	31,386
Inverness Medical Innovations, Inc.2	595,100	23,048
NuVasive, Inc.2	504,500	21,068
Cochlear Ltd.	320,899	18,904
EGIS Nyrt.	175,825	18,754
Myriad Genetics, Inc.2	656,400	17,985
Masimo Corp.2	675,907	17,709
OJSC Pharmstandard (GDR)2	946,865	17,061
Nakanishi Inc.	188,900	16,639
Millipore Corp.2	175,000	12,308
Integra LifeSciences Holdings Corp.2	357,250	12,200
Sonic Healthcare Ltd.	937,860	11,760
athenahealth, Inc.2	260,000	9,976
ArthroCare Corp.2	470,000	9,583
Greatbatch, Inc.2	405,200	9,105
ResMed Inc.2	200,000	9,040
ZOLL Medical Corp.2	400,974	8,629
Amylin Pharmaceuticals, Inc.2	453,000	6,202
Invacare Corp.	180,000	4,010
American Medical Systems Holdings, Inc.2	236,596	4,003
ABIOMED, Inc.2	406,480	3,947
Laboratorios Almirall, SA	291,400	3,784
Laboratorios Farmacéuticos ROVI, SA	255,000	3,061
Haemonetics Corp.2	49,100	2,755
Array BioPharma Inc.2	1,115,000	2,654
Beckman Coulter, Inc.	38,300	2,640
QRxPharma Ltd.2	3,000,000	2,423
AS ONE Corp.	126,500	2,412
Hologic, Inc.2	140,000	2,288
Martek Biosciences Corp.2	95,000	2,146
Endo Pharmaceuticals Holdings Inc.2	77,100	1,745
Ipca Laboratories Ltd.	95,000	1,606
A&D Pharma Holdings NV (GDR)2	232,200	1,020
WuXi PharmaTech (Cayman) Inc. (ADR)2	69,500	829
Celera Corp.2	72,039	449
Ondine Biopharma Corp.2,4	2,620,000	122
Ondine Biopharma Corp. (GBP denominated)2,4	490,000	31
Ondine Biopharma Corp.2	400,000	19
		351,911

FINANCIALS — 9.46%
SVB Financial Group2	625,000	27,044
Industrial and Commercial Bank of China (Asia) Ltd.	10,219,982	23,132
Redwood Trust, Inc.	1,350,000	20,925
City National Corp.	495,000	19,270
BOK Financial Corp.	345,000	15,980
Cullen/Frost Bankers, Inc.	250,000	12,910
CDL Hospitality Trusts	12,374,000	12,659
Sterling Bancshares, Inc.	1,534,094	11,214
Glacier Bancorp, Inc.	700,000	10,458
Portfolio Recovery Associates, Inc.2	225,000	10,199
Banco Daycoval SA, preferred nominative	2,085,700	10,150
Azimut Holding SpA	760,000	9,607
Banco Pine SA, preferred nominative	1,500,000	9,277
Daegu Bank, Ltd.	638,820	9,188
Champion Real Estate Investment Trust	21,937,377	9,144
Central Pattana PCL	11,818,000	8,239
Westamerica Bancorp.	150,000	7,800
Banco Cruzeiro do Sol SA, preferred nominative	1,377,100	7,286
Dah Sing Financial Holdings Ltd.2	1,200,000	6,906
Indiabulls Real Estate Ltd.2	1,200,000	6,835
Busan Bank	575,000	6,411
Starwood Property Trust, Inc.2	250,000	5,062
Dolphin Capital Investors Ltd.2	7,805,320	4,649
Airesis SA1,2	3,294,151	4,039
CapitaMall Trust, units	3,000,000	3,943
MGIC Investment Corp.2	525,000	3,890
Bajaj Holdings & Investment Ltd.	357,225	3,830
eHealth, Inc.2	255,000	3,703
Gruppo MutuiOnline SpA	475,000	3,678
Banco ABC Brasil SA, preferred nominative	469,300	2,788
Paraná Banco SA, preferred nominative	382,280	2,109
United Bankshares, Inc.	105,000	2,057
Islamic Arab Insurance Co. (Salama)2	5,250,000	2,001
		296,383

MATERIALS — 7.57%
African Minerals Ltd.2	7,905,000	48,566
African Minerals Ltd.2,4	2,480,000	15,237
European Goldfields Ltd.2	4,691,100	21,002
Jaguar Mining Inc.2,4	952,500	8,534
Jaguar Mining Inc.2	893,000	8,000
Allied Gold Ltd.1,2	26,040,274	10,685
Allied Gold Ltd. (GBP denominated)1,2	3,800,000	1,565
Rusoro Mining Ltd.2,4	14,011,765	5,504
Rusoro Mining Ltd.2	11,518,667	4,525
Kenmare Resources PLC2	21,637,759	9,514
Centamin Egypt Ltd.2	5,742,024	8,814
Huabao International Holdings Ltd.	7,510,000	8,053
Lynas Corp. Ltd.2,3	11,662,648	7,579
Aquarius Platinum Ltd.2	1,655,455	7,358
Eastern Platinum Ltd.2	12,650,000	6,861
FUCHS PETROLUB AG	91,000	5,915
Petropavlovsk PLC	375,000	5,429
Northern Iron Ltd.2	3,496,259	5,321
Sika AG, non-registered shares	3,900	5,268
Mineral Deposits Ltd. (CAD denominated)2	4,050,000	3,038
Mineral Deposits Ltd.2	2,365,672	1,774
Symrise AG	250,000	4,769
Cheil Industries Inc.	100,500	4,371
Gold Wheaton Gold Corp2,4	15,000,000	3,717
Banro Corp.2	1,198,000	3,204
Oxus Gold PLC2	17,560,150	3,088
SOL SpA	520,000	3,022
Calgon Carbon Corp.2	175,000	2,595
Coal of Africa Ltd.2	1,245,110	2,488
Polo Resources Ltd.2	22,823,700	1,816
Mangalam Cement Ltd.	656,019	1,784
Gem Diamonds Ltd.2	265,000	1,008
Gem Diamonds Ltd.2,4	196,279	747
J.K. Cement Ltd.	560,000	1,603
Intrepid Potash, Inc.2	51,100	1,205
Gemfields Resources PLC2,4	8,149,333	879
Gemfields Resources PLC2	2,000,000	216
Chaarat Gold Holdings Ltd.2,4	1,710,000	642
Hard Creek Nickel Corp.2,4	1,997,100	551
Gladstone Pacific Nickel Ltd.2	1,394,000	334
Orsu Metals Corp.2	5,882,318	330
Birla Corp. Ltd.	19,527	122
Zoloto Resources Ltd.2,3	2,395,200	54
Mwana Africa PLC2	192,500	38
		237,125

ENERGY — 4.12%
Heritage Oil Ltd.2	4,563,000	35,851
BJ Services Co.	1,332,500	25,890
Regal Petroleum PLC2	9,555,500	16,463
Karoon Gas Australia Ltd.2	2,076,790	14,312
Concho Resources Inc.2	354,000	12,857
Cimarex Energy Co.	267,200	11,575
Bayou Bend Petroleum Ltd.2,3,4	14,400,000	7,757
Leni Gas & Oil PLC2,4	25,500,000	1,937
Serica Energy PLC2	1,168,030	1,009
Mart Resources, Inc.2,4	7,875,625	847
BNK Petroleum Inc.2	508,600	485
Oilexco Inc.2,3	303,900	11
Oilexco Inc. (GBP denominated)2,3,4	1,900,000	—
Oilexco Inc. (GBP denominated)2,3	1,755,000	—
Oilexco Inc.2,3,4	985,000	—
		128,994

CONSUMER STAPLES — 3.75%
Hypermarcas SA, ordinary nominative2	1,189,500	23,348
Whole Foods Market, Inc.2	725,000	22,105
Kernel Holding SA2	1,555,000	21,835
Olam International Ltd.	8,000,000	14,209
Nong Shim Co., Ltd.	40,505	8,773
Chattem, Inc.2	90,000	5,977
PT BISI International Tbk2,3	26,999,500	5,812
Hain Celestial Group, Inc.2	240,000	4,601
Drogasil SA, ordinary nominative	341,900	4,353
China Green (Holdings) Ltd.	4,717,000	4,005
China Agri-Industries Holdings Ltd.	2,491,600	2,328
		117,346

UTILITIES — 2.47%
Xinao Gas Holdings Ltd.	38,941,000	77,384

TELECOMMUNICATION SERVICES — 1.74%
True Corp. PCL2	334,880,000	33,067
tw telecom inc.2	650,000	8,742
Total Access Communication PCL (THB denominated)	4,800,000	6,140
Total Access Communication PCL	3,300	4
Partner Communications Co. Ltd.	223,306	4,226
Partner Communications Co. Ltd. (ADR)	14,000	264
StarHub Ltd	1,372,250	2,115
		54,558

MISCELLANEOUS — 4.91%
Other common stocks in initial period of acquisition		153,880

Total common stocks (cost: $2,577,342,000)		2,855,689

Rights & warrants — 0.02%

MATERIALS — 0.02%
Rusoro Mining Ltd., warrants, expire 20122,4	4,500,000	316
Rusoro Mining Ltd., warrants, expire 20112,3	833,334	—
Rusoro Mining Ltd., warrants, expire 20122,3,4	755,882	—
Gold Wheaton Gold Corp., warrants, expire 20112,3,4	7,500,000	239
Hard Creek Nickel Corp., warrants, expire 20102,3,4	998,550	84
		639

ENERGY — 0.00%
Leni Gas & Oil PLC, warrants, expire 20132,3,4	12,750,000	97

Total rights & warrants (cost: $3,044,000)		736

	Principal amount
Convertible securities — 0.10%	(000)

TELECOMMUNICATION SERVICES — 0.10%
tw telecom inc. 2.375% convertible debentures 2026	$3,300	3,213

ENERGY — 0.00%
High Arctic Energy Services Inc. 10.00% convertible debentures 20123,4	CAD2,300	22

Total convertible securities (cost: $4,596,000)		3,235

Bonds, notes & other debt instruments — 0.42%

FINANCIALS — 0.42%
Zions Bancorporation 5.65% 2014	$3,030	2,394
Zions Bancorporation 5.50% 2015	165	127
Zions Bancorporation 6.00% 2015	13,571	10,728

Total bonds, notes & other debt instruments (cost: $12,139,000)		13,249

	Principal amount	Value
Short-term securities — 8.55%	(000)	(000)

Freddie Mac 0.21%–0.25% due 10/19–11/19/2009	$43,800	$43,795
Denmark (Kingdom of) 0.22%–0.23% due 10/2–11/3/2009	35,700	35,697
Caisse d’Amortissement de la Dette Sociale 0.20% due 12/16/2009	30,000	29,981
Federal Home Loan Bank 0.12%–0.20% due 10/9–11/13/2009	28,700	28,696
ING (U.S.) Funding LLC 0.24%–0.245% due 10/1–10/16/2009	23,700	23,699
Fannie Mae 0.13%–0.20% due 10/26/2009–1/15/2010	18,500	18,496
BNP Paribas Finance Inc. 0.19%–0.22% due 10/21–12/23/2009	18,300	18,294
Canada Bills 0.50% due 10/13/2009	17,600	17,598
KfW 0.17% due 10/14/20095	17,000	16,999
Electricité de France 0.18% due 10/8/20095	11,500	11,500
Ranger Funding Co. LLC 0.20% due 12/10/20095	8,600	8,595
ANZ National (International) Ltd. 0.22% due 11/9/20095	8,400	8,398
Total Capital Canada Ltd. 0.24% due 11/10/20095	6,200	6,198

Total short-term securities (cost: $267,950,000)		267,946

Total investment securities (cost: $2,865,071,000)		3,140,855
Other assets less liabilities		(8,046)

Net assets		$3,132,809

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
2Security did not produce income during the last 12 months.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $22,137,000, which represented .71% of the net assets of the fund.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
African Minerals Ltd.	12/12/2006	$5,606	$15,237	.49%
Jaguar Mining Inc.	3/22/2006	4,294	8,534	.27
Bayou Bend Petroleum Ltd.	9/22/2009	10,101	7,757	.25
Rusoro Mining Ltd.	2/23/2007–3/10/2009	18,412	5,504	.17
Rusoro Mining Ltd., warrants, expire 2012	10/29/2007	1,477	316	.01
Rusoro Mining Ltd., warrants, expire 2012	2/23/2007	256	—	.00
Gold Wheaton Gold Corp.	2/24/2009	2,978	3,717	.12
Gold Wheaton Gold Corp., warrants, expire 2011	2/24/2009	20	239	.01
Leni Gas & Oil PLC	7/28/2008	3,389	1,937	.06
Leni Gas & Oil PLC, warrants, expire 2013	7/28/2008	681	97	.00
HSW International, Inc.	10/2/2007	7,000	913	.03
HSW International, Inc.	12/17/2007	2,076	231	.01
Gemfields Resources PLC	11/7/2005–6/6/2008	6,715	879	.03
Mart Resources, Inc.	1/16/2007–9/7/2007	3,509	847	.03
Gem Diamonds Ltd.	4/1/2009	281	747	.02
Chaarat Gold Holdings Ltd.	10/30/2007	2,121	642	.02
Hard Creek Nickel Corp.	5/22/2007	3,436	551	.02
Hard Creek Nickel Corp., warrants, expire 2010	5/22/2007	609	84	.00
Aker Philadelphia Shipyard ASA	12/5/2007	1,161	190	.01
Ondine Biopharma Corp.	6/23/2004–10/25/2006	4,110	122	.00
Ondine Biopharma Corp. (GBP denominated)	5/18/2005	766	31	.00
Mobile Travel Guide, Inc.	12/17/2007	55	54	.00
High Arctic Energy Services Inc. 10.00% convertible debentures 2012	11/19/2007	2,370	22	.00
Oilexco Inc. (GBP denominated)	12/15/2005	6,195	—	.00
Oilexco Inc.	12/22/2005–3/7/2007	2,762	—	.00
Total restricted securities		$90,380	$48,651	1.55%

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $51,690,000, which represented 1.65% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/09 (000)
Jumbo SA	7,800,170	—	—	7,800,170	$—	$102,768
Fourlis	2,804,285	—	—	2,804,285	1,270	44,090
Allied Gold Ltd.	22,715,274	3,325,000	—	26,040,274	—	10,685
Allied Gold Ltd. (GBP denominated)	3,800,000	—	—	3,800,000	—	1,565
JVM Co., Ltd.	411,500	—	—	411,500	—	10,892
Airesis SA	3,294,151	—	—	3,294,151	—	4,039
Rambler Media Ltd.	924,894	—	152,750	772,144	—	2,548
African Minerals Ltd.*	6,905,000	1,000,000	—	7,905,000	—	—
African Minerals Ltd.*	2,480,000	—	—	2,480,000	—	—
CallWave, Inc.*	1,348,700	—	1,348,700	—	—	—
Horizon North Logistics Inc.*	5,700,000	—	3,000,000	2,700,000	—	—
Ondine Biopharma Corp.*	2,620,000	—	—	2,620,000	—	—
Ondine Biopharma Corp. (GBP denominated)*	490,000	—	—	490,000	—	—
Ondine Biopharma Corp.*	400,000	—	—	400,000	—	—
OSIM International Ltd*	28,920,000	6,426,667	15,618,000	19,728,667	—	—
OSIM International Ltd., rights, expire 2009*	—	6,426,667	6,426,667	—	—	—
					$1,270	$176,587

*Unaffiliated issuer at 9/30/2009.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
THB = Thai baht

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$558,218	$—	$54	$558,272
Information technology	468,635	—	238	468,873
Industrials	410,773	—	190	410,963
Health care	351,911	—	—	351,911
Financials	296,383	—	—	296,383
Materials	229,492	7,579	54	237,125
Energy	121,226	7,768	—	128,994
Consumer staples	111,534	5,812	—	117,346
Utilities	77,384	—	—	77,384
Telecommunication services	54,558	—	—	54,558
Miscellaneous	153,880	—	—	153,880
Rights & warrants	316	420	—	736
Convertible securities	—	3,213	22	3,235
Bonds, notes & other debt instruments	—	13,249	—	13,249
Short-term securities	—	267,946	—	267,946
Total	$2,834,310	$305,987	$558	$3,140,855

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning	Net	Net	Net	Net transfers	Ending
	value	purchases	realized	unrealized	into	value
	at 1/1/2009	and sales	gain	depreciation	Level 3	at 9/30/2009
Investment securities	$13,661	$(20,054)	$16,099	$(9,246)	$98	$558

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2009 (dollars in thousands):						$(1,661)

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$641,773
Gross unrealized depreciation on investment securities	(395,755)
Net unrealized appreciation on investment securities	246,018
Cost of investment securities for federal income tax purposes	2,894,837

Growth Fund
Investment portfolio

September 30, 2009
 unaudited

Common stocks — 94.75%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.61%
Google Inc., Class A1	1,376,000	$682,290
Cisco Systems, Inc.1	23,315,000	548,835
Microsoft Corp.	17,830,000	461,619
Apple Inc.1	2,435,000	451,376
Fidelity National Information Services, Inc.	8,690,000	221,682
Lender Processing Services, Inc.2	5,785,000	220,813
QUALCOMM Inc.	4,730,000	212,755
Samsung Electronics Co. Ltd.	295,000	204,617
Oracle Corp.	8,790,540	183,195
EMC Corp.1	10,000,000	170,400
Yahoo! Inc.1	9,365,000	166,791
Palm, Inc.1,2	9,250,000	161,227
Red Hat, Inc.1	4,718,300	130,414
International Business Machines Corp.	1,000,000	119,610
Trimble Navigation Ltd.1	4,301,100	102,839
Paychex, Inc.	3,445,000	100,077
Corning Inc.	6,500,000	99,515
Texas Instruments Inc.	3,750,000	88,837
Linear Technology Corp.	2,895,000	79,989
KLA-Tencor Corp.	2,165,000	77,637
Juniper Networks, Inc.1	2,500,000	67,550
ASML Holding NV	2,250,000	66,205
Tokyo Electron Ltd.	998,500	63,791
Hewlett-Packard Co.	1,310,000	61,845
Digital River, Inc.1	1,020,000	41,126
Heartland Payment Systems, Inc.2	2,426,600	35,210
Metavante Technologies, Inc.1	1,000,000	34,480
Avago Technologies Ltd.1	1,643,000	28,046
Applied Materials, Inc.	2,045,000	27,403
Comverse Technology, Inc.1	2,827,300	24,739
Intuit Inc.1	620,000	17,670
Tyco Electronics Ltd.	649,125	14,463
		4,967,046

ENERGY — 12.42%
Suncor Energy Inc.	13,764,081	481,415
Canadian Natural Resources, Ltd.	4,625,700	312,764
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	195,534
Tenaris SA (ADR)	4,930,000	175,607
Noble Energy, Inc.	2,400,000	158,304
Pacific Rubiales Energy Corp.1,2	12,550,000	155,628
Murphy Oil Corp.	2,698,800	155,370
Petrohawk Energy Corp.1	5,490,000	132,913
Core Laboratories NV2	1,197,700	123,471
Helmerich & Payne, Inc.	3,045,000	120,369
Devon Energy Corp.	1,624,700	109,391
Concho Resources Inc.1	3,000,000	108,960
EOG Resources, Inc.	1,198,328	100,072
Diamond Offshore Drilling, Inc.	685,000	65,431
Halliburton Co.	2,385,000	64,681
Peabody Energy Corp.	1,720,000	64,018
Uranium One Inc.1,2	25,544,500	61,395
BG Group PLC	3,050,000	53,009
Baker Hughes Inc.	1,200,000	51,192
Transocean Ltd.1	578,800	49,505
Arch Coal, Inc.	2,000,000	44,260
Plains Exploration & Production Co.1	1,364,700	37,748
Exxon Mobil Corp.	550,000	37,735
Schlumberger Ltd.	619,600	36,928
OAO Gazprom (ADR)	1,300,000	30,225
Cameco Corp.	1,000,000	27,800
Apache Corp.	250,000	22,957
Hess Corp.	324,000	17,321
		2,994,003

FINANCIALS — 11.96%
Berkshire Hathaway Inc., Class A1	4,494	453,894
Wells Fargo & Co.	15,790,996	444,990
Bank of America Corp.	21,530,000	364,288
Goldman Sachs Group, Inc.	1,000,000	184,350
Fairfax Financial Holdings Ltd.	230,000	85,268
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	79,970
Aon Corp.	3,130,000	127,360
Onex Corp.	4,600,500	112,894
XL Capital Ltd, Class A	6,000,000	104,760
American Express Co.	3,000,000	101,700
Morgan Stanley	3,000,000	92,640
JPMorgan Chase & Co.	2,054,000	90,006
PNC Financial Services Group, Inc.	1,652,480	80,294
Citigroup Inc.	15,550,000	75,262
T. Rowe Price Group, Inc.	1,500,000	68,550
Industrial and Commercial Bank of China Ltd., Class H	89,000,000	67,070
ACE Ltd.	965,000	51,589
People’s United Financial, Inc.	3,000,000	46,680
Northern Trust Corp.	800,000	46,528
Bank of Ireland1	9,096,177	45,540
AMP Ltd.	7,860,210	45,222
New York Community Bancorp, Inc.	3,500,000	39,970
MB Financial, Inc.	1,650,000	34,600
Bank of New York Mellon Corp.	1,150,000	33,338
Marsh & McLennan Companies, Inc.	253,600	6,272
		2,883,035

CONSUMER DISCRETIONARY — 11.54%
Johnson Controls, Inc.	10,949,100	279,859
Wynn Resorts, Ltd.1	3,720,000	263,711
Target Corp.	5,362,800	250,336
Lowe’s Companies, Inc.	8,546,782	178,970
CarMax, Inc.1	7,842,500	163,908
Best Buy Co., Inc.	4,100,000	153,832
Starbucks Corp.1	6,993,000	144,405
Chipotle Mexican Grill, Inc., Class B1	781,400	65,028
Chipotle Mexican Grill, Inc., Class A1	460,000	44,643
Las Vegas Sands Corp.1	5,962,500	100,409
NIKE, Inc., Class B	1,520,000	98,344
Comcast Corp., Class A	5,600,000	94,584
lululemon athletica inc.1,2	4,000,000	91,000
Time Warner Inc.	3,131,000	90,110
Strayer Education, Inc.	400,000	87,072
News Corp., Class A	6,490,000	77,815
Bed Bath & Beyond Inc.1	2,000,000	75,080
Marriott International, Inc., Class A	2,505,885	69,137
Penn National Gaming, Inc.1	2,363,000	65,361
Blue Nile, Inc.1,2	1,043,000	64,791
Shaw Communications Inc., Class B, nonvoting	3,500,000	63,035
Shimano Inc.	1,100,000	47,586
Harman International Industries, Inc.	1,245,000	42,181
Magna International Inc., Class A	725,000	30,827
Toyota Motor Corp.	765,000	30,450
Weight Watchers International, Inc.	1,062,000	29,141
MGM Mirage, Inc.1	2,000,000	24,080
Time Warner Cable Inc.	516,600	22,260
Home Depot, Inc.	700,000	18,648
Saks Inc.1	2,040,000	13,913
		2,780,516

HEALTH CARE — 10.24%
Gilead Sciences, Inc.1	7,600,000	354,008
Intuitive Surgical, Inc.1	810,000	212,422
Roche Holding AG	1,312,500	212,245
Shire Ltd. (ADR)	2,700,000	141,183
Covance Inc.1	2,040,000	110,466
Hospira, Inc.1	2,400,000	107,040
Vertex Pharmaceuticals Inc.1	2,822,000	106,954
Amgen Inc.1	1,775,197	106,920
UnitedHealth Group Inc.	4,165,000	104,292
Hologic, Inc.1	6,085,000	99,429
Zimmer Holdings, Inc.1	1,785,854	95,454
Celgene Corp.1	1,600,000	89,440
Human Genome Sciences, Inc.1	4,000,000	75,280
Allergan, Inc.	1,320,000	74,923
Medtronic, Inc.	2,000,000	73,600
Baxter International Inc.	1,200,000	68,412
ResMed Inc.1	1,500,000	67,800
Grifols, SA	3,400,000	64,779
Stryker Corp.	1,165,955	52,969
McKesson Corp.	665,000	39,601
Schering-Plough Corp.	1,379,900	38,982
Merck & Co., Inc.	1,200,000	37,956
St. Jude Medical, Inc.1	883,000	34,446
Onyx Pharmaceuticals, Inc.1	1,000,000	29,970
Aetna Inc.	1,000,000	27,830
Cardinal Health, Inc.	700,000	18,760
Aveta Inc.1,3,4	3,918,000	17,631
Abraxis BioScience, Inc.1	166,975	6,075
Fresenius SE1	357,094	207
		2,469,074

MATERIALS — 9.90%
Barrick Gold Corp.	11,651,900	441,607
Newmont Mining Corp.	7,305,000	321,566
Monsanto Co.	3,295,000	255,033
Potash Corp. of Saskatchewan Inc.	2,800,000	252,952
Rio Tinto PLC	5,902,955	251,860
Freeport-McMoRan Copper & Gold Inc.	2,000,000	137,220
Gold Fields Ltd.	10,000,000	135,424
Shin-Etsu Chemical Co., Ltd.	1,835,000	112,936
CRH PLC	3,556,426	98,424
Praxair, Inc.	1,135,000	92,718
Walter Energy, Inc.	1,400,000	84,084
Minerals Technologies Inc.2	1,025,000	48,749
Cliffs Natural Resources Inc.	1,300,000	42,068
Vale SA, Class A, preferred nominative (ADR)	2,000,000	41,020
Alcoa Inc.	2,600,000	34,112
First Quantum Minerals Ltd.	473,700	31,010
Buzzi Unicem SpA, nonconvertible shares	449,426	4,832
		2,385,615

INDUSTRIALS — 9.09%
First Solar, Inc.1	2,885,095	441,016
Boeing Co.	3,665,000	198,460
Iron Mountain Inc.1	5,745,000	153,162
KBR, Inc.	5,397,130	125,699
United Parcel Service, Inc., Class B	2,120,000	119,716
Panalpina Welttransport (Holding) AG2	1,284,252	106,132
Burlington Northern Santa Fe Corp.	1,250,000	99,787
Lockheed Martin Corp.	1,150,000	89,792
General Dynamics Corp.	1,300,000	83,980
Roper Industries, Inc.	1,540,000	78,509
Joy Global Inc.	1,400,000	68,516
Graco Inc.	2,375,000	66,191
TransDigm Group Inc.1	1,288,000	64,155
Northrop Grumman Corp.	1,150,000	59,512
Republic Services, Inc.	2,159,600	57,381
Spirit AeroSystems Holdings, Inc., Class A1	3,103,600	56,051
United Technologies Corp.	900,000	54,837
General Electric Co.	3,000,000	49,260
MTU Aero Engines Holding AG	737,629	34,943
Actuant Corp., Class A	1,763,027	28,314
Kingspan Group PLC1	2,800,000	25,823
Tyco International Ltd.	699,125	24,106
MSC Industrial Direct Co., Inc., Class A	550,000	23,969
Grafton Group PLC, units	4,200,000	23,856
W.W. Grainger, Inc.	210,000	18,766
Raytheon Co.	246,000	11,801
Fastenal Co.	295,000	11,416
FedEx Corp.	118,300	8,899
Brady Corp., Class A, nonvoting shares	225,000	6,462
		2,190,511

CONSUMER STAPLES — 5.68%
Philip Morris International Inc.	8,895,000	433,542
Coca-Cola Co.	4,515,000	242,456
Wal-Mart Stores, Inc.	3,655,000	179,424
Pernod Ricard SA	1,000,000	79,446
Altria Group, Inc.	4,050,000	72,131
Anheuser-Busch InBev NV	1,500,000	68,521
Estée Lauder Companies Inc., Class A	1,842,240	68,310
Bare Escentuals, Inc.1	4,270,000	50,770
Cosan Ltd., Class A1	5,730,364	45,270
CVS/Caremark Corp.	1,000,000	35,740
PepsiCo, Inc.	517,800	30,374
Avon Products, Inc.	775,000	26,319
Colgate-Palmolive Co.	250,000	19,070
Procter & Gamble Co.	315,000	18,245
		1,369,618

TELECOMMUNICATION SERVICES — 1.65%
SOFTBANK CORP.	5,600,000	123,189
Qwest Communications International Inc.	25,000,000	95,250
Telefónica, SA	2,930,000	80,873
América Móvil, SAB de CV, Series L (ADR)	1,435,000	62,896
Telephone and Data Systems, Inc., special common shares	1,190,000	35,319
		397,527

UTILITIES — 1.37%
Edison International	2,400,000	80,592
Allegheny Energy, Inc.	2,550,000	67,626
Exelon Corp.	1,020,000	50,613
RRI Energy, Inc.1	5,696,500	40,673
NRG Energy, Inc.1	1,300,000	36,647
Dynegy Inc., Class A1	13,900,000	35,445
KGen Power Corp.1,2,4	3,166,128	18,205
		329,801

MISCELLANEOUS — 0.29%
Other common stocks in initial period of acquisition		69,686

Total common stocks (cost: $20,413,045,000)		22,836,432

Convertible securities — 0.05%

UTILITIES — 0.05%
Great Plains Energy Inc. 12.00% convertible preferred	175,000	11,095

Total convertible securities (cost: $8,750,000)		11,095

	Principal amount
Bonds, notes & other debt instruments — 0.00%	(000)

FINANCIALS — 0.00%
Thornburg Mortgage, Inc. 12.00% 20153,5,6	$3,471	9

Total bonds, notes & other debt instruments (cost: $3,504,000)		9

	Principal amount	Value
Short-term securities — 5.67%	(000)	(000)

Freddie Mac 0.18%–0.27% due 10/13/2009–3/29/2010	$386,950	$386,786
Federal Home Loan Bank 0.15%–0.24% due 10/5–12/16/2009	259,385	259,355
Procter & Gamble International Funding S.C.A. 0.16%–0.25% due 10/19/2009–1/8/20107	200,200	200,127
U.S. Treasury Bills 0.175%–0.35% due 10/22/2009–6/17/2010	127,310	127,225
Park Avenue Receivables Co., LLC 0.19% due 10/15–10/20/20097	68,400	68,393
Fannie Mae 0.155%–0.22% due 10/26–12/2/2009	67,900	67,892
Coca-Cola Co. 0.23%–0.24% due 12/11/2009–1/12/20107	64,400	64,360
NetJets Inc. 0.07%–0.20% due 10/1/20097	38,000	38,000
Abbott Laboratories 0.20% due 11/9/20097	37,300	37,289
Paccar Financial Corp. 0.20% due 12/2/2009	29,300	29,288
Private Export Funding Corp. 0.21% due 11/16/20097	25,000	24,992
General Electric Capital Services, Inc. 0.26% due 10/20/2009	23,300	23,296
E.I. duPont de Nemours and Co. 0.17% due 10/22/20097	17,200	17,198
Yale University 0.28% due 10/1/2009	16,000	16,000
Wal-Mart Stores Inc. 0.15% due 11/16/20097	6,800	6,798

Total short-term securities (cost: $1,366,909,000)		1,366,999

Total investment securities (cost: $21,792,208,000)		24,214,535
Other assets less liabilities		(114,054)

Net assets		$24,100,481

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Aveta Inc.	12/21/2005	$52,893	$17,631	.07%
Thornburg Mortgage, Inc. 12.00% 2015	10/1/2008	3,504	9	.00

Total restricted securities		$56,397	$17,640	.07%

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $35,836,000, which represented .15% of the net assets of the fund.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Scheduled interest and/or principal payment was not received.

7Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $457,157,000, which represented 1.90% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/09 (000)
Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	$1,735	$220,813
Palm, Inc.	—	9,250,000	—	9,250,000	—	161,227
Pacific Rubiales Energy Corp.	12,550,000	—	—	12,550,000	—	155,628
Core Laboratories NV	1,197,700	—	—	1,197,700	1,069	123,471
Panalpina Welttransport (Holding) AG	1,483,282	60,970	260,000	1,284,252	2,250	106,132
lululemon athletica inc.	4,185,000	—	185,000	4,000,000	—	91,000
Blue Nile, Inc.	1,043,000	—	—	1,043,000	—	64,791
Uranium One Inc.	24,544,500	1,000,000	—	25,544,500	—	61,395
Minerals Technologies Inc.	1,025,000	—	—	1,025,000	154	48,749
Heartland Payment Systems, Inc.	2,426,600	—	—	2,426,600	109	35,210
KGen Power Corp.	3,166,128	—	—	3,166,128	—	18,205
Chipotle Mexican Grill, Inc., Class A*	920,000	—	460,000	460,000	—	—
Chipotle Mexican Grill, Inc., Class B*	1,195,200	—	413,800	781,400	—	—
DataPath, Inc.*	2,819,968	—	2,819,968	—	—	—
Digital River, Inc.*	2,625,000	—	1,605,000	1,020,000	—	—
Graco Inc.*	3,018,707	—	643,707	2,375,000	1,609	—
					$6,926	$1,086,621

*Unaffiliated issuer at 9/30/2009.

Key to abbreviation

ADR = American Depositary Receipts

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$4,967,046	$—	$—	$4,967,046
Energy	2,994,003	—	—	2,994,003
Financials	2,883,035	—	—	2,883,035
Consumer discretionary	2,780,516	—	—	2,780,516
Health care	2,451,443	17,631	—	2,469,074
Materials	2,385,615	—	—	2,385,615
Industrials	2,190,511	—	—	2,190,511
Consumer staples	1,369,618	—	—	1,369,618
Telecommunication services	397,527	—	—	397,527
Utilities	311,596	—	18,205	329,801
Miscellaneous	69,686	—	—	69,686
Convertible securities	11,095	—	—	11,095
Bonds, notes & other debt instruments	—	9	—	9
Short-term securities	—	1,366,999	—	1,366,999
Total	$22,811,691	$1,384,639	$18,205	$24,214,535

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning		Net		Net transfers	Ending
	value	Net	realized	Net unrealized	out of	value
	at 1/1/2009	sales	loss	appreciation	Level 3	at 9/30/2009
Investment securities	$37,520	$(1,219)	$(63,683)	$46,392	$(805)	$18,205

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2009 (dollars in thousands):						$(11,873)

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$4,190,672
Gross unrealized depreciation on investment securities	(1,957,868)
Net unrealized appreciation on investment securities	2,232,804
Cost of investment securities for federal income tax purposes	21,981,731

International Fund
Investment portfolio

September 30, 2009
 unaudited

Common stocks — 96.19%	Shares	Value (000)

FINANCIALS — 20.53%
Credit Suisse Group AG	3,354,613	$186,223
Banco Santander, SA	9,689,231	156,025
UniCredit SpA1	36,893,437	144,202
BNP Paribas SA	1,723,778	137,780
AXA SA	5,071,611	137,350
Prudential PLC	13,854,319	133,242
Itaú Unibanco Holding SA, preferred nominative (ADR)	5,781,150	116,490
Bank of China Ltd., Class H	228,710,000	107,039
Erste Bank der oesterreichischen Sparkassen AG	2,351,837	105,145
Société Générale	946,512	76,208
Skandinaviska Enskilda Banken AB, Class A1	10,535,922	71,139
UBS AG1	3,127,860	57,285
Banco Bradesco SA, preferred nominative	2,750,000	54,851
Housing Development Finance Corp. Ltd.	867,000	50,682
Barclays PLC1,2	5,307,100	31,396
Barclays PLC1	3,230,000	19,108
China Construction Bank Corp., Class H	56,860,000	45,418
Banco do Brasil SA, ordinary nominative	2,445,000	43,205
Ping An Insurance (Group) Co. of China, Ltd., Class H	5,286,000	41,950
Bangkok Bank PCL, nonvoting depository receipt	9,550,000	34,577
HSBC Holdings PLC (Hong Kong)	2,500,000	29,002
Sampo Oyj, Class A	941,723	23,726
Admiral Group PLC	787,000	14,559
Siam Commercial Bank PCL	5,000,000	12,717
Industrial and Commercial Bank of China Ltd., Class H	11,410,000	8,598
Shinhan Financial Group Co., Ltd.1	213,310	8,532
Sun Hung Kai Properties Ltd.	364,000	5,364
Kerry Properties Ltd.	651,180	3,483
Fortis SA/NV1,3	1,950,000	—
		1,855,296

CONSUMER DISCRETIONARY — 14.18%
Industria de Diseño Textil, SA	3,181,000	182,588
Fiat SpA1	11,245,000	144,697
Daimler AG	2,607,000	131,303
Esprit Holdings Ltd.	14,785,900	99,215
adidas AG	1,566,000	82,919
British Sky Broadcasting Group PLC	9,057,500	82,765
Marks and Spencer Group PLC	9,880,000	57,201
H & M Hennes & Mauritz AB, Class B	774,000	43,532
Honda Motor Co., Ltd.	1,302,000	40,139
Bayerische Motoren Werke AG	788,000	38,010
Techtronic Industries Co. Ltd.	40,554,000	33,649
Swatch Group Ltd, non-registered shares	120,650	28,433
Swatch Group Ltd	110,402	5,020
Peugeot SA1	1,042,000	31,781
Yamada Denki Co., Ltd.	441,220	29,910
Yue Yuen Industrial (Holdings) Ltd.	10,000,000	27,744
Renault SA1	551,000	25,703
Cie. Générale des Établissements Michelin, Class B	321,934	25,265
Makita Corp.	783,500	24,897
Toyota Motor Corp.	609,500	24,260
Porsche Automobil Holding SE, nonvoting preferred	285,000	22,425
Kesa Electricals PLC	9,575,630	21,970
JCDecaux SA1	945,000	20,474
Vivendi SA	600,705	18,594
Carnival PLC	485,000	16,533
OPAP SA	429,330	11,074
Multi Screen Media Private Ltd.1,3,4	82,217	7,047
Li & Fung Ltd.	1,152,000	4,645
		1,281,793

HEALTH CARE — 11.51%
Bayer AG	6,130,023	424,907
Novartis AG	3,739,613	187,197
Teva Pharmaceutical Industries Ltd. (ADR)	2,928,000	148,040
Merck KGaA	972,655	96,751
Richter Gedeon NYRT	307,000	63,652
Terumo Corp.	865,000	47,643
EGIS Nyrt.	305,834	32,620
OJSC Pharmstandard (GDR)1	1,280,000	23,066
OJSC Pharmstandard (GDR)1,2	307,300	5,538
Essilor International	185,000	10,547
		1,039,961

TELECOMMUNICATION SERVICES — 8.79%
América Móvil, SAB de CV, Series L (ADR)	3,961,500	173,633
MTN Group Ltd.3	9,265,900	151,011
Telefónica, SA	4,245,000	117,170
Philippine Long Distance Telephone Co.	1,254,800	63,598
Philippine Long Distance Telephone Co. (ADR)	340,000	17,476
Telekom Austria AG, non-registered shares	3,421,453	61,707
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B3	65,947,500	59,175
KDDI Corp.	7,845	44,259
Bharti Airtel Ltd.	3,587,800	31,483
NTT DoCoMo, Inc.	17,300	27,660
Millicom International Cellular SA1	192,000	13,966
Koninklijke KPN NV	840,100	13,940
Orascom Telecom Holding SAE (GDR)	262,262	8,154
Vodafone Group PLC	2,666,250	5,977
France Télécom SA	175,000	4,664
Bayan Telecommunications, Inc., Class A1,3,4	43,010	—
Bayan Telecommunications, Inc., Class B1,3,4	14,199	—
		793,873

ENERGY — 8.51%
OAO Gazprom (ADR)	11,474,300	266,777
Aker Solutions ASA	7,945,000	89,574
Royal Dutch Shell PLC, Class B	2,512,719	69,745
Royal Dutch Shell PLC, Class A	372,000	10,646
Reliance Industries Ltd.1	1,527,500	70,474
Eni SpA	2,806,000	70,160
Sasol Ltd.	1,165,820	43,926
BP PLC	3,583,137	31,682
OGX Petróleo e Gás Participações SA, ordinary nominative	31,945	24,493
Woodside Petroleum Ltd.	405,000	18,630
Cameco Corp.	660,608	18,365
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	415,000	16,314
TOTAL SA	256,000	15,217
BG Group PLC	770,000	13,383
China National Offshore Oil Corp.	7,250,000	9,748
		769,134

INDUSTRIALS — 8.08%
Siemens AG	1,591,000	147,383
SMC Corp.	831,200	102,313
Ryanair Holdings PLC (ADR)1	3,311,400	96,163
Wolseley PLC1	3,188,152	76,820
Samsung Engineering Co., Ltd.	828,750	73,353
BAE Systems PLC	10,804,000	60,323
Schneider Electric SA	567,850	57,574
Kurita Water Industries Ltd.	925,000	33,209
Vallourec SA	150,000	25,428
Sandvik AB	1,200,000	13,274
East Japan Railway Co.	164,000	11,812
Qantas Airways Ltd.	4,600,000	11,609
Geberit AG	75,000	11,527
AB Volvo, Class B	965,000	8,942
		729,730

INFORMATION TECHNOLOGY — 7.81%
SAP AG	2,550,000	124,232
HOYA CORP.	4,158,300	98,290
Canon, Inc.	2,054,500	83,151
MediaTek Inc.	3,352,297	56,186
Delta Electronics, Inc.	15,575,867	44,565
Autonomy Corp. PLC1	1,600,000	41,674
Redecard SA, ordinary nominative	2,605,000	40,166
Murata Manufacturing Co., Ltd.	793,500	37,689
Rohm Co., Ltd.	456,100	31,936
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,547,009	16,955
Taiwan Semiconductor Manufacturing Co. Ltd.	5,847,497	11,794
Cia. Brasileira de Meios de Pagamento, ordinary nominative	2,776,900	27,623
Ibiden Co., Ltd.	730,000	27,185
Hirose Electric Co., Ltd.	217,300	24,519
Infosys Technologies Ltd.	308,207	14,896
Samsung Electronics Co. Ltd.	19,000	13,179
NetEase.com, Inc. (ADR)1	152,000	6,943
Keyence Corp.	24,000	5,132
		706,115

MATERIALS — 6.54%
ArcelorMittal	2,955,500	110,543
Rio Tinto PLC	2,177,223	92,895
Linde AG	834,500	90,498
Akzo Nobel NV	693,000	42,948
Impala Platinum Holdings Ltd.	1,765,000	41,211
Rio Tinto Ltd.	773,000	40,407
Syngenta AG	170,200	39,124
CRH PLC	1,268,867	35,116
POSCO	63,560	26,344
L’Air Liquide SA, non-registered shares	174,240	19,832
Shin-Etsu Chemical Co., Ltd.	275,000	16,925
Givaudan SA	19,832	14,876
BASF SE	210,000	11,132
First Quantum Minerals Ltd.	145,000	9,492
		591,343

CONSUMER STAPLES — 6.32%
Nestlé SA	3,404,800	145,159
Anheuser-Busch InBev NV	2,612,414	119,338
Anheuser-Busch InBev NV1	1,189,792	5
Pernod Ricard SA	1,187,719	94,359
Danone SA	1,234,806	74,438
L’Oréal SA	559,000	55,605
Carlsberg A/S, Class B	470,262	34,088
Koninklijke Ahold NV	1,308,000	15,739
Tesco PLC	1,923,357	12,289
Wesfarmers Ltd.	453,582	10,602
SABMiller PLC	379,600	9,159
		570,781

UTILITIES — 1.89%
GDF Suez	2,409,264	107,024
Scottish and Southern Energy PLC	1,161,724	21,788
SUEZ Environnement Co.	942,250	21,532
CEZ, a s	205,000	10,947
RWE AG	105,000	9,756
		171,047

MISCELLANEOUS — 2.03%
Other common stocks in initial period of acquisition		183,605

Total common stocks (cost: $7,438,157,000)		8,692,678

Preferred stocks — 0.12%

FINANCIALS — 0.12%
Barclays Bank PLC 14.00%5	5,070,000	10,538

Total preferred stocks (cost: $8,576,000)		10,538

Rights & warrants — 0.04%

MISCELLANEOUS — 0.04%
Other rights & warrants in initial period of acquisition		3,735

Total rights & warrants (cost: $0)		3,735

	Principal amount	Value
Bonds, notes & other debt instruments — 0.11%	(000)	(000)

FINANCIALS — 0.11%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	$7,000	$10,003

Total bonds, notes & other debt instruments (cost: $9,006,000)		10,003

Short-term securities — 3.60%

E.I. duPont de Nemours and Co. 0.14%–0.17% due 10/7–10/21/20092	38,425	38,422
CBA (Delaware) Finance Inc. 0.19% due 10/13–10/16/2009	35,600	35,597
Caisse d’Amortissement de la Dette Sociale 0.19%–0.195% due 12/16–12/18/2009	29,900	29,881
Fannie Mae 0.70% due 11/16/2009	26,200	26,195
Federal Home Loan Bank 0.15%–0.21% due 10/23–12/16/2009	24,500	24,497
Société Générale North America, Inc. 0.32% due 10/22/2009	23,800	23,796
Rabobank USA Financial Corp. 0.15% due 10/1/2009	23,000	23,000
Denmark (Kingdom of) 0.17% due 12/17/2009	20,000	19,988
Enterprise Funding Co. LLC 0.30% due 11/17/20092	17,600	17,588
Electricité de France 0.18% due 10/26/20092	15,500	15,498
BNP Paribas Finance Inc. 0.20% due 10/16/2009	15,000	14,999
Hydro-Québec 0.20% due 12/22/20092	15,000	14,991
Province of Ontario 0.14% due 10/30/2009	14,900	14,898
Procter & Gamble International Funding S.C.A. 0.22% due 10/6/20092	11,700	11,699
ANZ National (International) Ltd. 0.22% due 11/9/20092	8,700	8,698
BNZ International Funding Ltd. 0.23% due 10/28/20092	5,700	5,699

Total short-term securities (cost: $325,446,000)		325,446

Total investment securities (cost: $7,781,185,000)		9,042,400
Other assets less liabilities		(5,855)

Net assets		$9,036,545

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $149,529,000, which represented 1.65% of the net assets of the fund.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $217,233,000, which represented 2.40% of the net assets of the fund.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Value (000)	Percent of net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$7,047	.08%
Bayan Telecommunications, Inc., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications, Inc., Class B	2/11/1998–8/31/1998	34	—	.00

Total restricted securities		$32,657	$7,047	.08%

5Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$1,855,296	$—	$—	$1,855,296
Consumer discretionary	1,274,746	—	7,047	1,281,793
Health care	1,039,961	—	—	1,039,961
Telecommunication services	583,687	210,186	—	793,873
Energy	769,134	—	—	769,134
Industrials	729,730	—	—	729,730
Information technology	706,115	—	—	706,115
Materials	591,343	—	—	591,343
Consumer staples	570,781	—	—	570,781
Utilities	171,047	—	—	171,047
Miscellaneous	183,605	—	—	183,605
Preferred stocks	—	10,538	—	10,538
Rights & warrants	3,735	—	—	3,735
Bonds, notes & other debt instruments	—	10,003	—	10,003
Short-term securities	—	325,446	—	325,446
Total	$8,479,180	$556,173	$7,047	$9,042,400

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning	Net	Ending
	value	unrealized	value
	at 1/1/2009	appreciation	at 9/30/2009
Investment securities	$6,923	$124	$7,047

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2009 (dollars in thousands):			$124

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,793,865
Gross unrealized depreciation on investment securities	(554,759)
Net unrealized appreciation on investment securities	1,239,106
Cost of investment securities for federal income tax purposes	7,803,294

New World Fund
Investment portfolio

September 30, 2009
  unaudited

Common stocks — 81.86%	Shares	Value (000)

CONSUMER STAPLES — 14.60%
Tesco PLC	4,242,418	$27,106
Anheuser-Busch InBev NV	546,000	24,942
Nestlé SA	380,000	16,201
Wal-Mart de México, SAB de CV, Series V (ADR)1	393,000	13,665
Wal-Mart de México, SAB de CV, Series V	705,000	2,451
Coca-Cola Co.	287,000	15,412
China Yurun Food Group Ltd.	6,119,000	13,186
Beiersdorf AG	220,000	12,924
SABMiller PLC	529,000	12,763
British American Tobacco PLC	393,000	12,335
Grupo Nacional de Chocolates SA	935,000	11,132
OJSC Magnit (GDR)	750,000	10,275
Unilever NV, depository receipts	354,500	10,221
Avon Products, Inc.	264,200	8,972
Procter & Gamble Co.	145,000	8,398
Pernod Ricard SA	102,841	8,170
PepsiCo, Inc.	128,700	7,550
Fomento Económico Mexicano, SAB de CV (ADR)	195,000	7,420
X5 Retail Group NV (GDR)2,3	281,776	6,847
X5 Retail Group NV (GDR)3	14,200	345
IOI Corp. Bhd.	4,778,500	7,184
Olam International Ltd.	3,319,100	5,895
Kimberly-Clark de México, SAB de CV, Class A	1,300,000	5,451
BIM Birlesik Magazalar AS	133,000	5,425
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	4,936
Danone SA	51,872	3,127
Poslovni sistem Mercator, dd	11,274	2,954
Diageo PLC	190,000	2,916
Cosan Ltd., Class A3	155,000	1,225
		269,428

FINANCIALS — 13.13%
Itaú Unibanco Holding SA, preferred nominative	587,950	11,877
Itaú Unibanco Holding SA, preferred nominative (ADR)	559,082	11,265
Banco Santander, SA	1,356,454	21,843
Türkiye Garanti Bankasi AS	5,760,000	21,748
DLF Ltd.	2,350,000	21,570
PT Bank Rakyat Indonesia (Persero) Tbk1	25,653,150	19,958
China Life Insurance Co. Ltd., Class H	4,195,000	18,270
Housing Development Finance Corp. Ltd.	260,000	15,199
Amil Participações SA, ordinary nominative	2,697,410	14,820
Industrial and Commercial Bank of China Ltd., Class H	14,550,000	10,965
Kasikornbank PCL, nonvoting depository receipt	3,660,000	9,035
Bancolombia SA (ADR)	210,000	9,015
Itaúsa — Investimentos Itaú SA, preferred nominative	1,358,661	8,241
Royal Bank of Scotland Group PLC3	9,675,000	8,191
Sberbank (Savings Bank of the Russian Federation) (GDR)1	27,300	6,071
CIMB Group Holdings Bhd.	1,500,000	4,814
Kotak Mahindra Bank Ltd.	259,943	4,247
FirstRand Ltd.	1,915,127	4,219
Bank of the Philippine Islands	3,656,246	3,460
Banco Industrial e Comercial SA, preferred nominative	512,900	3,366
Bank Pekao SA3	60,000	3,174
BankMuscat (SAOG) (GDR)	331,655	3,051
Bank Hapoalim BM3	830,000	2,955
Erste Bank der oesterreichischen Sparkassen AG	58,424	2,612
China Construction Bank Corp., Class H	2,950,500	2,356
		242,322

TELECOMMUNICATION SERVICES — 8.39%
América Móvil, SAB de CV, Series L (ADR)	864,875	37,908
Telefónica, SA	1,317,000	36,352
Telefónica 02 Czech Republic, AS	685,000	16,978
Telekom Austria AG, non-registered shares	705,000	12,715
China Telecom Corp. Ltd., Class H	24,650,000	11,642
Cellcom Israel Ltd.	322,000	9,798
China Mobile Ltd.	1,000,000	9,756
Partner Communications Co. Ltd.	350,000	6,622
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	4,881
Vodafone Group PLC	2,132,500	4,780
Telekomunikacja Polska SA	600,000	3,299
		154,731

INFORMATION TECHNOLOGY — 8.38%
Samsung Electronics Co. Ltd.	46,725	32,409
Google Inc., Class A3	45,000	22,313
Infosys Technologies Ltd.	410,200	19,826
HTC Corp.	1,237,100	13,655
Nokia Corp.	578,600	8,512
Nokia Corp. (ADR)	202,100	2,955
Micron Technology, Inc.3	1,200,000	9,840
Cia. Brasileira de Meios de Pagamento, ordinary nominative	811,600	8,073
Kingboard Chemical Holdings Ltd.	1,859,000	7,065
Cisco Systems, Inc.3	281,500	6,627
Yahoo! Inc.3	370,000	6,590
NetEase.com, Inc. (ADR)3	120,000	5,482
Corning Inc.	300,000	4,593
HOYA CORP.	164,400	3,886
Venture Corp. Ltd.	440,000	2,810
Kingboard Laminates Holdings Ltd.	84,500	54
		154,690

INDUSTRIALS — 8.00%
Murray & Roberts Holdings Ltd.	2,839,644	22,486
Boart Longyear Ltd.3	62,900,000	17,760
Schneider Electric SA	144,335	14,634
Enka Insaat ve Sanayi AS	2,904,999	12,339
Container Corp. of India Ltd.	455,735	11,429
United Technologies Corp.	173,000	10,541
Siemens AG	103,100	9,551
China Railway Construction Corp. Ltd., Class H	7,150,000	9,504
Intertek Group PLC	376,108	7,631
Outotec Oyj	235,000	7,479
Suzlon Energy Ltd.3	2,740,000	5,259
Jiangsu Expressway Co. Ltd., Class H	5,574,000	4,575
Bidvest Group Ltd.	223,114	3,529
KBR, Inc.	124,900	2,909
Wienerberger AG3	129,150	2,666
IJM Corp. Bhd.	1,405,320	1,828
Italian-Thai Development PCL3	15,221,100	1,685
Daelim Industrial Co., Ltd.	21,484	1,322
Doosan Heavy Industries and Construction Co., Ltd.	8,070	463
		147,590

MATERIALS — 7.16%
Holcim Ltd3	407,011	27,938
Anglo American PLC (ZAR denominated)3	401,850	12,797
Antofagasta PLC	1,000,000	12,144
Linde AG	109,000	11,821
Sigma-Aldrich Corp.	205,000	11,066
Votorantim Celulose e Papel SA, ordinary nominative (ADR)3	673,400	11,051
Vale SA, Class A, preferred nominative	252,000	5,219
Vale SA, Class A, preferred nominative (ADR)	130,000	2,666
Israel Chemicals Ltd.	635,000	7,273
BHP Billiton PLC	262,664	7,173
PT Semen Gresik1	9,825,000	6,421
Rio Tinto PLC	122,000	5,205
OCI Co. Ltd.	16,500	3,707
Kumba Iron Ore Ltd.	70,000	2,316
Buzzi Unicem SpA	74,340	1,284
Buzzi Unicem SpA, nonconvertible shares	72,270	777
Anhui Conch Cement Co. Ltd., Class H	295,500	1,970
Aracruz Celulose SA, Class B, preferred nominative (ADR)3	54,000	1,202
		132,030

ENERGY — 5.73%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	523,520	24,030
OAO Gazprom (ADR)	650,000	15,113
Saipem SpA, Class S	466,000	14,039
Cairn India Ltd.3	1,507,000	8,269
Tenaris SA (ADR)	212,500	7,569
Eurasia Drilling Co. Ltd. (GDR)2	254,800	3,338
Eurasia Drilling Co. Ltd. (GDR)	249,350	3,266
Noble Energy, Inc.	100,000	6,596
TOTAL SA	75,000	4,458
TOTAL SA (ADR)	32,500	1,926
Oil and Gas Development Co. Ltd.	4,000,000	5,151
Reliance Industries Ltd.3	80,000	3,691
Chevron Corp.	45,000	3,169
Nexen Inc.	128,309	2,921
OAO TMK (GDR)2	142,826	2,231
		105,767

CONSUMER DISCRETIONARY — 5.72%
Toyota Motor Corp.	701,300	27,914
Honda Motor Co., Ltd.	455,000	14,027
McDonald’s Corp.	175,000	9,987
Nitori Co., Ltd.	100,000	8,529
Parkson Holdings Bhd.	5,260,000	7,771
Truworths International Ltd.	1,282,000	7,269
Swatch Group Ltd	95,000	4,320
Swatch Group Ltd, non-registered shares	10,450	2,463
Desarrolladora Homex, SA de CV (ADR)3	160,000	6,045
Gafisa SA, ordinary nominative	300,000	4,529
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	215,000	3,997
Li & Fung Ltd.	886,600	3,575
Central European Media Enterprises Ltd., Class A3	75,000	2,569
TVN SA	500,000	2,462
		105,457

HEALTH CARE — 5.00%
Cochlear Ltd.	475,000	27,982
Krka, dd, Novo mesto	209,640	22,127
Novo Nordisk A/S, Class B	310,020	19,423
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	10,112
Baxter International Inc.	170,000	9,692
Novartis AG	57,500	2,878
		92,214

UTILITIES — 1.90%
Cia. Energética de Minas Gerais — Cemig, preferred nominative	775,000	11,840
China Resources Power Holdings Co. Ltd.	3,924,000	9,124
CLP Holdings Ltd.	1,122,000	7,616
Cheung Kong Infrastructure Holdings Ltd.	1,840,000	6,577
		35,157

MISCELLANEOUS — 3.85%
Other common stocks in initial period of acquisition		71,021

Total common stocks (cost: $1,218,549,000)		1,510,407

Rights & warrants — 0.01%

CONSUMER DISCRETIONARY — 0.00%
IJM Land Bhd., warrants, expire 20133	100,380	30

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		49

Total rights & warrants (cost: $10,000)		79

	Principal amount	Value
Bonds, notes & other debt instruments — 9.83%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.96%
Brazilian Treasury Bill 6.00% 20101,4	BRL7,258	$4,149
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,387
Brazilian Treasury Bill 6.00% 20111,4	BRL 929	528
Brazil (Federal Republic of) 10.00% 20141	6,000	2,931
Brazilian Treasury Bill 6.00% 20151,4	4,374	2,435
Brazil (Federal Republic of) Global 12.50% 2016	1,500	937
Brazil (Federal Republic of) Global 6.00% 2017	$2,375	2,582
Brazil (Federal Republic of) 10.00% 20171	BRL13,000	6,179
Brazil (Federal Republic of) Global 8.00% 20185	$3,574	4,156
Brazil (Federal Republic of) Global 5.875% 2019	850	918
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,302
Brazil (Federal Republic of) Global 12.50% 2022	BRL2,600	1,626
Brazil (Federal Republic of) Global 8.875% 2024	$100	133
Brazil (Federal Republic of) Global 10.125% 2027	1,425	2,116
Brazil (Federal Republic of) Global 7.125% 2037	400	479
Brazil (Federal Republic of) Global 11.00% 2040	13,375	18,056
Brazilian Treasury Bill 6.00% 20451,4	BRL3,645	1,996
United Mexican States Government Global 9.875% 2010	$4,125	4,253
United Mexican States Government 9.00% 2012	MXN7,500	593
United Mexican States Government Global 6.375% 2013	$4,375	4,819
United Mexican States Government, Series MI10, 8.00% 2013	MXN7,700	585
United Mexican States Government Global 5.875% 2014	$500	533
United Mexican States Government, Series MI10, 9.50% 2014	MXN33,500	2,702
United Mexican States Government Global 6.625% 2015	$100	111
United Mexican States Government, Series M10, 8.00% 2015	MXN23,000	1,735
United Mexican States Government Global 5.625% 2017	$3,700	3,859
United Mexican States Government, Series M10, 7.75% 2017	MXN14,000	1,033
United Mexican States Government Global 5.95% 2019	$780	823
United Mexican States Government, Series M20, 10.00% 2024	MXN15,000	1,285
United Mexican States Government Global 7.50% 2033	$350	417
United Mexican States Government Global 6.05% 2040	780	782
Turkey (Republic of) 14.00% 2011	TRY7,400	5,394
Turkey (Republic of) 10.00% 20121,4	3,645	2,773
Turkey (Republic of) 16.00% 2012	2,500	1,939
Turkey (Republic of) 16.00% 2013	2,350	1,863
Turkey (Republic of) 7.25% 2015	$1,700	1,862
Turkey (Republic of) 7.00% 2016	2,800	3,028
Turkey (Republic of) 7.50% 2017	1,500	1,661
Turkey (Republic of) 6.75% 2018	2,500	2,644
Turkey (Republic of) 7.00% 2019	1,000	1,073
Turkey (Republic of) 6.875% 2036	1,200	1,206
Colombia (Republic of) Global 11.75% 2010	COP6,000,000	3,215
Colombia (Republic of) Global 10.00% 2012	$3,300	3,892
Colombia (Republic of) Global 10.75% 2013	1,360	1,690
Colombia (Republic of) Global 8.25% 2014	700	840
Colombia (Republic of) Global 12.00% 2015	COP3,072,000	1,895
Colombia (Republic of) Global 7.375% 2017	$2,800	3,223
Colombia (Republic of) Global 7.375% 2019	350	402
Colombia (Republic of) Global 11.75% 2020	315	460
Colombia (Republic of) Global 8.125% 2024	500	602
Colombia (Republic of) Global 9.85% 2027	COP1,810,000	1,004
Colombia (Republic of) Global 7.375% 2037	$2,499	2,836
Peru (Republic of) 8.375% 2016	5,453	6,666
Peru (Republic of) 7.125% 2019	400	461
Peru (Republic of) 7.35% 2025	500	586
Peru (Republic of) 6.55% 20375	782	852
Russian Federation 8.25% 20105	800	822
Russian Federation 8.25% 20102,5	63	65
Russian Federation 7.50% 20302,5	3,202	3,506
Russian Federation 7.50% 20305	3,102	3,397
Philippines (Republic of) 8.25% 2014	1,000	1,157
Philippines (Republic of) 9.875% 2019	2,200	2,863
Philippines (Republic of) 7.75% 2031	2,235	2,551
Panama (Republic of) Global 7.25% 2015	1,175	1,348
Panama (Republic of) Global 7.125% 2026	890	1,030
Panama (Republic of) Global 8.875% 2027	300	398
Panama (Republic of) Global 9.375% 2029	1,148	1,573
Panama (Republic of) Global 6.70% 20365	1,824	2,025
Polish Government 5.00% 2013	PLN4,805	1,640
Polish Government 5.25% 2013	4,550	1,577
Polish Government 5.00% 2015	$300	317
Polish Government 5.25% 2017	PLN1,200	396
Polish Government 6.375% 2019	$1,970	2,223
South Africa (Republic of) 6.50% 2014	700	770
South Africa (Republic of) 6.875% 2019	1,550	1,736
Malaysian Government 3.756% 2011	MYR6,300	1,861
Malaysian Government 5.094% 2014	1,000	307
Dominican Republic 9.50% 20115	$154	161
Dominican Republic 9.04% 20185	437	463
Dominican Republic 8.625% 20272,5	1,150	1,098
Argentina (Republic of) 5.83% 20331,4,5,6	ARS 6,443	908
Argentina (Republic of) GDP-Linked 2035	43,865	691
Egypt (Arab Republic of) 9.10% 2010	EGP1,000	184
Egypt (Arab Republic of) 8.60% 2011	4,560	838
Egypt (Arab Republic of) 8.75% 2012	3,000	552
Hungarian Government 6.00% 2012	HUF50,300	263
		165,227

ENERGY — 0.58%
Gaz Capital SA 7.343% 2013	$100	107
Gaz Capital SA 8.146% 2018	3,380	3,587
Gazprom International SA 7.201% 20205	1,360	1,421
Gaz Capital SA, Series 9, 6.51% 2022	1,500	1,378
Gaz Capital SA 6.51% 20222	600	551
Open Joint Stock Co. Gazprom, Series 2, 8.625% 2034	375	412
Gaz Capital SA 7.288% 2037	1,600	1,504
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,741
		10,701

MATERIALS — 0.12%
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	975	1,038
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	370	394
C10 Capital (SPV) Ltd. 6.722% (undated)2,7	1,000	792
		2,224

UTILITIES — 0.11%
AES Panamá, SA 6.35% 20162	1,100	1,057
Enersis SA 7.375% 2014	650	718
AES Gener SA 7.50% 2014	250	272
		2,047

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 20142	850	816

	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)

INDUSTRIALS — 0.02%
TFM, SA de CV 9.375% 2012	$400	$408

Total bonds, notes & other debt instruments (cost: $166,306,000)		181,423

Short-term securities — 8.18%

Hewlett-Packard Co. 0.13% due 10/7/20092	18,100	18,099
CBA (Delaware) Finance Inc. 0.19% due 10/13/2009	17,600	17,599
ING (U.S.) Funding LLC 0.18% due 10/5/2009	15,500	15,500
Unilever Capital Corp. 0.15% due 10/16/20092	15,100	15,099
Westpac Banking Corp. 0.27% due 11/6/20092	14,700	14,695
GlaxoSmithKline Finance PLC 0.15% due 10/1/20092	11,100	11,100
Federal Home Loan Bank 0.15%–0.19% due 11/3–11/12/2009	10,750	10,748
Thunder Bay Funding, LLC 0.17% due 10/19/20092	10,700	10,699
Coca-Cola Co. 0.25% due 12/8/20092	10,000	9,995
Province of Ontario 0.14% due 10/30/2009	9,100	9,099
Freddie Mac 0.19% due 11/16/2009	6,600	6,599
BNZ International Funding Ltd. 0.23% due 10/28/20092	6,200	6,199
Caisse d’Amortissement de la Dette Sociale 0.30% due 12/21/2009	5,500	5,496

Total short-term securities (cost: $150,928,000)		150,927

Total investment securities (cost: $1,535,793,000)		1,842,836
Other assets less liabilities		2,233

Net assets		$1,845,069

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $83,196,000, which represented 4.51% of the net assets of the fund.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $106,187,000, which represented 5.76% of the net assets of the fund.

3Security did not produce income during the last 12 months.
4Index-linked bond whose principal amount moves with a government retail price index.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
HUF = Hungarian forints
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
TRY = New Turkish liras
ZAR = South African rand

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer staples	$255,763	$13,665	$—	$269,428
Financials	216,293	26,029	—	242,322
Telecommunication services	149,850	4,881	—	154,731
Information technology	154,690	—	—	154,690
Industrials	147,590	—	—	147,590
Materials	125,609	6,421	—	132,030
Energy	105,767	—	—	105,767
Consumer discretionary	105,457	—	—	105,457
Health care	92,214	—	—	92,214
Utilities	35,157	—	—	35,157
Miscellaneous	60,769	10,252	—	71,021
Rights & warrants	30	49	—	79
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	165,227	—	165,227
Corporate bonds & notes	—	16,196	—	16,196
Short-term securities	—	150,927	—	150,927
Total	$1,449,189	$393,647	$—	$1,842,836

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning		Net		Net transfers	Ending
	value	Net	realized	Net unrealized	out of	value
	at 1/1/2009	sales	loss	appreciation	Level 3	at 9/30/2009
Investment securities	$5,875	$(5,408)	$(82)	$2,203	$(2,588)	$—

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$402,722
Gross unrealized depreciation on investment securities	(100,090)
Net unrealized appreciation on investment securities	302,632
Cost of investment securities for federal income tax purposes	1,540,204

Blue Chip Income and Growth Fund
Investment portfolio

September 30, 2009
unaudited

Common stocks — 92.95%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.47%
Microsoft Corp.	5,990,000	$155,081
Hewlett-Packard Co.	2,970,000	140,214
International Business Machines Corp.	830,000	99,276
Oracle Corp.	4,210,000	87,736
Nokia Corp. (ADR)	4,500,000	65,790
Intel Corp.	2,200,000	43,054
Cisco Systems, Inc.1	1,300,000	30,602
Texas Instruments Inc.	1,250,000	29,613
Yahoo! Inc.1	1,500,000	26,715
Linear Technology Corp.	550,000	15,197
SAP AG (ADR)	175,000	8,552
Maxim Integrated Products, Inc.	400,000	7,256
Google Inc., Class A1	11,000	5,454
		714,540

INDUSTRIALS — 15.91%
Boeing Co.	1,725,000	93,409
General Electric Co.	3,100,000	50,902
United Parcel Service, Inc., Class B	850,000	48,000
United Technologies Corp.	760,000	46,307
CSX Corp.	850,000	35,581
Rockwell Automation	700,000	29,820
Burlington Northern Santa Fe Corp.	370,000	29,537
Illinois Tool Works Inc.	650,000	27,762
Norfolk Southern Corp.	592,800	25,556
Emerson Electric Co.	600,000	24,048
Union Pacific Corp.	375,000	21,881
Avery Dennison Corp.	550,000	19,805
Ingersoll-Rand PLC	600,000	18,402
Eaton Corp.	300,000	16,977
Waste Management, Inc.	500,000	14,910
Pitney Bowes Inc.	485,400	12,062
Tyco International Ltd.	300,000	10,344
Southwest Airlines Co.	1,000,000	9,600
General Dynamics Corp.	120,000	7,752
3M Co.	90,000	6,642
Lockheed Martin Corp.	80,000	6,246
		555,543

HEALTH CARE — 15.83%
Merck & Co., Inc.	3,510,000	111,021
Medtronic, Inc.	2,060,000	75,808
Amgen Inc.1	875,000	52,701
Abbott Laboratories	1,050,000	51,944
Aetna Inc.	1,600,000	44,528
AstraZeneca PLC (ADR)	975,000	43,826
UnitedHealth Group Inc.	1,500,000	37,560
Eli Lilly and Co.	1,125,000	37,159
Pfizer Inc	1,900,000	31,445
Bristol-Myers Squibb Co.	1,125,000	25,335
Cardinal Health, Inc.	700,000	18,760
Novartis AG (ADR)	300,000	15,114
Covidien PLC	175,000	7,571
		552,772

CONSUMER DISCRETIONARY — 10.16%
CBS Corp., Class B, nonvoting shares	5,750,000	69,287
Target Corp.	1,350,000	63,018
Lowe’s Companies, Inc.	2,300,000	48,162
Leggett & Platt, Inc.	2,000,000	38,800
Time Warner Inc.	1,000,000	28,780
Carnival Corp., units	650,000	21,632
Harley-Davidson, Inc.	910,000	20,930
Mattel, Inc.	700,000	12,922
Royal Caribbean Cruises Ltd.1	500,000	12,040
News Corp., Class A	771,400	9,249
Johnson Controls, Inc.	337,675	8,631
Home Depot, Inc.	300,000	7,992
Honda Motor Co., Ltd. (ADR)	180,000	5,456
McGraw-Hill Companies, Inc.	200,000	5,028
Magna International Inc., Class A	63,800	2,713
		354,640

ENERGY — 7.45%
ConocoPhillips	2,235,000	100,933
Schlumberger Ltd.	1,050,000	62,580
Royal Dutch Shell PLC, Class A (ADR)	800,000	45,752
Exxon Mobil Corp.	200,000	13,722
Marathon Oil Corp.	332,700	10,613
Spectra Energy Corp	541,700	10,260
Baker Hughes Inc.	160,000	6,825
Devon Energy Corp.	90,000	6,060
Eni SpA (ADR)	70,000	3,489
		260,234

FINANCIALS — 7.36%
Bank of America Corp.	4,796,113	81,150
American Express Co.	1,750,000	59,325
JPMorgan Chase & Co.	860,000	37,685
Capital One Financial Corp.	1,010,000	36,087
HSBC Holdings PLC (ADR)	318,749	18,280
Bank of New York Mellon Corp.	230,000	6,668
Wells Fargo & Co.	200,000	5,636
Credit Suisse Group AG (ADR)	100,000	5,565
Banco Santander, SA (ADR)	330,000	5,330
American International Group, Inc.1	25,000	1,103
Washington Mutual, Inc.1,2	708,571	174
		257,003

TELECOMMUNICATION SERVICES — 6.58%
AT&T Inc.	5,490,000	148,285
Verizon Communications Inc.	2,000,000	60,540
CenturyTel, Inc.	342,500	11,508
Qwest Communications International Inc.	2,500,000	9,525
FairPoint Communications, Inc.	3,771	1
		229,859

CONSUMER STAPLES — 5.46%
Walgreen Co.	1,107,083	41,482
Kimberly-Clark Corp.	555,000	32,734
PepsiCo, Inc.	550,000	32,263
Kellogg Co.	592,000	29,144
ConAgra Foods, Inc.	1,200,000	26,016
General Mills, Inc.	250,000	16,095
Avon Products, Inc.	280,000	9,509
H.J. Heinz Co.	80,000	3,180
		190,423

UTILITIES — 2.14%
Southern Co.	750,000	23,753
FPL Group, Inc.	400,000	22,092
FirstEnergy Corp.	370,000	16,916
Xcel Energy Inc.	250,000	4,810
Duke Energy Corp.	260,000	4,092
PPL Corp.	100,000	3,034
		74,697

MATERIALS — 0.56%
Air Products and Chemicals, Inc.	250,000	19,395

MISCELLANEOUS — 1.03%
Other common stocks in initial period of acquisition		35,961

Total common stocks (cost: $3,168,442,000)		3,245,067

Preferred stocks — 0.03%

FINANCIALS — 0.03%
Wells Fargo & Co. 7.98%3	650,000	595
Wachovia Capital Trust III 5.80%3	781,000	550

Total preferred stocks (cost: $1,000,000)		1,145

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2,4	60,000	—

Total rights & warrants (cost: $230,000)		—

	Principal amount	Value
Bonds, notes & other debt instruments — 0.06%	(000)	(000)

FINANCIALS — 0.06%
SLM Corp., Series A, 5.45% 2011	$435	$410
SLM Corp., Series A, 5.00% 2013	370	295
SLM Corp., Series A, 5.375% 2014	695	533
SLM Corp., Series A, 5.00% 2015	846	631
SLM Corp., Series A, 5.00% 2018	170	107

Total bonds, notes & other debt instruments (cost: $1,725,000)		1,976

Short-term securities — 7.01%

U.S. Treasury Bills 0.175%–0.30% due 10/22/2009–6/17/2010	65,300	65,261
Freddie Mac 0.13%–0.22% due 12/21/2009–2/2/2010	41,500	41,480
Federal Home Loan Bank 0.14%–0.20% due 10/9–12/11/2009	27,900	27,897
Procter & Gamble International Funding S.C.A. 0.22%–0.23% due 10/19/2009–1/8/20105	25,400	25,390
NetJets Inc. 0.20% due 10/8/20095	18,600	18,599
Variable Funding Capital Company LLC 0.19% due 10/5/20095	14,200	14,200
Coca-Cola Co. 0.20% due 12/16/20095	12,100	12,093
Wal-Mart Stores Inc. 0.15% due 11/16/20095	11,500	11,496
Abbott Laboratories 0.20% due 11/9/20095	7,300	7,298
E.I. duPont de Nemours and Co. 0.17% due 10/22/20095	7,000	6,999
Jupiter Securitization Co., LLC 0.32% due 10/9/20095	5,400	5,399
Fannie Mae 0.20% due 10/26/2009	4,500	4,499
Yale University 0.26% due 10/1/2009	4,000	4,000

Total short-term securities (cost: $244,615,000)		244,611

Total investment securities (cost: $3,416,012,000)		3,492,799
Other assets less liabilities		(1,715)

Net assets		$3,491,084

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Washington Mutual, Inc.	4/8/2008	$5,970	$174	.00%
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	230	—	.00

Total restricted securities		$6,200	$174	.00%

3Coupon rate may change periodically.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $101,474,000, which represented 2.91% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$714,540	$—	$—	$714,540
Industrials	555,543	—	—	555,543
Health care	552,772	—	—	552,772
Consumer discretionary	354,640	—	—	354,640
Energy	260,234	—	—	260,234
Financials	257,003	—	—	257,003
Telecommunication services	229,859	—	—	229,859
Consumer staples	190,423	—	—	190,423
Utilities	74,697	—	—	74,697
Materials	19,395	—	—	19,395
Miscellaneous	35,961	—	—	35,961
Preferred stocks	—	1,145	—	1,145
Bonds, notes & other debt instruments	—	1,976	—	1,976
Short-term securities	—	244,611	—	244,611
Total	$3,245,067	$247,732	$—	$3,492,799

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning	Net	Net	Net transfers	Ending
	value	unrealized	purchases	out of	value
	at 1/1/2009	appreciation	and sales	Level 3	at 9/30/2009
Investment securities	$—	$2,955	$(970)	$(1,985)	$—

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$441,056
Gross unrealized depreciation on investment securities	(379,570)
Net unrealized appreciation on investment securities	61,486
Cost of investment securities for federal income tax purposes	3,431,313

Global Growth and Income Fund
Investment portfolio

September 30, 2009
unaudited

Common stocks — 90.71%	Shares	Value (000)

FINANCIALS — 16.23%
Macquarie Group Ltd.	690,000	$35,795
Australia and New Zealand Banking Group Ltd.	1,324,121	28,498
Industrial and Commercial Bank of China Ltd., Class H	34,482,000	25,985
HSBC Holdings PLC (Hong Kong)	1,020,000	11,833
HSBC Holdings PLC (ADR)	200,000	11,470
JPMorgan Chase & Co.	528,200	23,146
Champion Real Estate Investment Trust	34,364,566	14,323
Prudential PLC	1,434,931	13,800
BNP Paribas SA	170,909	13,661
QBE Insurance Group Ltd.	585,000	12,420
PNC Financial Services Group, Inc.	236,204	11,477
AXA SA	407,222	11,028
People’s United Financial, Inc.	651,000	10,129
Fairfax Financial Holdings Ltd.	27,000	10,043
China Life Insurance Co. Ltd., Class H	2,297,000	10,004
Macquarie International Infrastructure Fund Ltd.	36,200,164	8,615
Berkshire Hathaway Inc., Class B1	2,480	8,241
Hospitality Properties Trust	375,000	7,639
Bank of America Corp.	450,000	7,614
Unibail-Rodamco SE, non-registered shares	35,500	7,377
Frasers Commercial Trust	64,000,000	7,275
Citigroup Inc.	1,000,000	4,840
Banco Santander, SA	300,000	4,831
UBS AG1	220,000	4,029
Lloyds Banking Group PLC1	2,430,000	4,029
Hang Seng Bank Ltd.	250,000	3,603
ING Groep NV, depository receipts1	200,000	3,572
Itaú Unibanco Holding SA, preferred nominative (ADR)	137,500	2,771
Bank of China Ltd., Class H	4,400,000	2,316
Société Générale	10,368	835
		321,199

INFORMATION TECHNOLOGY — 11.73%
Microsoft Corp.	2,360,000	61,100
Samsung Electronics Co. Ltd.	38,000	26,357
Google Inc., Class A1	49,350	24,470
International Business Machines Corp.	200,000	23,922
Novellus Systems, Inc.1	1,000,000	20,980
KLA-Tencor Corp.	500,000	17,930
Cisco Systems, Inc.1	477,000	11,229
HTC Corp.	769,230	8,491
Automatic Data Processing, Inc.	205,000	8,057
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	616,310	6,755
MediaTek Inc.	250,500	4,198
Oracle Corp.	200,000	4,168
Apple Inc.1	20,000	3,707
Cia. Brasileira de Meios de Pagamento, ordinary nominative	358,100	3,562
Yahoo! Inc.1	165,750	2,952
Tyco Electronics Ltd.	100,000	2,228
Nintendo Co., Ltd.	8,000	2,052
		232,158

MATERIALS — 11.42%
Yamana Gold Inc.	4,000,000	43,094
Newmont Mining Corp.	800,000	35,216
Barrick Gold Corp.	890,000	33,731
Rio Tinto PLC	550,000	23,467
United States Steel Corp.	500,000	22,185
BHP Billiton Ltd. (ADR)	150,000	9,901
BHP Billiton Ltd.	258,000	8,589
Alcoa Inc.	900,000	11,808
Monsanto Co.	145,000	11,223
Grupo México, SAB de CV, Series B1	4,500,000	8,330
Impala Platinum Holdings Ltd.	316,648	7,393
Gold Fields Ltd.	500,000	6,771
Praxair, Inc.	30,000	2,451
Potash Corp. of Saskatchewan Inc.	20,000	1,807
		225,966

TELECOMMUNICATION SERVICES — 9.93%
Telefónica, SA	2,288,000	63,153
AT&T Inc.	1,125,000	30,386
Qwest Communications International Inc.	6,750,000	25,717
Koninklijke KPN NV	1,382,000	22,932
Verizon Communications Inc.	525,000	15,892
SOFTBANK CORP.	567,000	12,473
China Telecom Corp. Ltd., Class H	25,000,000	11,807
Bell Aliant Regional Communications Income Fund	380,000	9,947
Telefónica 02 Czech Republic, AS	165,000	4,090
		196,397

CONSUMER STAPLES — 8.93%
Kraft Foods Inc., Class A	1,048,000	27,531
Anheuser-Busch InBev NV	580,400	26,513
British American Tobacco PLC	655,000	20,558
C&C Group PLC	4,054,794	17,155
Tesco PLC	2,555,000	16,324
Coca-Cola Amatil Ltd.	1,087,699	9,416
Pernod Ricard SA	110,000	8,739
Sysco Corp.	325,000	8,076
Coca-Cola Co.	143,000	7,679
Beiersdorf AG	125,000	7,343
Philip Morris International Inc.	130,000	6,336
Shoppers Drug Mart Corp.	150,000	6,164
Avon Products, Inc.	133,000	4,517
Colgate-Palmolive Co.	35,000	2,670
Unilever NV, depository receipts	90,300	2,604
SABMiller PLC	100,000	2,413
Procter & Gamble Co.	25,000	1,448
Diageo PLC	85,700	1,315
		176,801

INDUSTRIALS — 8.04%
Joy Global Inc.	550,000	26,917
Schneider Electric SA	222,353	22,544
General Electric Co.	1,000,000	16,420
Waste Management, Inc.	425,000	12,673
Emerson Electric Co.	290,000	11,623
Tyco International Ltd.	300,000	10,344
United Technologies Corp.	140,000	8,530
Vallourec SA	50,000	8,476
Rickmers Maritime2	27,420,000	7,402
Geberit AG	47,000	7,224
Finmeccanica SpA	382,583	6,766
Boeing Co.	100,000	5,415
URS Corp.1	99,000	4,321
Siemens AG	46,500	4,308
Caterpillar Inc.	60,000	3,080
Capita Group PLC	262,000	3,027
		159,070

HEALTH CARE — 7.96%
Merck & Co., Inc.	1,017,000	32,168
Bayer AG	316,000	21,904
UCB SA	500,000	21,110
Roche Holding AG	117,850	19,058
Schering-Plough Corp.	500,000	14,125
Johnson & Johnson	172,000	10,473
Sonic Healthcare Ltd.	750,000	9,404
Novo Nordisk A/S, Class B	140,000	8,771
CSL Ltd.	250,000	7,381
Smith & Nephew PLC	750,000	6,721
Abbott Laboratories	130,000	6,431
		157,546

CONSUMER DISCRETIONARY — 6.43%
Virgin Media Inc.1	2,015,000	28,049
Toyota Motor Corp.	438,000	17,434
Carphone Warehouse Group PLC	5,691,100	17,398
Carnival Corp., units	500,000	16,640
McDonald’s Corp.	230,000	13,126
Saks Inc.1	1,200,000	8,184
Honda Motor Co., Ltd.	218,000	6,721
News Corp., Class A	425,000	5,096
Time Warner Inc.	160,000	4,605
H & M Hennes & Mauritz AB, Class B	73,805	4,151
adidas AG	62,700	3,320
Pearson PLC	200,000	2,465
		127,189

ENERGY — 5.46%
TOTAL SA	490,000	29,126
Baker Hughes Inc.	500,000	21,330
Saipem SpA, Class S	543,600	16,377
EnCana Corp.	267,000	15,481
Royal Dutch Shell PLC, Class A (ADR)	129,000	7,378
Royal Dutch Shell PLC, Class B (ADR)	125,000	6,971
Tenaris SA (ADR)	141,000	5,023
Diamond Offshore Drilling, Inc.	41,000	3,916
Reliance Industries Ltd.1	53,000	2,445
		108,047

UTILITIES — 4.40%
GDF Suez	415,201	18,444
SUEZ Environnement Co.	616,026	14,077
Duke Energy Corp.	812,200	12,784
Hongkong Electric Holdings Ltd.	2,289,000	12,553
Exelon Corp.	150,000	7,443
Snam Rete Gas SpA	1,435,000	6,985
DUET Group	4,418,377	6,609
E.ON AG	110,000	4,667
RRI Energy, Inc.1	500,000	3,570
		87,132

MISCELLANEOUS — 0.18%
Other common stocks in initial period of acquisition		3,522

Total common stocks (cost: $1,739,642,000)		1,795,027

Preferred stocks — 0.10%

FINANCIALS — 0.10%
Resona Preferred Global Securities (Cayman) Ltd. 7.191%3,4	2,355,000	1,957

Total preferred stocks (cost: $1,103,000)		1,957

Rights & warrants — 0.02%

FINANCIALS — 0.02%
BNP Paribas SA, rights, expire 20091	170,909	370

Total rights & warrants (cost: $0)		370

	Principal amount
Convertible securities — 0.67%	(000)

MATERIALS — 0.67%
Alcoa Inc., 5.25% convertible notes 2014	$6,000	13,230

Total convertible securities (cost: $6,000,000)		13,230

Bonds, notes & other debt instruments — 3.20%

INFORMATION TECHNOLOGY — 0.82%
NXP BV and NXP Funding LLC 3.259% 20133	7,200	5,229
NXP BV and NXP Funding LLC 7.875% 2014	11,550	9,125
Freescale Semiconductor, Inc., Term Loan B, 2.011% 20133,5,6	2,412	1,938
		16,292

FINANCIALS — 0.59%
Zions Bancorporation 5.65% 2014	1,310	1,035
Zions Bancorporation 5.50% 2015	5,880	4,523
Zions Bancorporation 6.00% 2015	3,955	3,126
Resona Bank, Ltd. 5.85% (undated)3,4	3,490	3,023
		11,707

CONSUMER DISCRETIONARY — 0.56%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	5,763
NTL Cable PLC 9.50% 2016	5,000	5,287
		11,050

TELECOMMUNICATION SERVICES — 0.47%
Digicel Group Ltd. 12.00% 20144	8,225	9,253

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.41%
Brazil (Federal Republic of) 10.00% 20177	BRL16,500	8,156

MORTGAGE-BACKED OBLIGATIONS5 — 0.18%
Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 2-A-1, 6.50% 2037	$6,655	3,464

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.17%
CoBank ACB 0.899% 20223,4	5,050	3,448

Total bonds, notes & other debt instruments (cost: $49,958,000)		63,370

Short-term securities — 5.22%

E.I. duPont de Nemours and Co. 0.14% due 10/7/20094	15,700	15,699
Province of Ontario 0.14% due 10/30/2009	12,200	12,198
Rabobank USA Financial Corp. 0.15% due 10/1/2009	11,900	11,900
BNZ International Funding Ltd. 0.23% due 10/28/20094	10,600	10,598
BNP Paribas Finance Inc. 0.20% due 10/16/2009	10,000	9,999
Old Line Funding, LLC 0.33% due 10/15/20094	10,000	9,999
Procter & Gamble International Funding S.C.A. 0.23% due 10/20/20094	10,000	9,998
Toronto-Dominion Holdings USA Inc. 0.17% due 10/27/20094	9,000	8,999
Caisse d’Amortissement de la Dette Sociale 0.195% due 12/16/2009	6,500	6,496
CBA (Delaware) Finance Inc. 0.19% due 10/13/2009	4,900	4,900
Total Capital Canada Ltd. 0.26% due 10/15/20094	1,400	1,400
Ranger Funding Co. LLC 0.15% due 10/5/20094	1,000	1,000

Total short-term securities (cost: $103,188,000)		103,186

Total investment securities (cost: $1,899,891,000)		1,977,140
Other assets less liabilities		1,629

Net assets		$1,978,769

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Coupon rate may change periodically.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $75,374,000, which represented 3.81% of the net assets of the fund.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,938,000, which represented .10% of the net assets of the fund.

7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,156,000, which represented .41% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the nine months ended September 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/09 (000)
Rickmers Maritime	24,370,000	3,050,000	—	27,420,000	$1,300	$7,402

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$321,199	$—	$—	$321,199
Information technology	232,158	—	—	232,158
Materials	225,966	—	—	225,966
Telecommunication services	196,397	—	—	196,397
Consumer staples	176,801	—	—	176,801
Industrials	159,070	—	—	159,070
Health care	157,546	—	—	157,546
Consumer discretionary	127,189	—	—	127,189
Energy	108,047	—	—	108,047
Utilities	87,132	—	—	87,132
Miscellaneous	3,522	—	—	3,522
Preferred stocks	—	1,957	—	1,957
Rights & warrants	370	—	—	370
Convertible securities	—	13,230	—	13,230
Bonds, notes & other debt instruments	—	63,370	—	63,370
Short-term securities	—	103,186	—	103,186
Total	$1,795,397	$181,743	$—	$1,977,140

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning	Net		Net	Net transfers	Ending
	value	unrealized	Net	realized	out of	value
	at 1/1/2009	appreciation	sales	loss	Level 3	at 9/30/2009
Investment securities	$13,351	$13,071	$(5,402)	$(13,528)	$(7,492)	$—

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$267,116
Gross unrealized depreciation on investment securities	(190,143)
Net unrealized appreciation on investment securities	76,973
Cost of investment securities for federal income tax purposes	1,900,167

Growth-Income Fund
Investment portfolio

September 30, 2009
  unaudited

Common stocks — 90.11%	Shares	Value (000)

INFORMATION TECHNOLOGY — 23.95%
Microsoft Corp.	28,810,100	$745,893
Oracle Corp.	28,917,500	602,641
Hewlett-Packard Co.	9,685,000	457,229
Yahoo! Inc.1	24,371,300	434,053
Google Inc., Class A1	662,500	328,501
Intel Corp.	16,600,000	324,862
Cisco Systems, Inc.1	12,400,000	291,896
International Business Machines Corp.	2,332,000	278,931
Flextronics International Ltd.1	30,500,000	227,530
Accenture PLC, Class A	5,475,000	204,053
Corning Inc.	11,500,000	176,065
SAP AG	1,995,000	97,194
SAP AG (ADR)	920,000	44,960
Nokia Corp.	8,905,000	131,012
NVIDIA Corp.1	7,300,000	109,719
Linear Technology Corp.	3,500,000	96,705
Xilinx, Inc.	3,869,200	90,617
eBay Inc.1	3,000,000	70,830
McAfee, Inc.1	1,600,000	70,064
Texas Instruments Inc.	2,625,000	62,186
HOYA CORP.	2,604,600	61,565
Paychex, Inc.	2,025,141	58,830
Automatic Data Processing, Inc.	1,455,000	57,181
HTC Corp.	5,113,500	56,444
Nintendo Co., Ltd.	205,000	52,570
QUALCOMM Inc.	1,150,000	51,727
Intuit Inc.1	1,800,000	51,300
Maxim Integrated Products, Inc.	2,700,000	48,978
Analog Devices, Inc.	1,750,000	48,265
KLA-Tencor Corp.	1,200,000	43,032
Taiwan Semiconductor Manufacturing Co. Ltd.	19,546,781	39,424
Dell Inc.1	2,400,000	36,624
Autodesk, Inc.1	1,400,000	33,320
Affiliated Computer Services, Inc., Class A1	613,400	33,228
Microchip Technology Inc.	820,000	21,730
Canon, Inc.	300,000	12,142
Motorola, Inc.	1,362,500	11,704
Advanced Micro Devices, Inc.1	2,000,000	11,320
Western Union Co.	400,000	7,568
		5,581,893

INDUSTRIALS — 11.44%
United Technologies Corp.	4,075,000	248,290
United Parcel Service, Inc., Class B	3,800,000	214,586
General Electric Co.	11,650,000	191,293
3M Co.	2,331,600	172,072
Precision Castparts Corp.	1,654,000	168,493
General Dynamics Corp.	2,506,300	161,907
CSX Corp.	3,548,023	148,520
Boeing Co.	2,700,000	146,205
Burlington Northern Santa Fe Corp.	1,821,000	145,370
Avery Dennison Corp.	3,955,000	142,420
Union Pacific Corp.	2,319,600	135,349
Norfolk Southern Corp.	2,665,300	114,901
Southwest Airlines Co.	10,945,000	105,072
Rockwell Automation	1,900,000	80,940
Lockheed Martin Corp.	965,000	75,347
Tyco International Ltd.	2,145,000	73,960
Waste Management, Inc.	2,150,000	64,113
Ingersoll-Rand PLC	1,900,000	58,273
Emerson Electric Co.	1,400,000	56,112
Deere & Co.	1,275,000	54,723
Eaton Corp.	800,000	45,272
Pitney Bowes Inc.	1,552,200	38,572
Continental Airlines, Inc., Class B1	800,000	13,152
AMR Corp.1	1,500,000	11,925
		2,666,867

CONSUMER DISCRETIONARY — 10.59%
Time Warner Inc.	11,394,989	327,948
Target Corp.	5,069,700	236,654
Lowe’s Companies, Inc.	9,430,477	197,474
Best Buy Co., Inc.	4,800,000	180,096
News Corp., Class A	14,500,200	173,857
Time Warner Cable Inc.	3,827,242	164,916
Royal Caribbean Cruises Ltd.1	4,805,000	115,704
Mattel, Inc.	5,400,000	99,684
Omnicom Group Inc.	2,590,000	95,675
Staples, Inc.	3,900,000	90,558
Fiat SpA1	7,000,000	90,074
Carnival PLC	2,500,000	85,221
Magna International Inc., Class A	1,947,900	82,825
McDonald’s Corp.	1,400,000	79,898
Comcast Corp., Class A, special nonvoting shares	2,995,000	48,160
Comcast Corp., Class A	1,800,000	30,402
Carnival Corp., units	2,124,200	70,693
VF Corp.	800,000	57,944
D.R. Horton, Inc.	5,000,000	57,050
Harley-Davidson, Inc.	1,950,000	44,850
Toyota Motor Corp.	900,000	35,823
Kohl’s Corp.1	600,000	34,230
SEGA SAMMY HOLDINGS INC.	1,880,000	24,483
Office Depot, Inc.1	3,250,000	21,515
Home Depot, Inc.	600,000	15,984
Harman International Industries, Inc.	185,000	6,268
		2,467,986

HEALTH CARE — 9.36%
Abbott Laboratories	5,180,000	256,255
Merck & Co., Inc.	7,500,000	237,225
Medtronic, Inc.	5,115,000	188,232
Schering-Plough Corp.	6,052,300	170,977
Aetna Inc.	6,000,000	166,980
Roche Holding AG	845,000	136,646
McKesson Corp.	2,000,000	119,100
Medco Health Solutions, Inc.1	1,800,000	99,558
Hologic, Inc.1	5,661,300	92,506
UnitedHealth Group Inc.	3,500,000	87,640
CIGNA Corp.	3,000,000	84,270
Novartis AG (ADR)	1,300,000	65,494
Amgen Inc.1	1,084,700	65,331
Cardinal Health, Inc.	2,400,000	64,320
Johnson & Johnson	1,000,000	60,890
Pfizer Inc	3,460,000	57,263
WellPoint, Inc.1	823,750	39,013
ResMed Inc.1	800,000	36,160
CareFusion Corp.1	1,200,000	26,160
Teva Pharmaceutical Industries Ltd. (ADR)	515,000	26,038
Covidien PLC	531,250	22,982
Eli Lilly and Co.	650,000	21,469
Masimo Corp.1	750,000	19,650
Myriad Genetics, Inc.1	711,800	19,503
Thermo Fisher Scientific Inc.1	390,000	17,031
		2,180,693

ENERGY — 7.99%
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	219,324
Royal Dutch Shell PLC, Class B (ADR)	1,190,391	66,388
Royal Dutch Shell PLC, Class B	139,816	3,881
Schlumberger Ltd.	4,832,569	288,021
Baker Hughes Inc.	5,735,700	244,685
Chevron Corp.	2,738,200	192,851
ConocoPhillips	3,551,200	160,372
Marathon Oil Corp.	3,425,000	109,257
Devon Energy Corp.	1,475,000	99,312
Halliburton Co.	3,530,000	95,734
Canadian Natural Resources, Ltd.	1,020,000	68,967
Hess Corp.	1,250,000	66,825
Eni SpA	2,250,000	56,258
Diamond Offshore Drilling, Inc.	500,000	47,760
China National Offshore Oil Corp.	35,000,000	47,061
BP PLC	3,684,409	32,577
EOG Resources, Inc.	345,000	28,811
Exxon Mobil Corp.	250,000	17,152
Smith International, Inc.	238,800	6,854
Spectra Energy Corp	332,500	6,298
OAO Gazprom (ADR)	142,100	3,304
		1,861,692

FINANCIALS — 7.48%
Bank of America Corp.	13,341,452	225,737
JPMorgan Chase & Co.	4,247,900	186,143
HSBC Holdings PLC (Hong Kong)	8,105,309	94,028
HSBC Holdings PLC (ADR)	1,538,570	88,237
Citigroup Inc.	37,338,462	180,718
Capital One Financial Corp.	5,000,000	178,650
State Street Corp.	2,480,700	130,485
UBS AG1	6,974,524	127,734
Credit Suisse Group AG	1,570,000	87,155
American Express Co.	2,500,000	84,750
Banco Santander, SA	4,687,500	75,482
Arthur J. Gallagher & Co.	2,925,000	71,282
Bank of New York Mellon Corp.	2,263,405	65,616
Bank of China Ltd., Class H	71,260,000	37,517
Marsh & McLennan Companies, Inc.	1,455,000	35,982
American International Group, Inc.1	693,335	30,583
Allstate Corp.	635,000	19,444
XL Capital Ltd, Class A	662,440	11,566
Radian Group Inc.	660,000	6,983
Washington Mutual, Inc.1,2	12,800,000	3,136
Indiabulls Real Estate Ltd. (GDR)1,3	387,915	2,209
		1,743,437

CONSUMER STAPLES — 7.04%
Philip Morris International Inc.	6,625,000	322,902
PepsiCo, Inc.	4,568,419	267,983
Molson Coors Brewing Co., Class B	4,886,936	237,896
Avon Products, Inc.	5,207,674	176,853
Colgate-Palmolive Co.	1,767,323	134,811
Wal-Mart Stores, Inc.	2,000,000	98,180
CVS/Caremark Corp.	2,291,500	81,898
Kraft Foods Inc., Class A	3,025,000	79,467
Procter & Gamble Co.	1,000,000	57,920
Sara Lee Corp.	5,000,000	55,700
Kellogg Co.	930,000	45,784
Walgreen Co.	1,000,000	37,470
Altria Group, Inc.	1,475,000	26,270
Kimberly-Clark Corp.	280,000	16,514
		1,639,648

TELECOMMUNICATION SERVICES — 3.74%
AT&T Inc.	13,550,000	365,986
Telephone and Data Systems, Inc.	2,997,100	92,940
Telephone and Data Systems, Inc., special common shares	2,277,900	67,608
Verizon Communications Inc.	5,150,000	155,891
Qwest Communications International Inc.	26,710,200	101,766
CenturyTel, Inc.	2,048,775	68,839
Sprint Nextel Corp., Series 11	4,795,000	18,940
		871,970

MATERIALS — 3.62%
Air Products and Chemicals, Inc.	2,747,909	213,183
Rio Tinto PLC	3,190,375	136,123
Freeport-McMoRan Copper & Gold Inc.	1,620,400	111,176
Monsanto Co.	1,151,900	89,157
Sealed Air Corp.	3,200,000	62,816
SSAB Svenskt Stål AB, Class A	3,276,684	50,839
Salzgitter AG	511,743	49,069
Barrick Gold Corp.	1,200,000	45,480
Potash Corp. of Saskatchewan Inc.	285,000	25,747
Syngenta AG	83,000	19,079
Dow Chemical Co.	714,700	18,632
Akzo Nobel NV	247,000	15,308
MeadWestvaco Corp.	258,200	5,760
Weyerhaeuser Co.	34,600	1,268
		843,637

UTILITIES — 1.95%
Exelon Corp.	3,035,000	150,597
Dominion Resources, Inc.	2,500,000	86,250
FirstEnergy Corp.	1,430,000	65,380
Public Service Enterprise Group Inc.	1,785,000	56,120
PPL Corp.	1,700,000	51,578
FPL Group, Inc.	600,000	33,138
Duke Energy Corp.	665,000	10,467
American Electric Power Co., Inc.	67,900	2,104
		455,634

MISCELLANEOUS — 2.95%
Other common stocks in initial period of acquisition		687,658

Total common stocks (cost: $20,559,147,000)		21,001,115

Preferred stocks — 0.05%

FINANCIALS — 0.05%
Wells Fargo & Co. 7.98%4	9,530,000	8,720
Wachovia Capital Trust III 5.80%4	4,345,000	3,063

Total preferred stocks (cost: $9,983,000)		11,783

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2,3	1,600,000	—

Total rights & warrants (cost: $6,131,000)		—

Convertible securities — 0.14%

FINANCIALS — 0.08%
SLM Corp., Series C, 7.25% convertible preferred 2010	33,900	16,965
American International Group, Inc. 8.50% convertible preferred 2011, units	152,950	1,767
		18,732

MISCELLANEOUS — 0.06%
Other convertible securities in initial period of acquisition		13,748

Total convertible securities (cost: $39,369,000)		32,480

	Principal amount	Value
Bonds, notes & other debt instruments — 0.01%	(000)	(000)

FINANCIALS — 0.01%
Bank of America Corp. 4.375% 2010	$2,085	$2,124
Bank of America Corp. 4.25% 2010	310	314

Total bonds, notes & other debt instruments (cost: $2,234,000)		2,438

Short-term securities — 9.75%

Freddie Mac 0.13%–0.43% due 10/13/2009–5/18/2010	904,971	904,735
Federal Home Loan Bank 0.14%–0.20% due 10/9–12/18/2009	367,300	367,245
U.S. Treasury Bills 0.175%–0.287% due 10/8/2009–6/17/2010	228,390	228,272
Fannie Mae 0.175%–0.55% due 10/13/2009–8/5/2010	200,900	200,829
Procter & Gamble International Funding S.C.A. 0.20%–0.24% due 10/23/2009–1/8/20105	153,606	153,538
Jupiter Securitization Co., LLC 0.25%–0.32% due 10/5–10/9/20095	71,100	71,095
Pfizer Inc 0.34% due 12/28/20095	50,000	49,970
E.I. duPont de Nemours and Co. 0.15%–0.17% due 10/22–10/29/20095	48,600	48,595
NetJets Inc. 0.20% due 10/1–10/8/20095	45,700	45,698
Yale University 0.28% due 10/1–10/19/2009	41,700	41,696
Johnson & Johnson 0.23%–0.25% due 10/2–10/27/20095	40,900	40,893
Abbott Laboratories 0.21% due 12/1/20095	33,000	32,986
Wal-Mart Stores Inc. 0.15% due 11/16/20095	31,400	31,389
Coca-Cola Co. 0.15%–0.24% due 11/9/2009–1/12/20105	30,600	30,583
General Electric Capital Services, Inc. 0.26% due 10/20/2009	24,600	24,596

Total short-term securities (cost: $2,271,655,000)		2,272,120

Total investment securities (cost: $22,888,519,000)		23,319,936
Other assets less liabilities		(13,138)

Net assets		$23,306,798

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Washington Mutual, Inc.	4/8/2008	$105,869	$3,136	.01%
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	6,131	—	.00

Total restricted securities		$112,000	$3,136	.01%

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,209,000, which represented .01% of the net assets of the fund.
4Coupon rate may change periodically.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $504,747,000, which represented 2.17% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$5,581,893	$—	$—	$5,581,893
Industrials	2,666,867	—	—	2,666,867
Consumer discretionary	2,467,986	—	—	2,467,986
Health care	2,180,693	—	—	2,180,693
Energy	1,861,692	—	—	1,861,692
Financials	1,741,228	2,209	—	1,743,437
Consumer staples	1,639,648	—	—	1,639,648
Telecommunication services	871,970	—	—	871,970
Materials	843,637	—	—	843,637
Utilities	455,634	—	—	455,634
Miscellaneous	687,658	—	—	687,658
Preferred stocks	—	11,783	—	11,783
Convertible securities	1,767	30,713	—	32,480
Bonds, notes & other debt instruments	—	2,438	—	2,438
Short-term securities	—	2,272,120	—	2,272,120
Total	$21,000,673	$2,319,263	$—	$23,319,936

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning	Net	Net	Net transfers	Ending
	value	unrealized	purchases	out of	value
	at 1/1/2009	appreciation	and sales	Level 3	at 9/30/2009
Investment securities	$—	$75,810	$(17,019)	$(58,791)	$—

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$3,173,126
Gross unrealized depreciation on investment securities	(2,793,427)
Net unrealized appreciation on investment securities	379,699
Cost of investment securities for federal income tax purposes	22,940,237

International Growth and Income Fund
Investment portfolio

September 30, 2009
  unaudited

Common stocks — 88.07%	Shares	Value (000)

FINANCIALS — 17.53%
Société Générale	33,131	$2,668
Prudential PLC	178,051	1,712
AXA SA	54,898	1,487
Banco Santander, SA	90,700	1,461
China Construction Bank Corp., Class H	1,579,000	1,261
UBS AG1	50,489	925
Deutsche Bank AG	9,000	691
Bank of China Ltd., Class H	1,200,000	632
Itaú Unibanco Holding SA, preferred nominative	30,250	611
UniCredit SpA1	143,200	560
Bangkok Bank PCL, nonvoting depository receipt	148,400	537
Bangkok Bank PCL	2,600	10
BNP Paribas SA	5,820	465
Australia and New Zealand Banking Group Ltd.	18,000	387
CIMB Group Holdings Bhd.	119,000	382
Industrial and Commercial Bank of China Ltd., Class H	453,000	341
CapitaMall Trust, units	246,000	323
Hang Seng Bank Ltd.	22,000	317
Admiral Group PLC	14,607	270
QBE Insurance Group Ltd.	11,700	248
Kasikornbank PCL, nonvoting depository receipt	95,900	237
Japan Real Estate Investment Corp.	21	172
Credit Suisse Group AG	2,800	155
Unibail-Rodamco SE, non-registered shares	600	125
Sberbank (Savings Bank of the Russian Federation) (GDR)2	300	67
		16,044

CONSUMER DISCRETIONARY — 10.97%
Daimler AG	28,350	1,428
Yue Yuen Industrial (Holdings) Ltd.	497,000	1,379
Fiat SpA1	81,300	1,046
Vivendi SA	30,645	949
Esprit Holdings Ltd.	118,200	793
Peugeot SA1	18,250	557
Belle International Holdings Ltd.	518,000	532
Accor SA	9,400	523
adidas AG	8,000	424
TUI Travel PLC	103,000	419
Industria de Diseño Textil, SA	7,150	410
Toyota Motor Corp.	8,100	322
Honda Motor Co., Ltd.	8,000	247
OPAP SA	9,513	245
Marks and Spencer Group PLC	37,400	217
Li & Fung Ltd.	50,000	202
Swatch Group Ltd, non-registered shares	740	174
H & M Hennes & Mauritz AB, Class B	3,000	169
		10,036

INDUSTRIALS — 10.15%
BAE Systems PLC	505,350	2,821
AB Volvo, Class B	217,023	2,011
Qantas Airways Ltd.	323,000	815
Deutsche Post AG	39,440	739
MAN AG	7,737	639
Schneider Electric SA	5,210	528
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative1	72,000	418
Sandvik AB	35,522	393
Air France1	21,600	393
Alstom SA	5,250	383
Geberit AG	1,000	154
		9,294

TELECOMMUNICATION SERVICES — 9.59%
Telekom Austria AG, non-registered shares	101,927	1,838
América Móvil, SAB de CV, Series L (ADR)	40,600	1,779
Telefónica, SA	51,525	1,422
Philippine Long Distance Telephone Co.	13,870	703
Telekomunikacja Polska SA	122,500	674
Advanced Info Service PCL	165,000	465
Millicom International Cellular SA1	6,000	436
Türk Telekomünikasyon AS, Class D	134,000	403
Chunghwa Telecom Co., Ltd.	176,000	319
Telecom Italia SpA, nonvoting	255,000	314
BCE Inc.	12,300	304
Taiwan Mobile Co., Ltd.	66,000	123
		8,780

HEALTH CARE — 9.31%
Bayer AG	59,230	4,106
Novartis AG	57,425	2,875
Cochlear Ltd.	10,190	600
Teva Pharmaceutical Industries Ltd. (ADR)	7,000	354
Orion Oyj, Class B	16,230	299
Sonic Healthcare Ltd.	23,075	289
		8,523

INFORMATION TECHNOLOGY — 8.66%
Acer Inc.	656,120	1,682
Quanta Computer Inc.	640,340	1,352
Nintendo Co., Ltd.	4,600	1,180
NetEase.com, Inc. (ADR)1	21,900	1,000
Redecard SA, ordinary nominative	60,160	928
Wistron Corp.	269,216	503
Taiwan Semiconductor Manufacturing Co. Ltd.	204,014	411
Cia. Brasileira de Meios de Pagamento, ordinary nominative	32,500	324
HTC Corp.	25,200	278
Konica Minolta Holdings, Inc.	17,000	161
Delta Electronics, Inc.	38,760	111
		7,930

MATERIALS — 7.20%
ArcelorMittal	31,700	1,186
Linde AG	8,580	930
Akzo Nobel NV	11,800	731
Rio Tinto PLC	17,114	730
Koninklijke DSM NV	15,500	648
Syngenta AG	2,530	582
Israel Chemicals Ltd.	40,200	460
CRH PLC	16,457	455
Impala Platinum Holdings Ltd.	16,900	395
BASF SE	5,000	265
Givaudan SA	272	204
		6,586

CONSUMER STAPLES — 6.32%
Philip Morris International Inc.	35,570	1,734
Anheuser-Busch InBev NV	30,720	1,403
Wilmar International Ltd.	265,000	1,190
Nestlé SA	16,450	701
Wesfarmers Ltd.	13,000	304
Pernod Ricard SA	3,400	270
Danone SA	2,964	179
		5,781

UTILITIES — 3.82%
E.ON AG	30,550	1,296
GDF Suez	27,250	1,211
Hongkong Electric Holdings Ltd.	95,500	524
RWE AG	5,020	466
		3,497

ENERGY — 2.86%
OAO Gazprom (ADR)	45,900	1,067
Eni SpA	21,650	541
China National Offshore Oil Corp.	340,000	457
Woodside Petroleum Ltd.	7,550	347
BP PLC	23,600	209
		2,621

MISCELLANEOUS — 1.66%
Other common stocks in initial period of acquisition		1,517

Total common stocks (cost: $63,130,000)		80,609

Preferred stocks — 0.50%

FINANCIALS — 0.50%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%3,4	200,000	246
Barclays Bank PLC 14.00%4	100,000	208

Total preferred stocks (cost: $370,000)		454

		Value
Rights & warrants — 0.01%	Shares	(000)

FINANCIALS — 0.01%
BNP Paribas SA, rights, expire 20091	5,820	$13

Total rights & warrants (cost: $0)		13

Convertible securities — 0.16%

MATERIALS — 0.16%
Vale SA 6.75% convertible preferred 2012	2,000	142

Total convertible securities (cost: $100,000)		142

	Principal amount
Bonds, notes & other debt instruments — 2.48%	(000)

TELECOMMUNICATION SERVICES — 1.12%
Telecom Italia Capital SA, Series B, 5.25% 2013	$645	679
Telecom Italia Capital SA 4.95% 2014	330	342
		1,021

FINANCIALS — 1.08%
Westfield Group 5.40% 20123	295	303
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	40	39
Westfield Group 5.70% 20163	10	10
Westfield Group 7.125% 20183	335	350
Royal Bank of Scotland Group PLC 5.00% 2014	322	291
		993

MATERIALS — 0.24%
ArcelorMittal 9.85% 2019	185	219

ENERGY — 0.04%
Husky Energy Inc. 5.90% 2014	20	22
Husky Energy Inc. 7.25% 2019	15	17
		39

Total bonds, notes & other debt instruments (cost: $1,908,000)		2,272

Short-term securities — 8.90%

JPMorgan Chase & Co. 0.05% due 10/1/2009	1,900	1,900
BNP Paribas Finance Inc. 0.18%–0.20% due 10/20–10/29/2009	1,550	1,550
Québec (Province of) 0.17% due 10/9/20093	1,500	1,500
Toronto-Dominion Holdings USA Inc. 0.17% due 10/27/20093	1,000	999
Rabobank USA Financial Corp. 0.16% due 10/8/2009	800	800
Federal Home Loan Bank 0.14% due 10/30/2009	600	600
Freddie Mac 0.19% due 12/15/2009	600	600
U.S. Treasury Bill 0.172% due 11/12/2009	200	200

Total short-term securities (cost: $8,149,000)		8,149

Total investment securities (cost: $73,657,000)		$91,639
Other assets less liabilities		(110)

Net assets		$91,529

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $67,000, which represented .07% of the net assets of the fund.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,447,000, which represented 3.77% of the net assets of the fund.

4Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$15,977	$67	$—	$16,044
Consumer discretionary	10,036	—	—	10,036
Industrials	9,294	—	—	9,294
Telecommunication services	8,780	—	—	8,780
Health care	8,523	—	—	8,523
Information technology	7,930	—	—	7,930
Materials	6,586	—	—	6,586
Consumer staples	5,781	—	—	5,781
Utilities	3,497	—	—	3,497
Energy	2,621	—	—	2,621
Miscellaneous	1,517	—	—	1,517
Preferred stocks	—	454	—	454
Rights & warrants	13	—	—	13
Convertible securities	—	142	—	142
Bonds, notes & other debt instruments	—	2,272	—	2,272
Short-term securities	—	8,149	—	8,149
Total	$80,555	$11,084	$—	$91,639

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$18,128
Gross unrealized depreciation on investment securities	(169)
Net unrealized appreciation on investment securities	17,959
Cost of investment securities for federal income tax purposes	73,680

Asset Allocation Fund
Investment portfolio

September 30, 2009
  unaudited

Common stocks — 68.86%	Shares	Value (000)

INFORMATION TECHNOLOGY — 14.95%
Cisco Systems, Inc.1	7,010,000	$165,015
Hewlett-Packard Co.	3,230,000	152,488
International Business Machines Corp.	1,180,000	141,140
Microsoft Corp.	4,500,000	116,505
Oracle Corp.	4,522,500	94,249
Google Inc., Class A1	170,000	84,294
Applied Materials, Inc.	5,800,000	77,720
Apple Inc.1	380,000	70,441
Paychex, Inc.	2,420,000	70,301
Corning Inc.	4,100,000	62,771
KLA-Tencor Corp.	1,750,000	62,755
Avnet, Inc.1	2,000,000	51,940
SAP AG (ADR)	1,000,000	48,870
Xilinx, Inc.	2,000,000	46,840
Yahoo! Inc.1	2,500,000	44,525
Intel Corp.	2,000,000	39,140
Samsung Electronics Co. Ltd.	40,000	27,745
EMC Corp.1	1,300,000	22,152
VMware, Inc., Class A1	98,957	3,975
		1,382,866

MATERIALS — 9.40%
BHP Billiton Ltd.	4,340,000	144,491
Monsanto Co.	1,840,000	142,416
Dow Chemical Co.	4,000,000	104,280
Newmont Mining Corp.	2,165,000	95,303
Vulcan Materials Co.	1,670,000	90,297
Rio Tinto PLC	1,681,753	71,755
Praxair, Inc.	700,000	57,183
Sigma-Aldrich Corp.	920,000	49,662
E.I. du Pont de Nemours and Co.	1,250,000	40,175
Alcoa Inc.	2,500,000	32,800
Barrick Gold Corp.	660,000	25,014
Weyerhaeuser Co.	450,000	16,493
		869,869

HEALTH CARE — 8.63%
Johnson & Johnson	2,440,000	148,572
Amgen Inc.1	1,950,000	117,449
Abbott Laboratories	2,090,000	103,392
Wyeth	2,000,000	97,160
Boston Scientific Corp.1	5,500,000	58,245
Eli Lilly and Co.	1,500,000	49,545
Medtronic, Inc.	1,250,000	46,000
Bristol-Myers Squibb Co.	2,000,000	45,040
UnitedHealth Group Inc.	1,500,000	37,560
Aetna Inc.	1,300,000	36,179
Roche Holding AG	200,000	32,342
Cardinal Health, Inc.	1,000,000	26,800
		798,284

ENERGY — 7.26%
Chevron Corp.	1,700,000	119,731
Smith International, Inc.	3,300,000	94,710
Schlumberger Ltd.	1,350,000	80,460
Suncor Energy Inc.	2,150,000	75,199
Apache Corp.	640,000	58,771
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,250,000	57,375
Tenaris SA (ADR)	1,000,000	35,620
Occidental Petroleum Corp.	400,000	31,360
Baker Hughes Inc.	680,000	29,009
Halliburton Co.	1,000,000	27,120
Transocean Ltd.1	300,000	25,659
Petrohawk Energy Corp.1	1,000,000	24,210
Uranium One Inc.1	5,300,000	12,738
		671,962

FINANCIALS — 7.02%
ACE Ltd.	1,870,000	99,970
Wells Fargo & Co.	3,200,000	90,176
JPMorgan Chase & Co.	2,000,000	87,640
T. Rowe Price Group, Inc.	1,700,000	77,690
Marsh & McLennan Companies, Inc.	2,840,000	70,233
Moody’s Corp.	3,035,000	62,096
Berkshire Hathaway Inc., Class A1	600	60,600
Progressive Corp.1	2,950,000	48,911
People’s United Financial, Inc.	2,000,000	31,120
Redwood Trust, Inc.	1,100,000	17,050
Citigroup Inc.	767,307	3,714
		649,200

INDUSTRIALS — 6.66%
Boeing Co.	2,250,000	121,838
Tyco International Ltd.	1,600,000	55,168
IDEX Corp.	1,950,000	54,503
Robert Half International Inc.	2,150,000	53,793
Roper Industries, Inc.	935,000	47,666
Deere & Co.	1,100,000	47,212
United Parcel Service, Inc., Class B	820,000	46,305
Expeditors International of Washington, Inc.	1,216,245	42,751
Danaher Corp.	610,000	41,065
URS Corp.1	900,000	39,285
ITT Corp.	700,000	36,505
Waste Management, Inc.	1,000,000	29,820
UAL Corp.1	910	8
		615,919

CONSUMER DISCRETIONARY — 5.41%
McDonald’s Corp.	1,330,000	75,903
Johnson Controls, Inc.	2,650,000	67,734
Home Depot, Inc.	2,500,000	66,600
Best Buy Co., Inc.	1,705,350	63,985
Carnival Corp., units	1,560,000	51,917
Lowe’s Companies, Inc.	1,810,000	37,901
Target Corp.	750,000	35,010
Service Corp. International	4,000,000	28,040
Magna International Inc., Class A	600,000	25,512
Saks Inc.1	3,500,000	23,870
Toyota Motor Corp.	300,000	11,941
Comcast Corp., Class A	700,000	11,823
American Media Operations, Inc.1,2,3	85,421	1
		500,237

CONSUMER STAPLES — 4.28%
Coca-Cola Co.	2,000,000	107,400
PepsiCo, Inc.	1,000,000	58,660
Unilever NV (New York registered)	1,980,000	57,143
Avon Products, Inc.	1,500,000	50,940
Philip Morris International Inc.	1,000,000	48,740
Estée Lauder Companies Inc., Class A	1,000,000	37,080
Wal-Mart Stores, Inc.	600,000	29,454
Origin Enterprises PLC1	1,773,300	6,983
		396,400

TELECOMMUNICATION SERVICES — 1.79%
AT&T Inc.	3,100,000	83,731
Vodafone Group PLC	20,000,000	44,833
Verizon Communications Inc.	1,200,000	36,324
American Tower Corp., Class A1	7,045	257
COLT Telecom Group SA1	51,200	97
		165,242

UTILITIES — 1.47%
Entergy Corp.	450,000	35,937
RRI Energy, Inc.1	5,000,000	35,700
FirstEnergy Corp.	750,000	34,290
Exelon Corp.	600,000	29,772
		135,699

MISCELLANEOUS — 1.99%
Other common stocks in initial period of acquisition		184,191

Total common stocks (cost: $5,954,763,000)		6,369,869

Preferred stocks — 0.08%

FINANCIALS — 0.08%
BNP Paribas 7.195%2,4	4,000,000	3,520
QBE Capital Funding II LP 6.797%2,4	3,250,000	2,549
AXA SA, Series B, 6.379%2,4	1,315,000	1,065

Total preferred stocks (cost: $8,261,000)		7,134

		Value
Rights & warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 20101,2,3	2,250	$—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 20181,2,3	1,024	—

Total rights & warrants (cost: $117,000)		—

	Principal amount
Bonds, notes & other debt instruments — 24.09%	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 9.52%
U.S. Treasury 1.50% 2010	$38,375	38,808
U.S. Treasury 3.875% 2010	164,000	169,420
U.S. Treasury 4.625% 2011	149,000	160,676
U.S. Treasury 3.00% 20123,5	27,998	29,800
U.S. Treasury 4.875% 2012	40,000	43,517
U.S. Treasury 1.875% 20133,5	750	776
U.S. Treasury 2.75% 2013	3,190	3,292
U.S. Treasury 3.50% 2013	23,000	24,451
U.S. Treasury 3.625% 2013	17,125	18,274
U.S. Treasury 1.875% 2014	87,000	85,980
U.S. Treasury 1.875% 20153,5	22,559	23,355
U.S. Treasury 7.25% 2016	2,000	2,533
U.S. Treasury 8.875% 2017	12,000	16,813
U.S. Treasury 1.625% 20183,5	23,644	23,917
U.S. Treasury 3.50% 2018	1,630	1,665
U.S. Treasury 7.875% 2021	12,000	16,737
U.S. Treasury 6.25% 2023	8,235	10,326
U.S. Treasury 6.625% 2027	35,000	46,430
U.S. Treasury 4.50% 2036	35,000	37,619
U.S. Treasury 4.375% 2038	6,100	6,431
U.S. Treasury 3.50% 2039	59,000	53,478
Fannie Mae 6.25% 2029	15,575	19,145
Federal Home Loan Bank 5.25% 2014	10,875	12,158
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	6,000	6,243
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,000	6,240
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	6,000	6,196
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,750	5,833
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,250	4,378
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,875	2,930
CoBank ACB 0.899% 20222,4	3,805	2,598
Federal Agricultural Mortgage Corp. 5.125% 2011	605	645
		880,664

MORTGAGE-BACKED OBLIGATIONS6 — 5.59%
Fannie Mae 7.00% 2009	—	—
Fannie Mae 4.89% 2012	10,000	10,552
Fannie Mae 4.00% 2015	3,478	3,587
Fannie Mae 5.50% 2017	1,572	1,684
Fannie Mae 5.00% 2018	4,243	4,513
Fannie Mae 5.50% 2020	8,349	8,932
Fannie Mae 6.00% 2021	364	391
Fannie Mae 6.00% 2021	357	382
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	2,795	2,879
Fannie Mae 4.00% 2024	19,452	19,825
Fannie Mae 4.00% 2024	13,802	14,067
Fannie Mae 4.00% 2024	7,000	7,120
Fannie Mae 4.50% 2024	39,380	40,849
Fannie Mae 6.00% 2026	2,826	2,997
Fannie Mae 7.50% 2029	42	47
Fannie Mae 7.50% 2031	39	43
Fannie Mae 7.50% 2031	17	19
Fannie Mae 5.50% 2033	6,657	7,006
Fannie Mae 5.50% 2033	4,102	4,316
Fannie Mae 4.50% 2035	15,478	15,768
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	731	591
Fannie Mae 6.00% 2036	13,812	14,635
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	2,529	2,740
Fannie Mae 5.00% 2037	2,818	2,916
Fannie Mae 5.50% 2037	11,634	12,230
Fannie Mae 5.50% 2037	618	650
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	571	610
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	277	291
Fannie Mae 5.50% 2037	82	87
Fannie Mae 6.00% 2037	28,103	29,830
Fannie Mae 6.00% 2037	3,833	4,039
Fannie Mae 6.00% 2037	3,070	3,248
Fannie Mae 6.00% 2037	754	798
Fannie Mae 6.50% 2037	2,761	2,946
Fannie Mae 7.00% 2037	603	650
Fannie Mae 4.50% 2038	2,734	2,773
Fannie Mae 6.00% 2038	2,215	2,341
Fannie Mae 4.50% 2039	2,534	2,571
Fannie Mae 5.00% 2039	3,892	4,020
Fannie Mae 6.00% 2039	1,275	1,345
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	622	681
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	162	181
Fannie Mae 7.00% 2047	3,576	3,879
Fannie Mae 7.00% 2047	987	1,070
Fannie Mae 7.00% 2047	107	116
Freddie Mac 6.00% 2016	91	98
Freddie Mac 6.00% 2016	26	27
Freddie Mac 6.50% 2016	579	623
Freddie Mac 5.00% 2018	1,503	1,600
Freddie Mac 5.00% 2023	3,316	3,499
Freddie Mac 5.00% 2023	768	809
Freddie Mac 6.00% 2026	12,389	13,150
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	729	813
Freddie Mac, Series 3233, Class PA, 6.00% 2036	5,107	5,474
Freddie Mac, Series 3312, Class PA, 5.50% 2037	5,088	5,347
Freddie Mac 5.00% 2038	20,661	21,378
Freddie Mac 5.00% 2038	2,373	2,455
Freddie Mac 5.486% 20384	407	432
Freddie Mac 5.50% 2038	921	966
Freddie Mac 6.50% 2038	4,838	5,165
Freddie Mac 5.00% 2039	43,450	44,896
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	1,165	1,207
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 20374	12,000	12,128
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 20454	2,750	2,612
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	4,531	4,663
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,290	1,170
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	2,977	3,116
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,883	5,110
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	500	529
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 20424	4,000	3,940
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.439% 20444	10,000	9,800
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.868% 20364	11,325	8,585
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.911% 20364	1,743	1,123
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	979
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,056	5,244
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,817	2,948
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	1,946	1,972
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,750	6,605
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	8,703	6,099
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	3,330	2,132
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	4,234	3,893
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.661% 20364	4,602	3,575
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	2,496	2,470
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	74	63
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	5,863	4,321
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	3,125	2,916
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	2,125	2,036
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	1,875	1,832
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	6,279	5,814
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	3,966	3,450
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.596% 20374	4,073	1,844
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	3,341	3,410
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20444	1,669	1,708
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.513% 20454	5,000	4,998
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,000	4,629
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	5,596	4,517
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,542
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	360	371
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	500	528
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	4,340	4,342
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20182	4,000	4,311
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.497% 20354	5,713	3,875
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 20352	3,800	3,659
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	3,351	3,090
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 20152	2,500	2,593
Bank of America 5.50% 20122,3	2,240	2,356
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20333	1,817	1,831
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	2,708	1,813
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.416% 20374	3,417	1,607
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262	1,684	1,599
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,521	1,536
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.774% 20374	1,550	1,010
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	577	583
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.292% 20272,4	354	257
Government National Mortgage Assn. 8.50% 2021	33	37
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	6	6
		517,331

FINANCIALS — 1.63%
Ford Motor Credit Co. 7.375% 2009	650	650
Ford Motor Credit Co. 8.625% 2010	530	536
Ford Motor Credit Co. 7.375% 2011	1,625	1,617
Ford Motor Credit Co. 3.26% 20124	16,400	14,780
Simon Property Group, LP 5.30% 2013	2,650	2,712
Simon Property Group, LP 6.75% 2014	7,500	8,052
Simon Property Group, LP 5.875% 2017	1,500	1,532
Simon Property Group, LP 6.125% 2018	2,170	2,190
Simon Property Group, LP 10.35% 2019	2,000	2,493
Realogy Corp., Term Loan B, 3.254% 20134,6,7	6,573	5,575
Realogy Corp., Term Loan DD, 3.254% 20134,6,7	1,447	1,228
Realogy Corp., Letter of Credit, 3.281% 20134,6,7	1,770	1,501
Realogy Corp. 10.50% 2014	425	310
Realogy Corp. 11.75% 20144,8	1,934	1,286
Realogy Corp., Second Lien Term Loan A, 13.50% 20176,7	5,700	5,969
Hospitality Properties Trust 7.875% 2014	6,435	6,454
Hospitality Properties Trust 6.30% 2016	545	488
Hospitality Properties Trust 5.625% 2017	1,195	1,014
Hospitality Properties Trust 6.70% 2018	5,015	4,457
Developers Diversified Realty Corp. 4.625% 2010	2,130	2,094
Developers Diversified Realty Corp. 5.50% 2015	1,188	1,030
Developers Diversified Realty Corp. 9.625% 2016	8,500	8,537
Liberty Mutual Group Inc. 5.75% 20142	2,035	1,917
Liberty Mutual Group Inc. 6.50% 20352	1,485	1,203
Liberty Mutual Group Inc. 7.50% 20362	4,855	4,110
Citigroup Inc. 6.00% 2017	1,875	1,852
Citigroup Inc. 6.125% 2017	3,105	3,088
Citigroup Inc. 6.125% 2018	680	671
Bank of America Corp. 5.30% 2017	5,680	5,457
Bank of America Corp. 5.65% 2018	100	99
Goldman Sachs Group, Inc. 6.15% 2018	5,265	5,547
International Lease Finance Corp. 4.75% 2012	6,500	5,516
Lazard Group LLC 7.125% 2015	4,000	4,045
Lazard Group LLC 6.85% 2017	395	390
JPMorgan Chase Bank NA 6.00% 2017	2,680	2,823
JPMorgan Chase & Co. 6.30% 2019	1,320	1,444
Wells Fargo & Co. 4.375% 2013	3,615	3,736
Wells Fargo & Co. 5.625% 2017	190	200
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20102	3,500	3,552
Westfield Group 5.40% 20122	295	303
SLM Corp., Series A, 5.00% 2015	5,000	3,730
Monumental Global Funding III 0.709% 20142,4	4,000	3,337
CIT Group Inc., Term Loan, 13.00% 20124,6,7	3,000	3,104
Rouse Co. 5.375% 20139	2,000	1,715
Rouse Co. 6.75% 20132,9	1,225	1,061
UniCredito Italiano SpA 5.584% 20172,4	3,200	2,769
HBOS PLC 6.75% 20182	3,100	2,768
American Express Co. 8.15% 2038	2,075	2,540
Barclays Bank PLC 5.00% 2016	2,500	2,536
Kimco Realty Corp., Series C, 4.82% 2014	125	122
Kimco Realty Corp. 5.70% 2017	2,495	2,339
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,989
Assurant, Inc. 5.625% 2014	1,150	1,185
Fifth Third Capital Trust IV 6.50% 20674	1,500	1,035
Korea Development Bank 5.30% 2013	100	101
		150,789

INDUSTRIALS — 1.35%
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	8,950	9,039
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	425	450
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 201610	10,550	8,361
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	3,690	3,893
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.283% 20144,6,7	22,109	17,024
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.283% 20144,6,7	922	710
Hawker Beechcraft Acquisition Co., LLC 9.625% 20154,8	3,865	2,493
Nortek, Inc. 10.00% 2013	16,450	16,861
Koninklijke Philips Electronics NV 5.75% 2018	4,800	5,174
Caterpillar Financial Services Corp., Series F, 4.85% 2012	3,790	4,026
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,000	1,108
TransDigm Inc. 7.75% 2014	5,125	5,112
US Investigations Services, Inc., Term Loan B, 3.292% 20154,6,7	737	691
US Investigations Services, Inc. 10.50% 20152	3,450	2,932
US Investigations Services, Inc. 11.75% 20162	1,735	1,345
General Electric Co. 5.25% 2017	4,500	4,626
Union Pacific Corp. 5.75% 2017	830	891
Union Pacific Corp. 5.70% 2018	3,205	3,463
Volvo Treasury AB 5.95% 20152	4,000	4,001
Ashtead Group PLC 8.625% 20152	1,800	1,737
Ashtead Capital, Inc. 9.00% 20162	2,150	2,075
Norfolk Southern Corp. 5.75% 20162	2,255	2,467
Norfolk Southern Corp. 5.75% 2018	1,075	1,171
Norfolk Southern Corp. 7.05% 2037	60	76
Burlington Northern Santa Fe Corp. 7.00% 2014	1,945	2,226
Burlington Northern Santa Fe Corp. 6.15% 2037	110	123
BNSF Funding Trust I 6.613% 20554	1,150	1,072
Raytheon Co. 4.85% 2011	3,000	3,128
Raytheon Co. 6.40% 2018	120	140
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20112,6	2,429	2,442
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20132,6	637	633
Kansas City Southern Railway Co. 13.00% 2013	2,475	2,859
Atlas Copco AB 5.60% 20172	2,750	2,821
DAE Aviation Holdings, Inc. 11.25% 20152	3,200	2,512
Northwest Airlines, Inc., Term Loan B, 3.79% 20134,6,7	762	644
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20146	295	280
Northwest Airlines, Inc., Term Loan A, 2.04% 20184,6,7	2,040	1,581
United Air Lines, Inc., Term Loan B, 2.25% 20144,6,7	2,160	1,609
United Air Lines, Inc., Series 1996-A2, 7.87% 20193,6,9	1,211	—
RailAmerica Inc. 9.25% 20172	1,500	1,579
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	617	579
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20226	999	889
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20196	543	402
Atrium Companies, Inc. 15.00% 20122,8	2,195	44
		125,289

HEALTH CARE — 1.31%
Elan Finance PLC and Elan Finance Corp. 4.44% 20114	2,100	2,058
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	9,945	10,181
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	1,645	1,666
Elan Finance PLC and Elan Finance Corp. 8.75% 20162,3	9,750	9,628
Tenet Healthcare Corp. 7.375% 2013	11,435	11,378
Tenet Healthcare Corp. 9.25% 2015	3,215	3,372
Tenet Healthcare Corp. 10.00% 20182	1,092	1,209
Tenet Healthcare Corp. 8.875% 20192	3,825	4,054
Bausch & Lomb Inc. 9.875% 2015	10,975	11,551
HCA Inc., Term Loan B, 2.533% 20134,6,7	1,126	1,066
HCA Inc. 9.125% 2014	4,500	4,658
HCA Inc. 9.25% 2016	200	207
HCA Inc. 8.50% 20192	965	1,013
HCA Inc. 7.875% 20202	1,300	1,308
GlaxoSmithKline Capital Inc. 4.85% 2013	6,825	7,338
Roche Holdings Inc. 4.50% 20122	5,000	5,296
Pfizer Inc. 4.45% 2012	4,500	4,783
HealthSouth Corp. 10.75% 2016	4,350	4,742
Cardinal Health, Inc. 5.80% 2016	4,500	4,702
VWR Funding, Inc. 11.25% 20154,8	4,025	3,693
Symbion Inc. 11.75% 20154,8	4,723	3,519
PTS Acquisition Corp. 10.25% 20154,8	3,460	3,028
Biogen Idec Inc. 6.00% 2013	2,560	2,723
Hospira, Inc. 5.55% 2012	2,470	2,623
Coventry Health Care, Inc. 5.875% 2012	2,629	2,603
Abbott Laboratories 5.125% 2019	2,400	2,548
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,432
Merck & Co., Inc. 5.00% 2019	1,875	2,004
Valeant Pharmaceuticals 8.375% 20162	1,950	1,989
Boston Scientific Corp. 6.00% 2011	1,875	1,936
Viant Holdings Inc. 10.125% 20172	1,621	1,548
Surgical Care Affiliates, Inc. 9.625% 20152,4,8	839	650
		121,506

CONSUMER DISCRETIONARY — 1.11%
Univision Communications, Inc., First Lien Term Loan B, 2.533% 20144,6,7	12,740	10,816
Univision Communications Inc. 12.00% 20142	1,500	1,620
Univision Communications Inc. 10.50% 20152,4,8	7,988	6,191
Allison Transmission Holdings, Inc. 11.00% 20152	750	739
Allison Transmission Holdings, Inc. 12.00% 20152,4,8	14,475	13,534
Comcast Corp. 6.45% 2037	1,750	1,859
Comcast Corp. 6.95% 2037	5,125	5,739
Mohegan Tribal Gaming Authority 8.00% 2012	3,700	3,154
Mohegan Tribal Gaming Authority 7.125% 2014	4,750	3,396
Royal Caribbean Cruises Ltd. 6.875% 2013	1,500	1,406
Royal Caribbean Cruises Ltd. 11.875% 2015	4,425	5,000
Toys “R” Us, Inc. 7.625% 2011	6,085	6,024
MGM MIRAGE 6.75% 2013	1,645	1,384
MGM MIRAGE 13.00% 20132	1,925	2,214
MGM MIRAGE 5.875% 2014	1,750	1,382
MGM MIRAGE 6.625% 2015	925	719
Michaels Stores, Inc. 10.00% 2014	4,850	4,801
News America Inc. 5.30% 2014	3,295	3,551
News America Inc. 6.90% 2019	500	559
Time Warner Cable Inc. 6.75% 2018	3,345	3,702
Time Warner Cable Inc. 8.75% 2019	180	222
Seneca Gaming Corp. 7.25% 2012	2,600	2,418
Seneca Gaming Corp., Series B, 7.25% 2012	1,125	1,046
Time Warner Inc. 5.875% 2016	2,760	2,931
AOL Time Warner Inc. 7.625% 2031	130	146
Staples, Inc. 9.75% 2014	2,500	3,006
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20142	950	974
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20142	1,075	1,169
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 20123	2,295	2,142
Thomson Learning 10.50% 20152	2,150	2,043
Thomson Reuters Corp. 5.95% 2013	1,575	1,731
Thomson Reuters Corp. 6.50% 2018	140	159
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,725	1,794
Warner Music Group 9.50% 20162	1,450	1,537
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,060
DaimlerChrysler North America Holding Corp. 7.30% 2012	140	151
TRW Automotive Inc. 7.00% 20142	1,250	1,144
Cooper-Standard Automotive Inc. 7.00% 20129	375	197
Cooper-Standard Automotive Inc. 8.375% 20149	1,875	291
Local T.V. Finance LLC 10.00% 20152,4,8	1,229	424
Radio One, Inc. 6.375% 2013	975	344
Cox Communications, Inc. 7.75% 2010	125	132
Young Broadcasting Inc. 10.00% 20119	3,367	4
		102,855

TELECOMMUNICATION SERVICES — 0.96%
Sprint Capital Corp. 8.375% 2012	11,000	11,413
Nextel Communications, Inc., Series E, 6.875% 2013	580	541
Nextel Communications, Inc., Series F, 5.95% 2014	5,480	4,877
Cricket Communications, Inc. 9.375% 2014	8,010	8,170
Cricket Communications, Inc. 7.75% 20162	5,650	5,763
MetroPCS Wireless, Inc. 9.25% 2014	8,850	9,093
MetroPCS Wireless, Inc. 9.25% 2014	4,400	4,521
Qwest Capital Funding, Inc. 7.90% 2010	700	712
Qwest Capital Funding, Inc. 7.25% 2011	6,175	6,206
Qwest Corp. 7.875% 2011	1,625	1,684
Verizon Communications Inc. 5.25% 2013	50	54
Verizon Communications Inc. 5.50% 2017	4,125	4,403
Verizon Communications Inc. 6.35% 2019	2,340	2,589
AT&T Inc. 6.70% 2013	4,340	4,922
SBC Communications Inc. 5.10% 2014	1,125	1,214
SBC Communications Inc. 5.625% 2016	125	135
Centennial Communications Corp. 6.347% 20134	1,000	980
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,527
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 20144	3,600	3,672
Intelsat Jackson Holding Co., Series B, 8.875% 20152	1,900	1,943
Intelsat, Ltd. 8.875% 2015	750	767
Intelsat Jackson Holding Co. 9.50% 2016	2,125	2,242
Wind Acquisition SA 11.75% 20172	2,975	3,369
Deutsche Telekom International Finance BV 5.875% 2013	3,000	3,268
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,316
Telecom Italia Capital SA 5.25% 2015	50	52
Millicom International Cellular SA 10.00% 2013	2,010	2,095
Hawaiian Telcom Communications, Inc. 9.75% 20139	2,545	38
Hawaiian Telcom Communications, Inc. 8.765% 20134,9	175	1
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20144,6,7,8	429	268
		88,835

UTILITIES — 0.80%
Edison Mission Energy 7.50% 2013	4,020	3,789
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,281
Midwest Generation, LLC, Series B, 8.56% 20166	3,214	3,262
Edison Mission Energy 7.20% 2019	1,000	815
Edison Mission Energy 7.625% 2027	2,325	1,674
Intergen Power 9.00% 20172	12,725	13,170
MidAmerican Energy Co. 5.95% 2017	1,375	1,516
MidAmerican Energy Holdings Co. 5.75% 2018	1,330	1,438
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,410
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.754% 20144,6,7	6,314	5,044
Texas Competitive Electric Holdings Co. LLC 11.25% 20164,8	461	320
Electricité de France SA 6.50% 20192	170	195
Electricité de France SA 6.95% 20392	4,000	4,973
Alabama Power Co., Series 2008-B, 5.80% 2013	3,035	3,356
Alabama Power Co. 6.00% 2039	1,500	1,686
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,468
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	250	331
NRG Energy, Inc. 7.25% 2014	2,250	2,216
NRG Energy, Inc. 7.375% 2016	2,125	2,061
Veolia Environnement 5.25% 2013	3,775	3,961
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	150	155
PG&E Corp. 5.75% 2014	2,000	2,186
Pacific Gas and Electric Co. 8.25% 2018	210	267
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,999
AES Corp. 7.75% 2015	200	202
AES Corp. 8.00% 2020	1,650	1,646
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,540	1,651
Appalachian Power Co., Series M, 5.55% 2011	1,500	1,568
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20162	1,210	1,227
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,6	1,143	1,106
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	55
		74,028

INFORMATION TECHNOLOGY — 0.63%
NXP BV and NXP Funding LLC 3.259% 20134	3,000	2,179
NXP BV and NXP Funding LLC 3.746% 20134	€750	801
NXP BV and NXP Funding LLC 7.875% 2014	$13,625	10,764
NXP BV and NXP Funding LLC 8.625% 2015	€2,550	2,333
NXP BV and NXP Funding LLC 9.50% 2015	$6,665	4,449
Freescale Semiconductor, Inc., Term Loan B, 2.011% 20134,6,7	2,618	2,104
Freescale Semiconductor, Inc. 8.875% 2014	6,525	5,024
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20146,7	2,382	2,402
First Data Corp., Term Loan B2, 3.036% 20144,6,7	6,874	5,936
First Data Corp. 9.875% 2015	2,125	1,974
First Data Corp. 9.875% 2015	1,050	975
Sanmina-SCI Corp. 6.75% 2013	4,425	4,226
Sanmina-SCI Corp. 8.125% 2016	1,925	1,809
SunGard Data Systems Inc. 9.125% 2013	5,330	5,410
Hewlett-Packard Co. 5.50% 2018	3,100	3,393
Serena Software, Inc. 10.375% 2016	2,730	2,594
National Semiconductor Corp. 6.15% 2012	1,675	1,749
		58,122

CONSUMER STAPLES — 0.46%
Rite Aid Corp. 8.625% 2015	5,000	4,094
Rite Aid Corp., Term Loan T4 9.50% 20154,6,7	1,500	1,574
Rite Aid Corp. 9.75% 20162	7,750	8,409
Stater Bros. Holdings Inc. 8.125% 2012	4,225	4,267
Stater Bros. Holdings Inc. 7.75% 2015	2,475	2,413
British American Tobacco International Finance PLC 9.50% 20182	3,470	4,508
Duane Reade Inc. 11.75% 20152	3,420	3,608
CVS Caremark Corp. 6.943% 20306	2,416	2,447
Vitamin Shoppe Industries Inc. 7.94% 20124	2,380	2,380
Cott Beverages Inc. 8.00% 2011	2,200	2,197
Delhaize Group 6.50% 2017	1,800	1,962
Smithfield Foods, Inc., Series B, 8.00% 2009	275	275
Smithfield Foods, Inc. 10.00% 20142	1,500	1,582
Elizabeth Arden, Inc. 7.75% 2014	1,500	1,433
Kraft Foods Inc. 6.875% 2038	1,045	1,154
		42,303

ENERGY — 0.35%
Kinder Morgan Energy Partners LP 6.00% 2017	6,620	6,929
Petroplus Finance Ltd. 6.75% 20142	3,775	3,553
Petroplus Finance Ltd. 7.00% 20172	2,350	2,150
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,050	3,291
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,292
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,121
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,193
Husky Energy Inc. 6.80% 2037	2,800	3,072
Williams Companies, Inc. 7.875% 2021	2,223	2,409
		32,010

ASSET-BACKED OBLIGATIONS6 — 0.28%
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,500	2,493
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,875	2,879
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	3,000	3,086
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	3,083
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20142	2,598	2,633
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 0.996% 20344	4,039	2,601
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.543% 20192,4	2,292	1,702
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,565
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	1,380	1,407
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,643	1,322
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 20364	1,982	784
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	500	540
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 20112	96	96
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20122	413	423
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20112	330	338
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20102	225	228
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20374	2,252	207
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.046% 20344	263	157
		25,544

MATERIALS — 0.06%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	2,200	2,434
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,605	1,896
Newpage Corp. 11.375% 20142	1,100	1,086
		5,416

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.04%
Polish Government 6.375% 2019	2,950	3,329

Total bonds, notes & other debt instruments (cost: $2,197,977,000)		2,228,021

	Principal amount	Value
Short-term securities — 7.98%	(000)	(000)

Federal Home Loan Bank 0.139%–0.56% due 10/7–12/18/2009	216,500	216,467
Private Export Funding Corp. 0.21%–0.25% due 10/14–12/22/20092	73,000	72,971
Procter & Gamble International Funding S.C.A. 0.16%–0.23% due 10/2–11/16/20092	68,100	68,089
U.S. Treasury Bills 0.17%–0.67% due 11/12/2009–2/4/2010	63,420	63,405
NetJets Inc. 0.19%–0.20% due 10/8–11/4/20092	45,800	45,794
Freddie Mac 0.19%–0.24% due 11/16–12/15/2009	37,800	37,793
Coca-Cola Co. 0.23%–0.25% due 12/4/2009–1/6/20102	35,400	35,375
E.I. duPont de Nemours and Co. 0.15%–0.17% due 10/9–10/29/20092	33,000	32,997
Ranger Funding Co. LLC 0.20%–0.28% due 10/23–12/10/20092	31,300	31,290
Yale University 0.24% due 12/16/2009	31,000	30,983
Medtronic Inc. 0.20% due 10/9/20092	26,000	25,999
Fannie Mae 0.14%–0.22% due 10/19–12/18/2009	24,450	24,446
Paccar Financial Corp. 0.16% due 10/1/2009	18,500	18,500
Variable Funding Capital Company LLC 0.19% due 10/8/20092	15,000	14,999
Jupiter Securitization Co., LLC 0.19% due 10/5/20092	11,300	11,300
United Technologies Corp. 0.14% due 10/22/20092	8,000	7,999

Total short-term securities (cost: $738,368,000)		738,407

Total investment securities (cost: $8,899,486,000)		9,343,431
Other assets less liabilities		(93,493)

Net assets		$9,249,938

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $547,145,000, which represented 5.92% of the net assets of the fund.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $93,806,000, which represented 1.01% of the net assets of the fund.
4Coupon rate may change periodically.
5Index-linked bond whose principal amount moves with a government retail price index.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $68,846,000, which represented .74% of the net assets of the fund.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Scheduled interest and/or principal payment was not received.
10Step bond; coupon rate will increase at a later date.

Key to abbreviation and symbol

ADR = American Depositary Receipts
€ = Euros

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$1,382,866	$—	$—	$1,382,866
Materials	869,869	—	—	869,869
Health care	798,284	—	—	798,284
Energy	671,962	—	—	671,962
Financials	649,200	—	—	649,200
Industrials	615,919	—	—	615,919
Consumer discretionary	500,236	—	1	500,237
Consumer staples	396,400	—	—	396,400
Telecommunication services	165,242	—	—	165,242
Utilities	135,699	—	—	135,699
Miscellaneous	184,191	—	—	184,191
Preferred stocks	—	7,134	—	7,134
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	—	880,664	—	880,664
Corporate bonds & notes	—	799,011	2,142	801,153
Mortgage-backed obligations	—	515,500	1,831	517,331
Asset-backed obligations	—	25,544	—	25,544
Bonds & notes of governments outside the U.S.	—	3,329	—	3,329
Short-term securities	—	738,407	—	738,407
Total	$6,369,868	$2,969,589	$3,974	$9,343,431

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning		Net		Net transfers	Ending
	value	Net	realized	Net unrealized	out of	value
	at 1/1/2009	sales	loss	appreciation	Level 3	at 9/30/2009
Investment securities	$38,000	$(26,944)	$(5,012)	$4,178	$(6,248)	$3,974

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2009 (dollars in thousands):						$209

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$987,366
Gross unrealized depreciation on investment securities	(567,760)
Net unrealized appreciation on investment securities	419,606
Cost of investment securities for federal income tax purposes	8,923,825

Bond Fund
Investment portfolio

September 30, 2009
  unaudited

Bonds, notes & other debt instruments — 91.40%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 31.11%
U.S. Treasury 1.00% 2011	$34,250	$34,278
U.S. Treasury 1.75% 2011	227,460	230,924
U.S. Treasury 4.50% 2011	4,850	5,116
U.S. Treasury 1.375% 2012	3,000	2,995
U.S. Treasury 1.75% 2012	66,000	66,686
U.S. Treasury 3.00% 20121,2	16,030	17,211
U.S. Treasury 4.50% 2012	30,000	32,443
U.S. Treasury 2.00% 2013	136,795	136,997
U.S. Treasury 1.875% 20131,2	62,185	64,905
U.S. Treasury 3.125% 2013	25,000	26,204
U.S. Treasury 3.125% 2013	10,000	10,480
U.S. Treasury 3.375% 2013	105,760	112,036
U.S. Treasury 4.25% 2013	15,000	16,386
U.S. Treasury 1.75% 2014	158,120	156,162
U.S. Treasury 1.875% 2014	25,000	24,707
U.S. Treasury 2.25% 2014	60,000	60,187
U.S. Treasury 2.00% 20141,2	54,884	57,466
U.S. Treasury 4.00% 2014	40,200	43,493
U.S. Treasury 1.625% 20151,2	56,248	57,549
U.S. Treasury 4.25% 2015	89,250	97,216
U.S. Treasury 2.375% 2016	104,000	101,246
U.S. Treasury 3.00% 2016	25,000	25,151
U.S. Treasury 3.25% 2016	37,000	37,871
U.S. Treasury 3.25% 2016	25,000	25,616
U.S. Treasury 5.125% 2016	34,750	39,642
U.S. Treasury 7.50% 2016	46,000	59,336
U.S. Treasury 9.25% 2016	11,000	15,164
U.S. Treasury 4.625% 2017	6,420	7,109
U.S. Treasury 3.50% 2018	10,000	10,215
U.S. Treasury 3.75% 2018	104,000	107,636
U.S. Treasury 3.875% 2018	57,750	60,534
U.S. Treasury 2.75% 2019	122,970	117,364
U.S. Treasury 3.125% 2019	120,105	118,191
U.S. Treasury 3.375% 20321,2	4,470	5,646
U.S. Treasury 4.375% 2038	4,215	4,444
U.S. Treasury 4.50% 2039	10,750	11,592
Freddie Mac 3.125% 2010	18,070	18,251
Freddie Mac 5.25% 2011	15,250	16,410
Freddie Mac 2.125% 2012	50,000	50,640
Freddie Mac 5.75% 2012	40,000	44,023
Freddie Mac 2.50% 2014	30,000	30,016
Federal Home Loan Bank 1.75% 2012	44,000	44,136
Federal Home Loan Bank 2.25% 2012	20,000	20,419
Federal Home Loan Bank 3.625% 2013	25,000	26,304
Federal Home Loan Bank 4.00% 2013	30,000	31,980
Federal Home Loan Bank 5.125% 2016	5,250	5,805
Federal Home Loan Bank 5.375% 2016	5,000	5,615
Fannie Mae 5.50% 2011	5,000	5,344
Fannie Mae 5.25% 2012	5,300	5,662
Fannie Mae 3.25% 2013	30,000	31,342
Fannie Mae 4.625% 2013	6,700	7,054
Fannie Mae 2.50% 2014	15,250	15,252
Fannie Mae 3.00% 2014	8,250	8,384
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.533% 20123	15,000	15,183
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	12,000	12,217
CoBank ACB 7.875% 20184	9,260	9,029
CoBank ACB 0.899% 20223,4	21,925	14,969
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,021
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,117
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,000	10,172
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	8,000	8,168
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,261
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	4,995
Small Business Administration, Series 2001-20J, 5.76% 20215	323	346
		2,466,313

MORTGAGE-BACKED OBLIGATIONS5 — 21.48%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	6,125	6,359
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,348
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,169
Fannie Mae 4.50% 2021	70,332	73,934
Fannie Mae 5.50% 2021	1,180	1,262
Fannie Mae 5.00% 2023	4,117	4,323
Fannie Mae 5.00% 2023	3,391	3,561
Fannie Mae 5.00% 2023	2,923	3,069
Fannie Mae 5.00% 2023	2,742	2,879
Fannie Mae 5.00% 2023	2,523	2,650
Fannie Mae 5.50% 2023	4,882	5,171
Fannie Mae 5.50% 2023	4,330	4,586
Fannie Mae 5.50% 2023	3,329	3,526
Fannie Mae 5.50% 2023	1,636	1,733
Fannie Mae 4.50% 2024	131,590	136,278
Fannie Mae 4.50% 2024	34,753	36,055
Fannie Mae 4.50% 2024	34,228	35,505
Fannie Mae 4.50% 2024	25,808	26,775
Fannie Mae 4.50% 2024	20,951	21,736
Fannie Mae 4.50% 2024	19,119	19,832
Fannie Mae 4.50% 2024	15,120	15,684
Fannie Mae 4.50% 2024	9,088	9,427
Fannie Mae 4.50% 2024	6,880	7,137
Fannie Mae 4.50% 2024	6,874	7,131
Fannie Mae 4.50% 2024	5,573	5,781
Fannie Mae 4.50% 2024	5,506	5,711
Fannie Mae 4.50% 2024	5,342	5,542
Fannie Mae 4.50% 2024	4,777	4,955
Fannie Mae 4.50% 2024	4,741	4,918
Fannie Mae 4.50% 2024	2,973	3,084
Fannie Mae 4.50% 2024	1,952	2,025
Fannie Mae, Series 2001-4, Class GA, 10.063% 20253	84	96
Fannie Mae 6.00% 2026	2,511	2,662
Fannie Mae 5.50% 2027	6,929	7,295
Fannie Mae 6.00% 2027	14,515	15,391
Fannie Mae 6.00% 2028	3,826	4,050
Fannie Mae 7.50% 2031	20	22
Fannie Mae, Series 2001-20, Class C, 12.141% 20313	39	45
Fannie Mae 5.50% 2033	12,084	12,715
Fannie Mae 6.50% 2034	9,876	10,629
Fannie Mae 5.00% 2035	2,318	2,404
Fannie Mae 5.50% 2035	1,041	1,095
Fannie Mae 5.50% 2036	2,703	2,838
Fannie Mae 6.00% 2036	5,680	6,019
Fannie Mae 5.382% 20373	9,829	10,401
Fannie Mae 5.785% 20373	9,425	10,003
Fannie Mae 6.00% 2037	49,486	52,327
Fannie Mae 6.00% 2037	9,945	10,524
Fannie Mae 6.00% 2037	9,323	9,869
Fannie Mae 6.00% 2037	4,816	5,095
Fannie Mae 6.00% 2037	3,084	3,254
Fannie Mae 6.156% 20373	11,416	12,116
Fannie Mae 6.50% 2037	15,296	16,378
Fannie Mae 6.50% 2037	7,621	8,160
Fannie Mae 6.50% 2037	3,451	3,682
Fannie Mae 6.50% 2037	3,113	3,322
Fannie Mae 7.00% 2037	5,618	6,098
Fannie Mae 7.00% 2037	3,933	4,269
Fannie Mae 7.00% 2037	2,827	3,069
Fannie Mae 7.00% 2037	2,792	3,047
Fannie Mae 4.445% 20383	4,136	4,333
Fannie Mae 4.50% 2038	9,461	9,597
Fannie Mae 5.00% 2038	42,909	44,391
Fannie Mae 5.317% 20383	2,251	2,388
Fannie Mae 5.50% 2038	102,651	107,596
Fannie Mae 5.50% 2038	19,668	20,672
Fannie Mae 5.50% 2038	11,135	11,688
Fannie Mae 5.50% 2038	9,413	9,880
Fannie Mae 6.00% 2038	31,813	33,640
Fannie Mae 6.00% 2038	24,393	25,793
Fannie Mae 6.00% 2038	16,171	17,113
Fannie Mae 6.00% 2038	12,640	13,376
Fannie Mae 6.50% 2038	9,066	9,719
Fannie Mae 6.50% 2038	5,838	6,259
Fannie Mae 6.50% 2038	4,296	4,605
Fannie Mae 6.50% 2038	3,742	3,992
Fannie Mae 7.00% 2038	2,645	2,871
Fannie Mae 3.62% 20392,3	22,855	23,413
Fannie Mae 3.625% 20392,3	6,530	6,704
Fannie Mae 3.651% 20393	4,974	5,120
Fannie Mae 3.759% 20393	4,959	5,120
Fannie Mae 3.76% 20393	8,856	9,139
Fannie Mae 3.795% 20393	8,197	8,469
Fannie Mae 3.85% 20393	3,690	3,819
Fannie Mae 3.90% 20392,3	5,715	5,932
Fannie Mae 3.907% 20393	4,982	5,091
Fannie Mae 3.913% 20393	5,591	5,790
Fannie Mae 3.951% 20393	5,213	5,406
Fannie Mae 4.00% 20392,3	8,010	8,301
Fannie Mae 4.00% 20392,3	5,710	5,924
Fannie Mae 6.00% 2039	84,996	89,684
Fannie Mae 6.00% 2039	2,040	2,156
Fannie Mae 6.50% 2039	25,000	26,723
Fannie Mae 6.50% 2039	2,835	3,036
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	93	102
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	86	92
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	117	131
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	121	133
Freddie Mac 4.00% 2015	1,031	1,069
Freddie Mac 4.50% 2023	12,969	13,460
Freddie Mac 4.50% 2024	20,675	21,399
Freddie Mac 4.50% 2024	4,648	4,818
Freddie Mac 5.00% 2035	4,235	4,389
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,465	1,564
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,598	2,163
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,228	1,927
Freddie Mac, Series 3257, Class PA, 5.50% 2036	6,203	6,587
Freddie Mac 6.00% 2036	38,357	40,615
Freddie Mac, Series 3318, Class JT, 5.50% 2037	4,639	4,877
Freddie Mac 5.712% 20373	4,759	5,051
Freddie Mac 6.00% 2037	8,973	9,495
Freddie Mac 6.00% 2037	2,776	2,941
Freddie Mac 6.50% 2037	15,996	17,029
Freddie Mac 6.50% 2037	12,684	13,563
Freddie Mac 6.50% 2037	4,128	4,395
Freddie Mac 7.00% 2037	2,519	2,725
Freddie Mac 7.00% 2037	1,456	1,575
Freddie Mac 7.00% 2037	762	825
Freddie Mac 5.00% 2038	7,593	7,856
Freddie Mac 5.00% 2038	249	258
Freddie Mac 5.00% 2038	9	10
Freddie Mac 5.50% 2038	8,319	8,723
Freddie Mac 6.50% 2038	17,138	18,310
Freddie Mac 6.50% 2038	4,042	4,319
Freddie Mac 6.50% 2038	1,856	1,983
Freddie Mac 3.756% 20393	1,246	1,283
Freddie Mac 3.85% 20393	6,033	6,229
Freddie Mac 3.969% 20393	3,400	3,520
Freddie Mac 5.00% 2039	11,050	11,418
Freddie Mac 5.50% 2039	40,844	42,752
Nykredit 4.00% 2035	DKr56,642	10,638
Nykredit 5.00% 2038	28,244	5,592
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	$2,930	3,066
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,946
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,776
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.846% 20393	1,225	1,087
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	7,000	6,930
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.063% 20373	16,336	7,905
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	4,352	3,050
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	4,162	2,666
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	3,180	3,179
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	5,000	4,999
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	3,930
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 20354	3,000	2,973
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 20354	6,300	6,067
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 20364	1,000	989
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 20364	1,300	1,283
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20364	500	494
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20364	3,000	2,981
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20364	4,500	4,471
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20364	3,000	2,981
Swedish Government 4.00% 2012	SKr69,000	10,226
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20383	$2,000	1,929
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.84% 20393	3,160	3,110
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20413	2,445	2,386
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20433	1,065	901
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20374	2,000	1,898
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	4,000	3,909
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	2,500	2,424
Bank of America 5.50% 20122,4	7,000	7,362
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 20373	4,000	4,043
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.735% 20373,4	2,000	594
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,240	2,241
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.671% 20343	1,526	1,518
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.33% 20363	3,926	2,321
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.343% 20373	3,504	1,730
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.609% 20363	4,602	3,160
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.967% 20363	4,277	2,399
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20184	5,025	5,383
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.45% 20303	32	32
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 20154	5,000	5,331
Stadshypotek AB 6.00% 2012	SKr33,000	5,167
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.596% 20373	$8,755	3,964
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.515% 20443	1,000	953
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.513% 20453	3,000	2,999
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,522	3,641
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.853% 20363	5,390	3,270
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,940	2,941
Northern Rock PLC 5.625% 20174	3,000	2,678
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.366% 20463	2,811	2,638
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20332	2,581	2,600
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,516
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.916% (undated)3	2,500	2,352
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264	2,209	2,097
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20433	1,650	1,547
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,485	1,536
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,759	1,296
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	355	359
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	778
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,076	1,103
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	776	784
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	271	273
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	92	93
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	93	93
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.292% 20273,4	63	45
		1,702,970

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 9.69%
German Government 4.25% 2014	€19,670	$31,181
German Government, Series 6, 4.00% 2016	14,725	23,145
German Government, Series 8, 4.25% 2018	16,505	26,229
German Government 3.75% 2019	27,755	42,497
German Government 4.75% 2034	5,020	8,163
United Mexican States Government Global 9.875% 2010	$1,000	1,031
United Mexican States Government Global 6.375% 2013	1,260	1,388
United Mexican States Government Global 5.875% 2014	3,500	3,734
United Mexican States Government, Series MI10, 9.50% 2014	MXN327,400	26,405
United Mexican States Government, Series M10, 8.00% 2015	300,000	22,628
United Mexican States Government, Series M10, 7.25% 2016	129,000	9,316
United Mexican States Government, Series M10, 7.75% 2017	256,000	18,893
United Mexican States Government Global 5.95% 2019	$9,090	9,590
United Mexican States Government, Series M20, 10.00% 2024	MXN48,400	4,145
United Mexican States Government, Series M30, 10.00% 2036	39,000	3,284
United Mexican States Government Global 6.05% 2040	$5,000	5,012
Polish Government 5.25% 2013	PLN76,750	26,603
Polish Government 6.375% 2019	$24,315	27,438
South Korean Government 4.25% 2014	KRW18,760,000	15,585
South Korean Government 4.75% 2014	29,060,000	24,787
South Korean Government 5.75% 2014	$4,800	5,186
Queensland Treasury Corp., Series 11, 6.00% 2011	$ A 6,040	5,444
Queensland Treasury Corp., Series 12, 6.50% 2012	19,250	17,546
Queensland Treasury Corp., Series 15, 6.00% 2015	12,125	10,828
Queensland Treasury Corp., Series 17, 6.00% 2017	4,610	4,108
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20124	$5,875	5,923
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	7,155	7,165
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20144	20,000	20,708
European Investment Bank 3.125% 2014	9,250	9,476
European Investment Bank 4.25% 2014	€3,070	4,805
European Investment Bank 4.875% 2017	$8,000	8,722
European Investment Bank 6.125% 2017	$ A6,000	5,285
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	7,000	6,163
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	$16,140	16,275
France Government Agency-Guaranteed, Société Finance 2.25% 20124	7,550	7,622
France Government Agency-Guaranteed, Société Finance 2.875% 20144	6,870	6,866
France Government Agency-Guaranteed, Société Finance 3.375% 20144	5,600	5,733
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	15,750	19,924
Swedish Government 5.50% 2012	SKr80,000	12,635
Swedish Government 5.00% 2020	39,290	6,459
KfW 6.25% 2012	$ A8,000	7,218
KfW 1.35% 2014	¥564,000	6,404
KfW 5.00% 2015	NKr29,500	5,231
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20124	$7,750	7,786
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	10,000	10,085
New South Wales Treasury Corp., Series 12, 6.00% 2012	$ A19,500	17,556
Finland (Republic of) 5.375% 2013	€10,710	17,457
Malaysian Government 5.094% 2014	MYR39,025	11,997
Malaysian Government 3.741% 2015	18,875	5,447
Treasury Corp. of Victoria 6.25% 2012	$ A19,250	17,430
Japanese Government 1.50% 2014	¥720,000	8,381
Japanese Government 2.40% 2038	522,350	6,105
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	$14,275	14,447
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20124	6,500	6,561
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	5,570	5,584
Irish Government 4.00% 2014	€7,060	10,694
Nordic Investment Bank, Series C, 5.00% 2017	$8,000	8,789
French Government O.A.T. Eurobond 4.00% 2018	€5,675	8,719
Kingdom of Denmark 5.00% 2013	DKr39,575	8,491
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 20124	$8,000	8,199
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20144	7,000	7,211
Corporación Andina de Fomento 5.75% 2017	3,000	3,061
Corporación Andina de Fomento 8.125% 2019	1,820	2,121
Russian Federation 7.50% 20305	4,700	5,146
Belgium (Kingdom of), Series 40, 5.50% 2017	€3,050	5,113
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	$ A6,000	5,080
Asian Development Bank 2.75% 2014	$4,950	4,941
Bank Nederlandse Gemeenten 3.75% 2014	€3,120	4,774
Austrian Government 2.00% 20124	$4,500	4,513
Netherlands Government Eurobond 4.50% 2017	€2,610	4,148
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	$3,850	3,984
Israeli Government 5.125% 2019	3,250	3,346
Canadian Government 4.25% 20261,2	$ C1,306	1,662
Panama (Republic of) Global 7.125% 2026	$390	451
Panama (Republic of) Global 9.375% 2029	500	685
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.066% 20163	€1,100	692
El Salvador (Republic of) 7.65% 20354	$580	583
		768,019

FINANCIALS — 7.51%
Countrywide Financial Corp., Series A, 4.50% 2010	990	1,001
Countrywide Financial Corp. 6.25% 2010	$ A1,200	1,056
Countrywide Financial Corp., Series B, 0.908% 20123	$5,750	5,563
Countrywide Financial Corp., Series B, 5.80% 2012	22,943	24,218
Bank of America Corp. 5.30% 2017	9,245	8,882
Bank of America Corp. 5.65% 2018	9,550	9,445
JPMorgan Chase & Co. 3.70% 2015	15,000	14,885
JPMorgan Chase & Co. 4.891% 20153	5,300	4,957
JPMorgan Chase Bank NA 6.00% 2017	5,250	5,530
JPMorgan Chase & Co. 6.30% 2019	5,000	5,469
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€2,595	3,708
Westfield Group 5.40% 20124	$7,800	8,018
Westfield Group 7.50% 20144	1,265	1,365
Westfield Group 5.70% 20164	3,130	3,036
Westfield Group 7.125% 20184	10,715	11,188
PLD International Finance LLC 4.375% 2011	€1,950	2,747
ProLogis 7.625% 2014	$11,495	11,759
ProLogis 5.625% 2016	1,190	1,069
ProLogis 5.75% 2016	2,355	2,109
ProLogis 6.625% 2018	9,485	8,772
Barclays Bank PLC 5.00% 2016	17,200	17,445
Barclays Bank PLC 6.05% 20174	8,600	8,669
Morgan Stanley 6.00% 2014	5,750	6,128
Morgan Stanley, Series F, 6.00% 2015	8,850	9,383
Morgan Stanley, Series F, 5.95% 2017	4,600	4,691
Morgan Stanley, Series F, 5.625% 2019	2,250	2,217
Royal Bank of Scotland Group PLC 4.875% 20144	7,060	7,176
Royal Bank of Scotland Group PLC 5.00% 2014	1,215	1,100
Royal Bank of Scotland Group PLC 5.05% 2015	5,903	5,301
Royal Bank of Scotland Group PLC 4.70% 2018	1,722	1,333
Royal Bank of Scotland PLC 6.934% 2018	€3,260	4,745
Ford Motor Credit Co. 9.75% 20103	$9,250	9,455
Ford Motor Credit Co. 3.26% 20123	10,755	9,693
Resona Bank, Ltd. 3.75% 20153	€1,015	1,493
Resona Bank, Ltd. 5.85% (undated)3,4	$18,680	16,179
HBOS PLC 6.75% 20184	12,580	11,234
HBOS PLC 6.00% 20334	3,500	2,467
HBOS PLC 5.375% (undated)3,4	5,000	3,275
Goldman Sachs Group, Inc. 6.25% 2017	755	800
Goldman Sachs Group, Inc. 5.95% 2018	1,110	1,153
Goldman Sachs Group, Inc. 6.15% 2018	7,660	8,071
Goldman Sachs Group, Inc. 7.50% 2019	5,535	6,353
UniCredito Italiano SpA 5.584% 20173,4	9,480	8,204
UniCredito Italiano SpA 6.00% 20174	6,700	6,478
HVB Funding Trust III 9.00% 20314	1,299	1,117
Sovereign Bancorp, Inc. 2.193% 20133	5,125	4,893
Santander Issuances, SA Unipersonal 5.805% 20163,4	7,300	6,500
Sovereign Bancorp, Inc. 8.75% 2018	3,250	3,750
Santander Issuances, SA Unipersonal 6.50% 20193,4	200	208
Liberty Mutual Group Inc. 6.70% 20164	3,750	3,548
Liberty Mutual Group Inc. 6.50% 20354	3,435	2,782
Liberty Mutual Group Inc. 7.50% 20364	4,875	4,127
Liberty Mutual Group Inc., Series A, 7.80% 20873,4	1,090	845
Liberty Mutual Group Inc., Series C, 10.75% 20883,4	4,000	3,860
Simon Property Group, LP 4.875% 2010	1,000	1,009
Simon Property Group, LP 5.25% 2016	1,330	1,313
Simon Property Group, LP 6.10% 2016	325	334
Simon Property Group, LP 5.875% 2017	2,560	2,615
Simon Property Group, LP 6.125% 2018	2,835	2,861
Simon Property Group, LP 10.35% 2019	5,580	6,955
General Motors Acceptance Corp. 7.25% 20114	3,123	3,037
General Motors Acceptance Corp. 6.625% 20124	3,166	2,944
General Motors Acceptance Corp. 6.875% 20124	4,432	4,122
General Motors Acceptance Corp. 7.00% 20124	2,779	2,612
General Motors Acceptance Corp. 6.75% 20144	921	792
Korea Development Bank 5.30% 2013	5,500	5,580
Korea Development Bank 8.00% 2014	6,750	7,682
HSBK (Europe) BV 7.75% 2013	2,340	2,200
HSBK (Europe) BV 7.75% 20134	505	475
HSBK (Europe) BV 7.25% 20174	11,185	9,228
HSBK (Europe) BV 7.25% 2017	1,210	998
HSBC Finance Corp. 0.759% 20143	1,750	1,612
HSBC Finance Corp. 0.791% 20163	8,900	7,929
HSBC Holdings PLC 6.50% 2037	2,000	2,171
Wells Fargo Bank, National Assn. 4.75% 2015	2,250	2,284
Wells Fargo & Co. 5.625% 2017	8,750	9,206
CIT Group Inc. 0.42% 20103	2,500	1,803
CIT Group Inc. 0.704% 20123	5,000	3,303
CIT Group Inc., Term Loan, 13.00% 20123,5,6	5,000	5,173
Citigroup Inc. 4.125% 2010	3,000	3,031
Citigroup Inc. 8.125% 2039	6,000	6,737
Société Générale 5.75% 20164	9,150	9,408
MetLife Capital Trust X 9.25% 20683,4	9,000	9,384
Realogy Corp., Term Loan B, 3.254% 20133,5,6	2,245	1,904
Realogy Corp., Term Loan DD, 3.254% 20133,5,6	450	382
Realogy Corp., Letter of Credit, 3.281% 20133,5,6	544	461
Realogy Corp. 10.50% 2014	3,705	2,705
Realogy Corp. 11.75% 20143,7	5,605	3,727
Kimco Realty Corp. 6.00% 2012	500	522
Pan Pacific Retail Properties, Inc. 6.125% 2013	$1,015	1,000
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,682
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,085
Kimco Realty Corp. 5.70% 2017	3,000	2,813
CNA Financial Corp. 5.85% 2014	625	591
CNA Financial Corp. 6.50% 2016	5,540	5,231
CNA Financial Corp. 7.25% 2023	3,000	2,498
Standard Chartered Bank 6.40% 20174	7,290	7,597
Hospitality Properties Trust 5.125% 2015	765	672
Hospitality Properties Trust 6.30% 2016	300	269
Hospitality Properties Trust 5.625% 2017	3,835	3,255
Hospitality Properties Trust 6.70% 2018	3,530	3,137
Rouse Co. 7.20% 20128	2,360	2,065
Rouse Co. 6.75% 20134,8	4,500	3,898
Rouse Co. 3.625% 20098	1,140	976
SLM Corp., Series A, 0.734% 20113	1,210	1,015
SLM Corp., Series A, 5.45% 2011	5,906	5,572
Prudential Holdings, LLC, Series C, 8.695% 20234,5	1,250	1,308
Prudential Financial, Inc. 8.875% 20683	5,000	4,969
New York Life Global Funding 4.65% 20134	5,700	6,006
Zions Bancorporation 5.65% 2014	5,000	3,950
Zions Bancorporation 6.00% 2015	1,990	1,573
Host Marriott, LP, Series M, 7.00% 2012	4,050	4,106
Host Marriott, LP, Series K, 7.125% 2013	575	571
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	425	406
Sumitomo Mitsui Banking Corp. 4.375% 20143	€1,645	2,407
SMFG Preferred Capital GBP 2 Ltd. 10.231% (undated)3	£1,400	2,479
PNC Funding Corp. 0.688% 20143	$5,000	4,692
Catlin Insurance Ltd. 7.249% (undated)3,4	6,500	4,388
Chubb Corp. 5.75% 2018	1,000	1,099
Chubb Corp. 6.375% 20673	3,505	3,207
American Express Co. 6.15% 2017	4,000	4,208
Developers Diversified Realty Corp. 9.625% 2016	4,020	4,037
ACE INA Holdings Inc. 5.875% 2014	1,080	1,181
ACE INA Holdings Inc. 5.80% 2018	1,400	1,515
ACE INA Holdings Inc. 6.70% 2036	1,155	1,338
Jackson National Life Global 5.375% 20134	3,900	3,959
AXA SA 6.463% (undated)3,4	5,000	3,950
Fifth Third Capital Trust IV 6.50% 20673	5,250	3,623
RSA Insurance Group PLC 9.375% 20393	£1,275	2,449
RSA Insurance Group PLC 8.50% (undated)3	685	1,161
Lincoln National Corp. 5.65% 2012	$3,250	3,373
Lazard Group LLC 7.125% 2015	2,965	2,998
Lazard Group LLC 6.85% 2017	70	69
Allied Irish Banks, PLC 12.50% 2019	€1,830	3,056
Northern Trust Corp. 4.625% 2014	$2,825	3,009
Nationwide Mutual Insurance Co. 5.81% 20243,4,5	3,125	2,290
Nationwide Mutual Insurance Co. 7.875% 20334	515	474
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,377
International Lease Finance Corp., Series R, 5.40% 2012	$2,500	2,149
ERP Operating LP 6.625% 2012	2,000	2,135
Monumental Global Funding III 5.25% 20144	2,000	2,032
UnumProvident Finance Co. PLC 6.85% 20154	1,500	1,502
Unum Group 7.125% 2016	475	481
Loews Corp. 6.00% 2035	1,800	1,716
Lehman Brothers Holdings Inc., Series I, 6.875% 20188	6,760	1,234
Banco Santander-Chile 5.375% 20144	1,165	1,193
Capmark Financial Group Inc. 3.114% 20103	4,583	1,106
ZFS Finance (USA) Trust V 6.50% 20673,4	1,235	1,025
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	996
Allstate Corp., Series B, 6.125% 20673	980	804
Assurant, Inc. 5.625% 2014	765	788
Northern Rock PLC 5.60% (undated)3,4	1,800	171
Northern Rock PLC 6.594% (undated)3,4	4,400	418
Development Bank of Singapore Ltd. 7.125% 20114	200	215
Nationwide Financial Services, Inc. 6.75% 20673	255	192
Twin Reefs Asset Trust (XLFA), Series B, 1.449% 20793,4,8	2,500	8
		595,698

CONSUMER DISCRETIONARY — 3.81%
Tele-Communications, Inc. 9.80% 2012	2,000	2,305
Comcast Corp. 5.30% 2014	1,000	1,071
Comcast Corp. 5.85% 2015	7,275	7,979
Comcast Corp. 6.30% 2017	3,380	3,709
Comcast Corp. 5.70% 2018	3,250	3,423
Comcast Corp. 5.875% 2018	7,465	7,967
Comcast Corp. 6.95% 2037	630	705
Comcast Corp. 6.40% 2038	7,140	7,554
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20124	6,200	6,340
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 20138	4,425	4,513
Charter Communications Operating, LLC, Term Loan B, 6.25% 20143,5,6	9,972	9,427
Charter Communications Operating, LLC, Term Loan B, 9.25% 20143,5,6	4,925	4,993
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	3,000	3,262
Time Warner Cable Inc. 5.40% 2012	5,000	5,346
Time Warner Cable Inc. 7.50% 2014	1,780	2,044
Time Warner Cable Inc. 8.25% 2014	7,925	9,244
Time Warner Cable Inc. 6.75% 2018	2,650	2,933
Time Warner Cable Inc. 8.25% 2019	4,455	5,394
AOL Time Warner Inc. 6.875% 2012	6,250	6,884
AOL Time Warner Inc. 7.625% 2031	10,635	11,952
Time Warner Inc. 6.50% 2036	4,660	4,784
News America Inc. 4.75% 2010	2,000	2,008
News America Holdings Inc. 9.25% 2013	2,500	2,939
News America Inc. 6.90% 2019	6,125	6,847
News America Inc. 6.15% 2037	1,000	982
News America Inc. 6.65% 2037	4,400	4,598
Univision Communications, Inc., First Lien Term Loan B, 2.533% 20143,5,6	5,420	4,601
Univision Communications Inc. 10.50% 20153,4,7	16,077	12,460
DaimlerChrysler North America Holding Corp. 8.00% 2010	3,000	3,123
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,500	6,830
DaimlerChrysler North America Holding Corp. 5.875% 2011	1,300	1,349
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,330	2,470
MGM MIRAGE 6.75% 2012	4,000	3,370
MGM MIRAGE 6.75% 2013	1,250	1,052
MGM MIRAGE 13.00% 20134	3,125	3,594
MGM MIRAGE 5.875% 2014	3,200	2,528
MGM MIRAGE 7.50% 2016	1,000	780
NTL Cable PLC 8.75% 2014	4,500	4,612
NTL Cable PLC 8.75% 2014	€1,000	1,515
NTL Cable PLC 9.75% 2014	£700	1,175
NTL Cable PLC 9.50% 2016	$1,525	1,613
Toys “R” Us, Inc. 7.625% 2011	6,665	6,598
Toys “R” Us-Delaware, Inc., Term Loan B, 4.496% 20123,5,6	2,000	1,927
J.C. Penney Co., Inc. 8.00% 2010	5,585	5,718
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,715
Michaels Stores, Inc., Term Loan B, 2.563% 20133,5,6	2,199	1,967
Michaels Stores, Inc. 10.00% 2014	5,950	5,891
Edcon (Proprietary) Ltd. 4.023% 20143	€6,000	6,412
Target Corp. 6.00% 2018	$3,000	3,385
Target Corp. 7.00% 2038	2,000	2,349
Cox Communications, Inc. 4.625% 2010	1,750	1,766
Cox Communications, Inc. 5.45% 2014	3,500	3,764
Allison Transmission Holdings, Inc., Term Loan B, 3.00% 20143,5,6	6,275	5,498
Marriott International, Inc., Series J, 5.625% 2013	5,000	5,105
Staples, Inc. 7.375% 2012	2,000	2,188
Staples, Inc. 9.75% 2014	2,250	2,705
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,406
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,749
FCE Bank PLC 7.125% 2013	€3,000	4,084
Macy’s Retail Holdings, Inc. 8.875% 20153	$3,610	3,784
Federated Retail Holdings, Inc. 5.90% 2016	250	230
KB Home 6.25% 2015	3,735	3,586
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	1,047
CSC Holdings, Inc. 8.625% 20194	2,050	2,183
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,200	3,104
Cinemark USA, Inc., Term Loan B, 2.06% 20133,5,6	825	797
Cinemark USA, Inc. 8.625% 20194	2,000	2,078
Kabel Deutschland GmbH 10.625% 2014	2,625	2,776
Nordstrom, Inc. 6.75% 2014	2,505	2,751
Vidéotron Ltée 6.875% 2014	1,625	1,617
Vidéotron Ltée 6.375% 2015	1,000	960
AMC Entertainment Inc. 8.00% 2014	675	655
AMC Entertainment Inc. 8.75% 2019	1,750	1,816
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	2,360
Boyd Gaming Corp. 7.75% 2012	1,350	1,353
Boyd Gaming Corp. 6.75% 2014	1,000	900
Seminole Tribe of Florida 5.798% 20134,5	1,185	1,121
Seminole Tribe of Florida 7.804% 20204,5	1,230	1,051
Thomson Learning 10.50% 20154	2,100	1,995
Liberty Media Corp. 8.25% 2030	2,375	1,971
Mediacom LLC and Mediacom Capital Corp. 9.125% 20194	1,850	1,910
Tenneco Automotive Inc. 8.625% 2014	2,000	1,885
MDC Holdings, Inc. 5.50% 2013	1,750	1,736
Neiman Marcus Group, Inc. 9.75% 20153,7	1,994	1,715
Regal Cinemas Corp., Series B, 9.375% 2012	1,000	1,018
Regal Cinemas Corp. 8.625% 20194	625	650
Quebecor Media Inc. 7.75% 2016	1,575	1,567
Dollar General Corp. 11.875% 20173,7	1,150	1,300
Standard Pacific Corp. 7.00% 2015	1,340	1,179
Thomson Corp. 6.20% 2012	1,035	1,130
American Media Operation 14.00% 20133,4,7	1,778	1,120
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	692
Radio One, Inc. 6.375% 2013	1,650	582
Sealy Mattress Co. 8.25% 2014	600	558
Delphi Automotive Systems Corp. 6.55% 20068	200	3
Delphi Automotive Systems Corp. 7.125% 20298	1,750	22
Young Broadcasting Inc. 10.00% 20118	2,716	3
		301,707

INDUSTRIALS — 3.37%
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 20115	$224	222
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20125	8,627	8,562
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 20125	1,000	985
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20145	9,300	8,835
Northwest Airlines, Inc., Term Loan A, 2.04% 20183,5,6	8,681	6,728
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20245	1,433	1,318
Burlington Northern Santa Fe Corp. 7.00% 2014	6,480	7,417
Burlington Northern Santa Fe Corp. 5.75% 2018	1,505	1,638
Burlington Northern Santa Fe Corp. 4.70% 2019	12,980	13,161
BNSF Funding Trust I 6.613% 20553	1,680	1,566
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20115	1,000	986
Continental Airlines, Inc. 8.75% 2011	2,000	1,795
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20125	3,570	3,566
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20185	159	140
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20185	1,023	921
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20195	1,629	1,537
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	2,938	2,756
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20205	933	899
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20215	2,649	2,410
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20225	586	547
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20225	1,325	1,106
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20225	2,505	2,391
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20225	2,334	2,227
Nielsen Finance LLC, Term Loan B, 2.249% 20133,5,6	2,598	2,456
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	8,800	8,888
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	3,000	3,180
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20169	4,200	3,329
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	710	749
Norfolk Southern Corp. 5.75% 20164	5,270	5,766
Norfolk Southern Corp. 5.90% 2019	2,250	2,506
Norfolk Southern Corp. 7.05% 2037	7,210	9,122
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20125	1,310	1,238
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20125	1,088	1,079
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20125	1,850	1,702
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20135	8,535	8,526
AMR Corp. 9.00% 20162	1,500	1,035
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20195	799	591
AMR Corp. 10.20% 20202	1,345	982
AMR Corp. 10.00% 20212	1,200	876
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.24% 20143,5,6	4,316	3,874
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.24% 20143,5,6	4,222	3,790
DAE Aviation Holdings, Inc. 11.25% 20154	8,255	6,480
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,534
Koninklijke Philips Electronics NV 6.875% 2038	7,150	8,389
Volvo Treasury AB 5.95% 20154	12,885	12,888
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 20115,8	3,633	4,941
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20125	1,260	1,269
United Air Lines, Inc., Term Loan B, 2.25% 20143,5,6	4,137	3,082
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20062,5,8	230	—
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20245	3,614	3,087
Allied Waste North America, Inc., Series B, 6.125% 2014	2,750	2,820
Allied Waste North America, Inc., Series B, 7.375% 2014	1,000	1,042
Allied Waste North America, Inc. 7.25% 2015	2,000	2,090
Allied Waste North America, Inc. 6.875% 2017	2,000	2,116
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	7,325	7,508
Canadian National Railway Co. 4.95% 2014	1,430	1,544
Canadian National Railway Co. 5.55% 2018	5,375	5,905
Union Pacific Corp. 5.125% 2014	2,300	2,468
Union Pacific Corp. 5.75% 2017	1,080	1,160
Union Pacific Corp. 5.70% 2018	3,265	3,528
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20114,5	1,112	1,118
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20134,5	1,350	1,340
BAE Systems Holdings Inc. 6.375% 20194	3,860	4,267
Northrop Grumman Corp. 5.05% 2019	6,180	6,506
Ashtead Group PLC 8.625% 20154	1,000	965
Ashtead Capital, Inc. 9.00% 20164	5,660	5,462
CSX Corp. 6.25% 2015	5,000	5,535
ARAMARK Corp., Term Loan B, 2.158% 20143,5,6	2,985	2,791
ARAMARK Corp., Letter of Credit, 4.721% 20143,5,6	196	183
ARAMARK Corp. 3.983% 20153	200	175
ARAMARK Corp. 8.50% 2015	2,175	2,205
B/E Aerospace 8.50% 2018	4,330	4,449
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,250	3,169
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.283% 20143,5,6	3,551	2,734
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.283% 20143,5,6	200	154
John Deere Capital Corp. 5.40% 2011	2,000	2,145
John Deere Capital Corp., Series D, 4.50% 2013	500	529
Kansas City Southern Railway Co. 8.00% 2015	2,400	2,460
Atlas Copco AB 5.60% 20174	2,340	2,401
American Standard Inc. 7.625% 2010	2,300	2,342
US Investigations Services, Inc. 11.75% 20164	2,955	2,290
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,785
Atrium Companies, Inc., Term Loan B, 11.75% 20123,5,6,7	3,215	1,532
RailAmerica Inc. 9.25% 20174	1,250	1,316
Waste Management, Inc. 7.375% 2010	650	681
WMX Technologies, Inc. 7.10% 2026	500	548
Hutchison Whampoa International Ltd. 6.50% 20134	972	1,056
General Electric Capital Corp., Series A, 0.738% 20183	1,000	826
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 20234,5	365	238
		267,455

TELECOMMUNICATION SERVICES — 3.05%
Verizon Communications Inc. 3.75% 20114	7,040	7,266
Verizon Communications Inc. 7.375% 20134	5,000	5,747
Verizon Communications Inc. 5.55% 20144	2,900	3,137
Verizon Communications Inc. 5.50% 2017	8,885	9,483
Verizon Communications Inc. 8.50% 20184	7,250	9,068
Verizon Communications Inc. 8.75% 2018	9,000	11,262
AT&T Corp. 7.30% 20113	1,850	2,050
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,052
AT&T Inc. 6.70% 2013	4,000	4,536
SBC Communications Inc. 5.10% 2014	2,700	2,914
SBC Communications Inc. 5.625% 2016	6,750	7,272
AT&T Inc. 5.50% 2018	10,000	10,451
AT&T Inc. 5.60% 2018	1,430	1,506
AT&T Inc. 5.80% 2019	5,850	6,271
SBC Communications Inc. 6.45% 2034	2,130	2,251
AT&T Inc. 6.40% 2038	2,300	2,450
Olivetti Finance NV 7.25% 2012	€905	1,466
Telecom Italia Capital SA, Series B, 5.25% 2013	$750	790
Telecom Italia Capital SA 4.95% 2014	6,450	6,682
Telecom Italia Capital SA 5.25% 2015	4,000	4,146
Telecom Italia Capital SA 6.999% 2018	7,500	8,302
Telecom Italia SpA 7.75% 2033	€1,350	2,282
Telecom Italia Capital SA 7.20% 2036	$350	397
Telecom Italia Capital SA 7.721% 2038	6,750	8,041
Qwest Capital Funding, Inc. 7.90% 2010	4,295	4,370
Qwest Capital Funding, Inc. 7.25% 2011	11,475	11,532
Qwest Communications International Inc. 7.25% 2011	4,000	4,075
Qwest Corp. 8.875% 2012	1,250	1,322
Nextel Communications, Inc., Series E, 6.875% 2013	9,900	9,232
Nextel Communications, Inc., Series F, 5.95% 2014	195	174
Nextel Communications, Inc., Series D, 7.375% 2015	8,580	7,743
France Télécom 7.75% 20113	1,000	1,083
France Télécom 4.375% 2014	5,520	5,793
France Télécom 5.375% 2019	3,830	4,081
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,330
Telefónica Emisiones, SAU 4.949% 2015	3,790	4,025
American Tower Corp. 7.125% 2012	5,200	5,304
American Tower Corp. 7.00% 2017	2,650	2,729
Cricket Communications, Inc. 9.375% 2014	7,580	7,732
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,700	1,744
Windstream Corp. 8.625% 2016	5,800	5,960
Rogers Wireless Inc. 7.25% 2012	3,475	3,931
Rogers Wireless Inc. 7.50% 2015	1,975	2,279
MetroPCS Wireless, Inc. 9.25% 2014	3,000	3,082
MetroPCS Wireless, Inc. 9.25% 2014	2,975	3,057
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,525
Deutsche Telekom International Finance BV 6.75% 2018	4,000	4,486
British Telecommunications PLC 5.95% 2018	5,515	5,596
Singapore Telecommunications Ltd. 6.375% 20114	5,000	5,441
Centennial Communications Corp. 6.347% 20133	500	490
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	2,000	2,070
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 20143	2,700	2,754
Wind Acquisition SA 11.75% 20174	1,550	1,755
SBA Telecommunications, Inc. 8.00% 20164	1,625	1,670
Crown Castle International Corp. 9.00% 2015	700	740
Crown Castle International Corp. 7.75% 20174	750	780
Hawaiian Telcom Communications, Inc. 9.75% 20138	2,870	43
Hawaiian Telcom Communications, Inc. 8.765% 20133,8	2,195	16
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20158	1,125	1
		241,767

UTILITIES — 2.70%
National Rural Utilities Cooperative Finance Corp. 2.625% 2012	5,400	5,433
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	10,000	10,898
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	300	304
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	5,000	5,296
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,500	4,636
Edison Mission Energy 7.75% 2016	6,000	5,280
Midwest Generation, LLC, Series B, 8.56% 20165	3,823	3,881
Edison Mission Energy 7.00% 2017	4,050	3,402
Edison Mission Energy 7.20% 2019	5,250	4,279
Edison Mission Energy 7.625% 2027	4,500	3,240
Ohio Edison Co. 6.40% 2016	7,750	8,538
Cleveland Electric Illuminating Co. 8.875% 2018	5,000	6,347
Ohio Edison Co. 6.875% 2036	2,300	2,643
Enel Finance International 3.875% 20144	15,455	15,413
ENEL SpA 5.625% 2027	€1,130	1,764
Progress Energy, Inc. 7.05% 2019	$14,550	16,971
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	4,000	4,286
Consumers Energy Co. 5.65% 2018	940	1,006
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,150	10,125
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,328
MidAmerican Energy Co. 5.30% 2018	4,000	4,227
MidAmerican Energy Holdings Co. 5.75% 2018	6,500	7,028
AES Corp. 9.375% 2010	4,769	4,936
AES Corp. 8.75% 20134	4,358	4,461
AES Red Oak, LLC, Series A, 8.54% 20195	784	743
AES Red Oak, LLC, Series B, 9.20% 20295	2,500	2,319
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.754% 20143,5,6	2,947	2,354
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	7,025	5,093
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	6,475	4,694
Veolia Environnement 5.25% 2013	2,070	2,172
Veolia Environnement 6.00% 2018	4,000	4,311
Veolia Environnement 6.125% 2033	€2,740	4,209
E.ON International Finance BV 5.80% 20184	$9,740	10,500
Electricité de France SA 6.50% 20194	9,000	10,331
Iberdrola Finance Ireland 3.80% 20144	7,215	7,324
Scottish Power PLC 5.375% 2015	1,230	1,310
NRG Energy, Inc. 7.25% 2014	725	714
NRG Energy, Inc. 7.375% 2016	4,675	4,535
Niagara Mohawk Power 3.553% 20144	2,625	2,644
National Grid PLC 6.30% 2016	2,315	2,538
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,020
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	160
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,551
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,638
PG&E Corp. 5.75% 2014	2,000	2,186
Cilcorp Inc. 8.70% 2009	1,000	1,000
Israel Electric Corp. Ltd. 7.70% 20184	500	547
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	109
		213,724

ENERGY — 2.37%
Kinder Morgan Energy Partners LP 6.00% 2017	380	398
Kinder Morgan Energy Partners LP 9.00% 2019	1,320	1,602
Kinder Morgan Energy Partners LP 6.85% 2020	15,780	17,268
Kinder Morgan Energy Partners LP 6.50% 2037	900	918
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	7,543
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,313
TransCanada PipeLines Ltd. 6.35% 20673	16,495	14,473
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,568
Enbridge Energy Partners, LP 9.875% 2019	11,250	13,994
Williams Companies, Inc. 6.375% 20104	1,000	1,027
Williams Companies, Inc. 7.125% 2011	500	530
Williams Companies, Inc. 8.125% 2012	6,180	6,721
Williams Companies, Inc. 7.625% 2019	2,490	2,693
Williams Companies, Inc. 7.875% 2021	4,595	4,980
Williams Companies, Inc. 8.75% 2032	2,400	2,759
Gaz Capital SA, Series 9, 6.51% 2022	13,500	12,404
Gaz Capital SA 7.288% 20374	2,000	1,880
Chevron Corp. 4.95% 2019	12,230	13,079
Rockies Express Pipeline LLC 6.25% 20134	5,000	5,408
Rockies Express Pipeline LLC 6.85% 20184	4,300	4,815
Sunoco, Inc. 9.625% 2015	5,750	6,838
Sunoco, Inc. 5.75% 2017	2,000	1,996
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20145	608	671
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20144,5	324	358
Ras Laffan Liquefied Natural Gas III 5.832% 20165	2,000	2,084
Ras Laffan Liquefied Natural Gas II 5.298% 20204,5	2,500	2,508
Ras Laffan Liquefied Natural Gas II 5.298% 20205	1,095	1,099
StatoilHydro ASA 5.25% 2019	6,130	6,639
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	2,950	3,059
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,500	2,460
Shell International Finance B.V. 4.00% 2014	4,860	5,110
Devon Energy Corp. 6.30% 2019	3,610	3,990
TEPPCO Partners LP 7.00% 20673	3,850	3,301
Qatar Petroleum 5.579% 20114,5	2,445	2,516
Husky Energy Inc. 7.25% 2019	2,090	2,402
Drummond Co., Inc. 7.375% 20164	2,545	2,252
Petroleum Export Ltd., Class A-3, 5.265% 20114,5	2,031	1,983
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20144,5	1,768	1,751
Premcor Refining Group Inc. 6.75% 2011	1,250	1,292
Gulfstream Natural Gas 6.19% 20254	1,220	1,192
Petroplus Finance Ltd. 9.375% 20194	950	941
		187,815

HEALTH CARE — 1.95%
Roche Holdings Inc. 5.00% 20144	6,250	6,759
Roche Holdings Inc. 6.00% 20194	23,070	25,675
Schering-Plough Corp. 5.375% 2014	€3,300	5,241
Schering-Plough Corp. 6.00% 2017	$9,990	11,162
HealthSouth Corp. 7.218% 20143	8,180	8,057
HealthSouth Corp. 10.75% 2016	3,715	4,049
HCA Inc., Term Loan B, 2.533% 20133,5,6	3,191	3,020
HCA Inc. 9.125% 2014	580	600
HCA Inc. 9.25% 2016	680	705
HCA Inc. 9.625% 20163,7	715	745
HCA Inc. 8.50% 20194	3,405	3,575
HCA Inc. 7.875% 20204	1,260	1,268
GlaxoSmithKline Capital Inc. 5.65% 2018	8,970	9,844
Abbott Laboratories 5.125% 2019	6,020	6,392
Abbott Laboratories 6.00% 2039	1,980	2,259
Biogen Idec Inc. 6.00% 2013	7,750	8,244
Express Scripts Inc. 5.25% 2012	5,460	5,800
Express Scripts Inc. 6.25% 2014	2,020	2,222
VWR Funding, Inc. 11.25% 20153,7	7,320	6,716
PTS Acquisition Corp. 10.25% 20153,7	7,295	6,383
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	750	768
Elan Finance PLC and Elan Finance Corp. 4.486% 20133	2,440	2,233
Elan Finance PLC and Elan Finance Corp. 8.75% 20162,4	2,600	2,567
AstraZeneca PLC 5.40% 2012	4,500	4,935
Novartis Securities Investment Ltd. 5.125% 2019	4,270	4,554
Pfizer Inc. 6.20% 2019	3,930	4,438
Cardinal Health, Inc. 4.00% 2015	2,715	2,635
Cardinal Health, Inc. 5.80% 2016	1,235	1,290
WellPoint, Inc. 5.25% 2016	3,625	3,702
Tenet Healthcare Corp. 7.375% 2013	650	647
Tenet Healthcare Corp. 9.00% 20154	350	367
Tenet Healthcare Corp. 9.25% 2015	1,245	1,306
Tenet Healthcare Corp. 10.00% 20184	350	388
Merck & Co., Inc. 5.00% 2019	1,900	2,031
Surgical Care Affiliates, Inc. 10.00% 20174	2,500	2,012
Boston Scientific Corp. 5.45% 2014	225	227
Boston Scientific Corp. 7.00% 2035	1,600	1,474
		154,290

INFORMATION TECHNOLOGY — 1.35%
NXP BV and NXP Funding LLC 3.259% 20133	8,025	5,828
NXP BV and NXP Funding LLC 3.746% 20133	€1,100	1,176
NXP BV and NXP Funding LLC 10.00% 201310	$8,398	8,325
NXP BV and NXP Funding LLC 7.875% 2014	15,595	12,320
Sanmina-SCI Corp. 6.75% 2013	2,725	2,602
Sanmina-SCI Corp. 3.049% 20142,3,4	2,275	1,996
Sanmina-SCI Corp. 8.125% 2016	11,525	10,833
Freescale Semiconductor, Inc., Term Loan B, 2.011% 20133,5,6	1,262	1,014
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20145,6	7,244	7,305
Freescale Semiconductor, Inc. 10.125% 2016	774	519
Jabil Circuit, Inc. 8.25% 2018	8,300	8,466
First Data Corp., Term Loan B2, 3.036% 20143,5,6	5,897	5,093
First Data Corp. 9.875% 2015	3,000	2,786
Celestica Inc. 7.875% 2011	5,775	5,905
Celestica Inc. 7.625% 2013	1,925	1,968
Western Union Co. 5.93% 2016	6,000	6,511
Oracle Corp. 6.50% 2038	5,000	5,816
SunGard Data Systems Inc. 9.125% 2013	5,500	5,583
National Semiconductor Corp. 6.15% 2012	4,500	4,698
KLA-Tencor Corp. 6.90% 2018	3,750	3,926
Xerox Corp. 7.125% 2010	2,500	2,575
Electronic Data Systems Corp., Series B, 6.00% 20133	1,500	1,675
		106,920

CONSUMER STAPLES — 1.22%
Anheuser-Busch InBev NV 7.20% 20144	5,000	5,634
Anheuser-Busch InBev NV 6.875% 20194	3,320	3,757
Anheuser-Busch InBev NV 7.75% 20194	10,315	12,226
CVS Caremark Corp. 6.60% 2019	6,300	7,115
CVS Caremark Corp. 6.943% 20305	7,319	7,414
Wal-Mart Stores, Inc. 5.375% 2017	2,605	2,855
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,321
Kroger Co. 5.00% 2013	4,250	4,487
Kroger Co. 7.50% 2014	1,650	1,903
Kroger Co. 6.40% 2017	4,130	4,577
British American Tobacco International Finance PLC 9.50% 20184	8,137	10,571
Altria Group, Inc. 9.70% 2018	5,000	6,220
Tesco PLC 5.50% 20174	5,035	5,258
Tesco PLC 5.50% 2033	£330	535
SUPERVALU INC. 7.50% 2012	$585	607
Albertson’s, Inc. 7.25% 2013	1,790	1,808
SUPERVALU INC. 8.00% 2016	1,950	2,028
Stater Bros. Holdings Inc. 8.125% 2012	2,550	2,576
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,389
Tyson Foods, Inc. 7.85% 20163	3,355	3,439
H.J Heinz Co. 7.125% 20394	1,400	1,663
Safeway Inc. 6.25% 2014	1,420	1,570
Diageo Capital PLC 5.75% 2017	1,000	1,099
		97,052

MATERIALS — 1.03%
Dow Chemical Co. 8.55% 2019	7,820	8,806
Dow Chemical Co. 9.40% 2039	5,975	7,380
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,040	2,172
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	10,360	11,036
Rio Tinto Finance (USA) Ltd. 9.00% 2019	8,280	10,181
CRH Finance BV 7.375% 20143	€2,000	3,257
CRH America, Inc. 6.00% 2016	$360	370
CRH America, Inc. 8.125% 2018	4,140	4,662
International Paper Co. 7.40% 2014	500	551
International Paper Co. 7.95% 2018	4,285	4,652
International Paper Co. 7.50% 2021	2,835	3,010
Ball Corp. 7.125% 2016	2,705	2,773
Ball Corp. 7.375% 2019	2,000	2,040
Lafarge 6.15% 2011	3,530	3,678
C10 Capital (SPV) Ltd. 6.722% (undated)3,4	4,589	3,632
Teck Resources Ltd. 9.75% 2014	3,000	3,315
Owens-Brockway Glass Container Inc. 8.25% 2013	1,090	1,120
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,830
Holcim Ltd. 6.00% 20194	$325	330
Holcim Ltd. 6.875% 20394	2,250	2,326
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,218
Graphic Packaging International, Inc. 9.50% 20174	$875	934
Georgia-Pacific Corp., First Lien Term Loan B, 2.302% 20123,5,6	762	735
Domtar Corp. 7.125% 2015	655	645
		81,653

ASSET-BACKED OBLIGATIONS5 — 0.70%
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	3,076	3,104
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	2,368	2,391
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,814
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	4,750	4,841
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	2,751	2,801
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	5,000	5,161
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	4,997	5,042
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	487	488
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,751
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 0.373% 20123	4,000	3,951
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20134	2,894	2,948
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,673
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20144	2,445	2,500
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	2,085	2,126
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 20123,4	1,889	1,909
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	1,633	1,654
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,614
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20124	1,234	1,257
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 20363	3,318	1,053
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.383% 20373	1,776	1,051
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20373	1,500	748
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 20104	626	628
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	1,343	497
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	263	261
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20174	252	216
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.346% 20373	1,722	81
		55,560

MUNICIPALS — 0.06%
State of California, Various Purpose General Obligation Bonds 7.50% 2034	2,040	2,283
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	1,625	1,586
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	1,111	933
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	51	46
		4,848

Total bonds, notes & other debt instruments (cost: $7,110,000,000)		7,245,791

Preferred stocks — 1.02%	Shares

FINANCIALS — 0.92%
PNC Preferred Funding Trust III 8.70%3,4	6,600,000	6,242
PNC Preferred Funding Trust I 6.517%3,4	4,700,000	2,944
Barclays Bank PLC 7.434%3,4	6,650,000	5,919
Barclays Bank PLC 5.926%3,4	1,000,000	750
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative3	7,750,000	6,126
BNP Paribas 7.195%3,4	5,800,000	5,104
BNP Paribas Capital Trust 9.003% noncumulative trust3,4	850,000	816
Royal Bank of Scotland Group PLC, Series U, 7.64%3	11,500,000	5,642
Bank of America Corp., Series V, 7.00%	250,000	5,143
Société Générale 5.922%3,4	6,630,000	4,780
JPMorgan Chase & Co., Series I, 7.90%3	4,350,000	4,189
Wells Fargo & Co. 7.98%3	4,000,000	3,660
SMFG Preferred Capital USD 3 Ltd. 9.50%3,4	2,779,000	3,102
Fannie Mae, Series O, 7.00%3,4,11	960,808	2,882
AXA SA, Series B, 6.379%3,4	3,360,000	2,722
Banco Bilbao Vizcaya Argentaria, SA, 5.919%3	3,600,000	2,704
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up3,4	2,000,000	2,305
ING Capital Funding Trust III 8.439% noncumulative3	2,700,000	1,850
Lloyds Banking Group PLC 6.657% preference shares3,4	2,500,000	1,528
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities4	65,000	1,454
Resona Preferred Global Securities (Cayman) Ltd. 7.191%3,4	1,502,000	1,248
QBE Capital Funding II LP 6.797%3,4	1,415,000	1,110
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative3,4	1,100,000	572
Freddie Mac, Series Z, 8.375%11	210,000	389
		73,181

U.S. GOVERNMENT AGENCY SECURITIES — 0.05%
CoBank, ACB, Series C, 11.00%4	80,000	3,685

MISCELLANEOUS — 0.05%
Other preferred stocks in initial period of acquisition		3,899

Total preferred stocks (cost: $93,553,000)		80,765

		Value
Common stocks — 0.10%	Shares	(000)

MATERIALS — 0.10%
Georgia Gulf Corp.2,10,11	296,439	$8,004

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.11	32,500	84

CONSUMER DISCRETIONARY — 0.00%
Adelphia Recovery Trust, Series ACC-12,11	2,409,545	48
Adelphia Recovery Trust, Series ACC-6B2,11	500,000	3
American Media Operations, Inc.2,4,11	32,601	—
		51

HEALTH CARE — 0.00%
Clarent Hospital Corp.2,11	16,114	1

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.11	1,134	1

Total common stocks (cost: $7,243,000)		8,141

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 201011	2,273	—
XO Holdings, Inc., Series B, warrants, expire 201011	1,704	—
XO Holdings, Inc., Series C, warrants, expire 201011	1,704	—
GT Group Telecom Inc., warrants, expire 20102,4,11	1,000	—

Total rights & warrants (cost: $52,000)		—

	Principal amount
Short-term securities — 11.46%	(000)

U.S. Treasury Bills 0.175%–0.323% due 10/22/2009–7/15/2010	$222,100	221,704
Federal Home Loan Bank 0.14%–0.19% due 10/1–12/18/2009	144,300	144,279
Procter & Gamble International Funding S.C.A. 0.16%–0.23% due 11/6/2009–1/5/20104	90,100	90,061
Medtronic Inc. 0.18%–0.20% due 10/29–12/18/20094	66,900	66,871
Abbott Laboratories 0.20% due 10/27–11/16/20094	51,440	51,424
Freddie Mac 0.235%–0.24% due 3/29–4/26/2010	48,400	48,359
Private Export Funding Corp. 0.19%–0.24% due 11/16–12/14/20094	46,300	46,282
Fannie Mae 0.20%–0.25% due 10/26/2009–3/3/2010	45,200	45,163
Straight-A Funding LLC 0.19% due 10/19/20094	30,000	29,997
Chevron Funding Corp. 0.18% due 10/14/2009	25,000	24,998
Coca-Cola Co. 0.22% due 10/20/20094	25,000	24,996
Variable Funding Capital Corp. 0.23% due 10/20/20094	24,000	23,997
Yale University 0.21% due 10/2/2009	22,000	22,000
Harvard University 0.20% due 11/23/2009	21,068	21,060
Federal Farm Credit Banks 0.12% due 1/6/2010	20,000	19,993
Wal-Mart Stores Inc. 0.16% due 11/30/20094	17,200	17,193
NetJets Inc. 0.17% due 10/2/20094	10,000	10,000

Total short-term securities (cost: $908,323,000)		908,377

Total investment securities (cost: $8,119,171,000)		$8,243,074
Other assets less liabilities		(315,245)

Net assets		$7,927,829

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Index-linked bond whose principal amount moves with a government retail price index.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $280,187,000, which represented 3.53% of the net assets of the fund.
3Coupon rate may change periodically.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,114,361,000, which represented 14.06% of the net assets of the fund.

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $83,975,000, which represented 1.06% of the net assets of the fund.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Scheduled interest and/or principal payment was not received.
9Step bond; coupon rate will increase at a later date.
10Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$6,623	$8,325	.11%
Georgia Gulf Corp.	4/18/2008-7/29/2009	5,522	8,004	.10

Total restricted securities		$12,145	$16,329	.21%

11Security did not produce income during the last 12 months.

Key to abbreviations and symbols

A$ = Australian dollars
C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
SKr = Swedish kronor

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	$—	$2,466,313	$—	$2,466,313
Corporate bonds & notes	—	2,248,081	—	2,248,081
Mortgage-backed obligations	—	1,700,370	2,600	1,702,970
Bonds & notes of governments & government agencies outside the U.S.	—	768,019	—	768,019
Asset-backed obligations	—	55,560	—	55,560
Municipals	—	4,848	—	4,848
Preferred stocks	5,143	75,622	—	80,765
Common stocks	85	8,052	4	8,141
Rights & warrants	—	—	—	—
Short-term securities	—	908,377	—	908,377
Total	$5,228	$8,235,242	$2,604	$8,243,074

	Level 1	Level 2	Level 3	Total
Forward currency contracts*	$—	$(3,921)	$—	$(3,921)

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning		Net	Net	Net transfers	Ending
	value	Net	realized	unrealized	out of	value
	at 1/1/2009	sales	loss	depreciation	Level 3	at 9/30/2009
Investment securities	$41,491	$(6,380)	$(32)	$(168)	$(32,307)	$2,604

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2009 (dollars in thousands):						$223

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$265,774
Gross unrealized depreciation on investment securities	(156,797)
Net unrealized appreciation on investment securities	108,977
Cost of investment securities for federal income tax purposes	8,134,097

Global Bond Fund
Investment portfolio

September 30, 2009
  unaudited

Bonds, notes & other debt instruments — 95.58%	Principal amount (000)	Value (000)

EUROS — 29.15%
German Government 4.25% 2012	€60	US$ 94
German Government 5.00% 2012	2,100	3,344
German Government 3.75% 2013	12,284	19,035
German Government 4.50% 2013	3,525	5,573
German Government 4.25% 2014	4,260	6,753
German Government, Series 6, 4.00% 2016	14,160	22,256
German Government 3.75% 2017	19,120	29,551
German Government 4.25% 2017	10,400	16,536
German Government, Series 7, 4.00% 2018	10,790	16,841
German Government 3.75% 2019	2,380	3,644
German Government 6.25% 2030	3,700	7,048
German Government 4.75% 2034	3,695	6,008
Netherlands Government Eurobond 4.00% 2011	2,450	3,728
Netherlands Government Eurobond 4.25% 2013	12,610	19,813
Netherlands Government Eurobond 4.50% 2017	5,230	8,312
Irish Government 5.00% 2013	6,000	9,434
Irish Government 4.00% 2014	5,100	7,725
Irish Government 4.50% 2018	1,415	2,090
Irish Government 5.90% 2019	6,200	9,964
Italian Government 3.75% 2011	1,220	1,848
Italian Government 3.75% 2013	250	380
Italian Government 4.50% 2019	10,500	16,140
Greek Government 5.50% 2014	4,900	7,842
Greek Government 6.00% 2019	4,950	8,077
Austrian Government, Series 2, 4.65% 2018	7,250	11,477
KfW 4.375% 2013	7,125	11,199
Belgium (Kingdom of), Series 23, 8.00% 2015	2,050	3,786
Belgium (Kingdom of), Series 49, 4.00% 2017	2,670	4,085
European Investment Bank 4.25% 2014	1,300	2,034
European Investment Bank 4.75% 2017	2,975	4,799
Dexia Municipal Agency 4.50% 20171	4,250	6,579
French Government B.T.A.N. Eurobond 4.50% 2013	4,000	6,341
Royal Bank of Scotland PLC 6.934% 2018	3,395	4,941
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 20131	2,000	3,135
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 20161	1,000	1,545
Finland (Republic of) 5.375% 2013	2,340	3,814
Schering-Plough Corp. 5.375% 2014	2,180	3,462
Merrill Lynch & Co., Inc. 4.625% 2018	2,325	3,004
Allied Irish Banks, PLC 12.50% 2019	1,795	2,998
Koninklijke KPN NV 6.50% 2016	650	1,070
Koninklijke KPN NV 4.75% 2017	1,250	1,871
Northern Rock PLC, Series 7, 4.125% 20171	1,650	2,140
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	250	393
UniCredito Italiano SpA 3.95% 2016	300	406
UniCredito Italiano SpA 5.75% 2017	850	1,307
Bank Nederlandse Gemeenten 3.75% 2014	1,320	2,020
CRH Finance BV 7.375% 20142	1,235	2,011
Polish Government 5.875% 2014	1,250	1,975
Standard Chartered Bank 5.875% 2017	1,250	1,922
PLD International Finance LLC 4.375% 2011	1,250	1,761
France Télécom 7.25% 2013	500	834
France Télécom 5.625% 2018	500	807
AT&T Inc. 6.125% 2015	1,000	1,624
Spanish Government 4.40% 2015	1,000	1,575
Wal-Mart Stores, Inc. 4.875% 2029	1,000	1,452
Hungarian Government 3.50% 2016	750	999
Hungarian Government 4.375% 2017	300	411
Volvo Treasury AB 5.00% 2017	1,000	1,374
Telecom Italia SpA 7.75% 2033	800	1,352
Gaz Capital SA, Series 13, 6.605% 2018	900	1,318
Bank of Scotland PLC 5.625% 2013	775	1,205
Novartis Finance SA, 4.25% 2016	750	1,151
Province De Québec 3.375% 2016	750	1,076
Commerzbank AG, Series 551, 4.125% 20162	700	942
NGG Finance PLC 6.125% 2011	150	234
National Grid Transco PLC 4.375% 2020	450	644
BHP Billiton Finance Ltd. 6.375% 2016	500	839
Shinsei Bank, Ltd. 3.75% 20162	100	124
Shinsei Bank, Ltd. 3.75% 20162	500	620
Société Générale 6.999% (undated)2	550	729
Veolia Environnement 4.875% 2013	150	232
Veolia Environnement 6.125% 2033	305	469
Croatian Government 5.00% 2014	460	692
FCE Bank PLC 7.125% 2013	500	681
NXP BV and NXP Funding LLC 3.746% 20132	250	267
NXP BV and NXP Funding LLC 8.625% 2015	450	412
Verizon Communications Inc. 8.75% 2015	350	649
GlaxoSmithKline Capital PLC 5.125% 2012	400	633
Edcon (Proprietary) Ltd. 4.023% 20142	500	534
ENEL SpA 5.625% 2027	320	500
Anheuser-Busch InBev NV 8.625% 2017	250	456
Resona Bank, Ltd. 3.75% 20152	250	368
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 1.066% 20162	500	315
DaimlerChrysler North America Holding Corp. 4.25% 2011	190	286
Barclays Bank PLC 4.50% 20192	150	211
Santander Issuances, SA Unipersonal 5.435% 20172	100	153
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	100
Nalco Co. 9.00% 2013	35	53
		348,432

JAPANESE YEN — 6.90%
Japanese Government 1.30% 2011	¥1,163,950	13,221
Japanese Government 1.40% 2012	295,000	3,379
Japanese Government 0.70% 2013	220,000	2,479
Japanese Government 1.50% 2014	131,300	1,528
Japanese Government 1.30% 2015	1,895,000	21,841
Japanese Government 0.508% 20153,4	147,175	1,501
Japanese Government 1.70% 2016	2,312,650	27,280
Japanese Government 1.70% 2017	215,000	2,530
Japanese Government 1.50% 2018	134,250	1,543
Japanese Government 2.30% 2035	311,400	3,538
Japanese Government 2.40% 2038	313,200	3,661
		82,501

DANISH KRONER — 2.46%
Nykredit 5.00% 20381	DKr45,701	9,048
Nykredit 6.00% 20381	12,073	2,460
Nykredit 6.00% 20381	7,596	1,545
Nykredit 6.00% 20411	9,250	1,874
Kingdom of Denmark 4.00% 2012	41,000	8,469
Kingdom of Denmark 5.00% 2013	19,985	4,288
Realkredit Danmark, interest only, 6.00% 20381	8,580	1,744
		29,428

SOUTH KOREAN WON — 2.27%
South Korean Government 5.75% 2010	KRW1,250,000	1,089
South Korean Government 5.75% 2013	2,050,000	1,817
South Korean Government 4.75% 2014	7,680,000	6,551
South Korean Government 4.25% 2014	7,560,000	6,280
South Korean Government 5.50% 2017	6,568,060	5,726
South Korean Government 5.75% 2018	6,350,000	5,603
		27,066

AUSTRALIAN DOLLARS — 2.23%
Queensland Treasury Corp., Series 12, 6.50% 2012	$ A2,250	2,051
Queensland Treasury Corp., Series 15, 6.00% 2015	8,075	7,211
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	1,818
New South Wales Treasury Corp., Series 12, 6.00% 2012	2,250	2,026
New South Wales Treasury Corp., Series 14, 5.50% 2014	1,275	1,117
New South Wales Treasury Corp., Series 17, 5.50% 2017	1,250	1,079
European Investment Bank 6.125% 2017	4,400	3,876
Treasury Corp. of Victoria 6.25% 2012	2,250	2,037
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	2,250	1,981
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	1,750	1,482
KfW 6.25% 2012	1,600	1,444
Countrywide Financial Corp. 6.25% 2010	600	528
		26,650

POLISH ZLOTY — 2.13%
Polish Government 5.25% 2013	PLN43,250	14,992
Polish Government 5.75% 2014	10,500	3,663
Polish Government 5.25% 2017	20,660	6,822
		25,477

MEXICAN PESOS — 1.92%
United Mexican States Government, Series M, 7.50% 2012	MXN20,000	1,519
United Mexican States Government, Series MI10, 9.50% 2014	75,100	6,057
United Mexican States Government, Series M10, 8.00% 2015	88,300	6,660
United Mexican States Government, Series M10, 7.25% 2016	44,000	3,177
United Mexican States Government, Series M10, 7.75% 2017	54,900	4,052
United Mexican States Government, Series M20, 10.00% 2024	6,800	582
United Mexican States Government, Series M30, 10.00% 2036	10,500	884
		22,931

BRITISH POUNDS — 1.76%
United Kingdom 4.25% 2011	£1,000	US$ 1,676
United Kingdom 2.25% 2014	2,025	3,196
United Kingdom 4.00% 2016	4,945	8,392
United Kingdom 3.75% 2019	710	1,142
United Kingdom 4.50% 2019	605	1,038
United Kingdom 6.00% 2028	2,000	4,087
RSA Insurance Group PLC 9.375% 20392	569	1,093
Wal-Mart Stores, Inc. 5.625% 2034	100	174
Tesco PLC 5.50% 2033	100	162
Allied Irish Banks, PLC 5.625% 20302	125	127
		21,087

MALAYSIAN RINGGITS — 1.29%
Malaysian Government 3.718% 2012	MYR11,700	3,462
Malaysian Government 5.094% 2014	28,120	8,645
Malaysian Government 3.741% 2015	3,270	943
Malaysian Government 3.814% 2017	3,000	860
Malaysian Government 4.24% 2018	5,000	1,465
		15,375

SWEDISH KRONOR — 1.20%
Swedish Government 4.00% 20121	SKr35,250	5,224
Swedish Government 5.50% 2012	20,000	3,159
Swedish Government 6.75% 2014	21,010	3,548
Stadshypotek AB 6.00% 20121	15,000	2,348
		14,279

CANADIAN DOLLARS — 0.80%
Canadian Government 5.50% 2010	$ C 70	68
Canadian Government 5.25% 2012	250	255
Canadian Government 4.50% 2015	4,340	4,463
Canadian Government 5.75% 2029	500	584
Province of New Brunswick 6.75% 2017	500	564
Canadian Imperial Bank 5.00% 2012	500	502
Province of Ontario, Series HC, 9.50% 2022	250	350
Province of Ontario 4.60% 2039	125	118
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	458
Province De Québec 9.375% 2023	250	346
Wells Fargo & Co. 6.05% 2012	250	253
Bank of Nova Scotia 5.04% 2013	250	252
Toronto-Dominion Bank 4.854% 2013	250	251
GE Capital Canada Funding Co., Series A, 5.29% 2012	250	247
Canada Housing Trust 4.10% 2018	250	245
Thomson Reuters Corp. 5.70% 2015	150	155
Bank of Montreal 5.18% 2015	150	154
Royal Bank of Canada 5.20% 2012	150	151
TransCanada PipeLines Ltd. 5.05% 2014	125	126
		9,542

NEW TURKISH LIRAS — 0.35%
Turkey (Republic of) 14.00% 2011	TRY 325	237
Turkey (Republic of) 10.00% 20123,4	5,230	3,979
		4,216

SINGAPORE DOLLARS — 0.29%
Singapore (Republic of) 3.125% 2011	$ S4,700	3,458

INDONESIAN RUPIAH — 0.24%
Indonesia (Republic of) 11.00% 2012	IDR4,320,000	US$ 477
Indonesia (Republic of) 12.50% 2013	9,217,000	1,063
Indonesia (Republic of) 14.275% 2013	2,230,000	274
Indonesia (Republic of) 11.25% 2014	1,330,000	150
Indonesia (Republic of) 10.75% 2016	8,460,000	942
		2,906

BRAZILIAN REAIS — 0.17%
Brazilian Treasury Bill 6.00% 20153,4	BRL1,822	1,014
Brazil (Federal Republic of) 10.00% 20174	2,000	989
		2,003

EGYPTIAN POUNDS — 0.17%
Egypt (Arab Republic of) 0% 20104	EGP6,000	1,061
Egypt (Arab Republic of) 0% 2010	5,000	886
Egypt (Arab Republic of) 11.50% 2011	125	24
		1,971

NORWEGIAN KRONER — 0.08%
KfW 5.00% 2015	NKr5,500	975

DOMINICAN PESOS — 0.01%
Cervecería Nacional Dominicana, C. por A. 16.00% 20124,6	DOP3,279	79

ARGENTINE PESOS — 0.00%
Argentina (Republic of) 5.83% 20331,3,4,5	ARS274	39

U.S. DOLLARS — 42.16%
U.S. Treasury 5.75% 2010	US$ 5,000	5,233
U.S. Treasury 1.75% 2011	8,302	8,428
U.S. Treasury 4.50% 2011	1,610	1,698
U.S. Treasury 4.625% 2011	8,900	9,597
U.S. Treasury 3.00% 20123,4	1,048	1,115
U.S. Treasury 2.75% 2013	11,500	11,869
U.S. Treasury 3.875% 2013	13,260	14,252
U.S. Treasury 2.00% 20143,4	3,497	3,629
U.S. Treasury 1.875% 20153,4	1,384	1,433
U.S. Treasury 4.25% 2015	4,500	4,902
U.S. Treasury 7.50% 2016	14,900	19,220
U.S. Treasury 5.125% 2016	22,750	25,953
U.S. Treasury 8.875% 2017	13,000	18,214
U.S. Treasury 1.625% 20183,4	257	260
U.S. Treasury 3.75% 2018	2,000	2,070
U.S. Treasury 3.875% 2018	3,000	3,145
U.S. Treasury 3.125% 2019	3,500	3,444
U.S. Treasury 3.625% 2019	3,250	3,336
U.S. Treasury 7.875% 2021	1,250	1,743
U.S. Treasury 8.125% 2021	2,500	3,552
U.S. Treasury 5.25% 2029	1,000	1,162
U.S. Treasury 3.50% 2039	1,500	1,360
Fannie Mae 4.00% 20241	4,854	4,947
Fannie Mae 4.00% 20241	8,101	8,257
Fannie Mae 4.00% 20241	243	248
Fannie Mae 4.50% 20241	444	461
Fannie Mae 4.50% 20241	2,925	3,035
Fannie Mae 4.50% 20241	1,011	1,049
Fannie Mae 4.50% 20241	1,254	1,301
Fannie Mae 4.50% 20241	141	147
Fannie Mae 4.50% 20241	164	170
Fannie Mae 4.50% 20241	165	171
Fannie Mae 4.50% 20241	458	475
Fannie Mae 4.50% 20241	157	163
Fannie Mae 4.50% 20241	141	146
Fannie Mae 4.50% 20241	3,445	3,568
Fannie Mae 5.00% 20351	1,956	2,027
Fannie Mae 6.00% 20361	200	212
Fannie Mae 6.00% 20361	1,749	1,855
Fannie Mae 6.50% 20361	1,522	1,636
Fannie Mae 6.50% 20361	339	361
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 20361	311	258
Fannie Mae 6.00% 20371	1,003	1,062
Fannie Mae 5.785% 20371,2	2,669	2,832
Fannie Mae 4.445% 20381,2	1,075	1,126
Fannie Mae 4.50% 20381	911	924
Fannie Mae 5.00% 20381	1,142	1,181
Fannie Mae 5.317% 20381,2	1,134	1,203
Fannie Mae 5.50% 20381	1,743	1,829
Fannie Mae 6.00% 20381	1,124	1,192
Fannie Mae 5.00% 20391	3,232	3,339
Fannie Mae 6.00% 20391	247	261
Fannie Mae 6.00% 20391	3,759	3,966
Fannie Mae 6.50% 20391	794	850
Fannie Mae 3.795% 20391,2	597	617
Fannie Mae 3.913% 20391,2	394	408
Fannie Mae 3.76% 20391,2	33	34
Fannie Mae 3.85% 20391,2	15	16
Fannie Mae 3.951% 20391,2	20	21
Fannie Mae 3.62% 20391,2,4	60	61
Fannie Mae 3.625% 20391,2,4	25	26
Fannie Mae 3.90% 20391,2,4	23	23
Fannie Mae 4.00% 20391,2,4	430	446
Fannie Mae 4.00% 20391,2,4	23	23
Freddie Mac 3.125% 2010	3,730	3,767
Freddie Mac, Series 3213, Class OG, principal only, 0% 20361	76	65
Freddie Mac, Series 3292, Class BO, principal only, 0% 20371	594	493
Freddie Mac 6.00% 20371	2,264	2,409
Freddie Mac 6.00% 20371	220	235
Freddie Mac 6.00% 20371	336	355
Freddie Mac 6.00% 20371	2,040	2,159
Freddie Mac 6.00% 20371	937	994
Freddie Mac 6.50% 20371	652	697
Freddie Mac 5.00% 20381	218	226
Freddie Mac 5.00% 20381	562	581
Freddie Mac 5.008% 20381,2	498	526
Freddie Mac 5.50% 20381	707	741
Freddie Mac 6.00% 20381	186	197
Freddie Mac 6.50% 20381	4,674	4,993
Freddie Mac 6.50% 20381	2,147	2,294
Freddie Mac 6.50% 20381	1,661	1,775
Freddie Mac 6.50% 20381	1,771	1,892
Freddie Mac 3.756% 20391,2	17	18
Freddie Mac 3.85% 20391,2	17	17
Freddie Mac 5.50% 20391	3,855	4,035
Freddie Mac 6.50% 20391	6,375	6,806
France Government Agency-Guaranteed, Société Finance 2.875% 20146	1,150	1,149
France Government Agency-Guaranteed, Société Finance 3.375% 20146	1,150	1,177
Société Générale 5.75% 20166	3,060	3,146
GlaxoSmithKline Capital Inc. 4.85% 2013	600	645
GlaxoSmithKline Capital Inc. 5.65% 2018	4,220	4,631
Polish Government 6.375% 2019	4,415	4,982
Verizon Communications Inc. 3.75% 20116	1,370	1,414
Verizon Communications Inc. 5.55% 20146	1,030	1,114
Verizon Communications Inc. 5.50% 2017	770	822
Verizon Communications Inc. 8.50% 20186	1,000	1,251
Verizon Communications Inc. 6.35% 2019	195	216
HBOS PLC 6.75% 20186	2,970	2,652
HBOS PLC 6.00% 20336	1,500	1,057
Lloyds Banking Group PLC 6.413% (undated)2,6	400	233
Comcast Corp. 6.30% 2017	670	735
Comcast Corp. 5.875% 2018	1,760	1,878
Comcast Corp. 6.45% 2037	250	266
Comcast Corp. 6.95% 2037	820	918
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	3,000	3,795
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	125	132
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	1,225	1,237
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20167	1,780	1,411
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	935	986
Anheuser-Busch InBev NV 7.75% 20196	2,820	3,343
Anheuser-Busch InBev NV 6.875% 20196	290	328
Progress Energy, Inc. 6.05% 2014	1,000	1,098
Progress Energy, Inc. 7.05% 2019	2,075	2,420
Telecom Italia Capital SA 4.95% 2014	1,650	1,709
Telecom Italia Capital SA 6.999% 2018	500	553
Telecom Italia Capital SA 7.20% 2036	770	873
Telecom Italia Capital SA 7.721% 2038	250	298
Norfolk Southern Corp. 5.75% 20166	985	1,078
Norfolk Southern Corp. 5.90% 2019	670	746
Norfolk Southern Corp. 7.05% 2037	1,205	1,525
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	500	520
Countrywide Financial Corp., Series B, 5.80% 2012	200	211
Bank of America Corp. 5.30% 2017	1,050	1,009
Bank of America Corp. 5.65% 2018	1,505	1,489
BankAmerica Capital II, Series 2, 8.00% 2026	50	49
Jackson National Life Global 5.375% 20136	3,100	3,147
Korea Development Bank 5.30% 2013	1,350	1,370
Korea Development Bank 8.00% 2014	1,550	1,764
Barclays Bank PLC 5.00% 2016	1,400	1,420
Barclays Bank PLC 6.05% 20176	1,690	1,703
American Tower Corp. 7.00% 2017	2,700	2,781
American Tower Corp. 7.25% 20196	225	232
United Mexican States Government Global 5.875% 2014	750	800
United Mexican States Government Global 5.95% 2019	1,660	1,751
Resona Bank, Ltd. 5.85% (undated)2,6	2,900	2,512
CVS Caremark Corp. 6.60% 2019	1,680	1,897
CVS Caremark Corp. 6.943% 20301	541	548
JPMorgan Chase Bank NA 6.00% 2017	1,250	1,317
JPMorgan Chase & Co. 6.30% 2019	1,010	1,105
Volvo Treasury AB 5.95% 20156	2,370	2,371
Edison Mission Energy 7.50% 2013	800	754
Edison Mission Energy 7.75% 2016	50	44
Midwest Generation, LLC, Series B, 8.56% 20161	79	80
Edison Mission Energy 7.00% 2017	350	294
Edison Mission Energy 7.20% 2019	1,325	1,080
Edison Mission Energy 7.625% 2027	125	90
Roche Holdings Inc. 4.50% 20126	125	132
Roche Holdings Inc. 6.00% 20196	1,280	1,425
Roche Holdings Inc. 7.00% 20396	630	785
Canadian National Railway Co. 4.95% 2014	2,005	2,165
Canadian National Railway Co. 5.55% 2018	125	137
Veolia Environnement 5.25% 2013	1,980	2,077
Veolia Environnement 6.00% 2018	200	216
Bausch & Lomb Inc. 9.875% 2015	2,175	2,289
Wells Fargo & Co. 5.625% 2017	2,175	2,288
British American Tobacco International Finance PLC 9.50% 20186	1,753	2,277
SBC Communications Inc. 5.10% 2014	100	108
SBC Communications Inc. 5.625% 2016	250	269
AT&T Inc. 5.50% 2018	500	523
AT&T Inc. 5.80% 2019	1,250	1,340
NTL Cable PLC 8.75% 2014	500	512
NTL Cable PLC 9.125% 2016	275	284
NTL Cable PLC 9.50% 2016	1,275	1,348
Intergen Power 9.00% 20176	2,050	2,122
Vodafone Group PLC 5.00% 2015	1,250	1,323
Vodafone Group PLC 5.625% 2017	750	796
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,020	1,101
Enbridge Energy Partners, LP 9.875% 2019	750	933
Freescale Semiconductor, Inc., Term Loan B, 2.011% 20131,2,8	1,022	821
Freescale Semiconductor, Inc. 8.875% 2014	925	712
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20141,8	350	353
Citigroup Inc. 6.125% 2017	750	746
Citigroup Inc. 8.125% 2039	1,000	1,123
HSBC Finance Corp. 0.759% 20142	250	230
HSBC Finance Corp. 0.791% 20162	1,800	1,604
DaimlerChrysler North America Holding Corp. 5.875% 2011	400	415
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	1,350	1,419
Deutsche Telekom International Finance BV 5.875% 2013	1,660	1,808
E.ON International Finance BV 5.80% 20186	1,490	1,606
E.ON International Finance BV 6.65% 20386	150	176
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,620	1,737
Ford Motor Credit Co. 7.375% 2009	25	25
Ford Motor Credit Co. 9.75% 20102	275	281
Ford Motor Credit Co. 7.375% 2011	275	274
Ford Motor Credit Co. 3.26% 20122	625	563
Ford Motor Credit Co. 8.70% 2014	250	245
Ford Motor Credit Co. 8.00% 2016	350	325
Goldman Sachs Group, Inc. 6.25% 2017	160	169
Goldman Sachs Group, Inc. 6.15% 2018	1,200	1,264
Goldman Sachs Group, Inc. 5.95% 2018	235	244
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.84% 20391,2	80	79
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411,2	1,165	1,137
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431,2	520	440
First Data Corp., Term Loan B2, 3.036% 20141,2,8	1,410	1,217
First Data Corp. 9.875% 2015	250	232
First Data Corp. 9.875% 2015	100	93
Royal Bank of Scotland Group PLC 4.875% 20146	1,240	1,260
Royal Bank of Scotland Group PLC 6.99% (undated)2,6	500	260
HVB Funding Trust I 8.741% 20316	1,450	1,247
HVB Funding Trust III 9.00% 20316	300	258
CCH II, LLC and CCH II Capital Corp. 10.25% 20109	700	791
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20126	650	665
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 20139	15	15
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20146	25	27
Enel Finance International 3.875% 20146	1,490	1,486
NXP BV and NXP Funding LLC 7.875% 2014	1,600	1,264
NXP BV and NXP Funding LLC 9.50% 2015	300	200
France Télécom 4.375% 2014	675	708
France Télécom 5.375% 2019	690	735
Constellation Brands, Inc. 7.25% 2017	1,435	1,435
National Rural Utilities Cooperative Finance Corp. 2.625% 2012	1,150	1,157
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	272
Time Warner Cable Inc. 7.50% 2014	200	230
Time Warner Cable Inc. 6.75% 2018	815	902
Time Warner Cable Inc. 8.25% 2019	240	291
Simon Property Group, LP 6.125% 2018	400	404
Simon Property Group, LP 10.35% 2019	750	935
Cricket Communications, Inc. 9.375% 2014	525	536
Cricket Communications, Inc. 7.75% 20166	750	765
Kroger Co. 7.50% 2014	1,000	1,153
Kroger Co. 6.40% 2017	130	144
Tenet Healthcare Corp. 7.375% 2013	165	164
Tenet Healthcare Corp. 9.25% 2015	145	152
Tenet Healthcare Corp. 8.875% 20196	925	980
Nextel Communications, Inc., Series E, 6.875% 2013	175	163
Nextel Communications, Inc., Series F, 5.95% 2014	1,000	890
Sprint Capital Corp. 8.75% 2032	250	237
Univision Communications Inc. 12.00% 20146	600	648
Univision Communications, Inc., First Lien Term Loan B, 2.533% 20141,2,8	70	59
Univision Communications Inc. 10.50% 20152,5,6	726	563
Crown Castle International Corp. 9.00% 2015	1,050	1,110
Crown Castle International Corp. 7.75% 20176	150	156
Qwest Capital Funding, Inc. 7.90% 2010	150	153
Qwest Capital Funding, Inc. 7.25% 2011	275	276
Qwest Communications International Inc. 7.25% 2011	475	484
Qwest Corp. 7.875% 2011	325	337
U S WEST Communications, Inc. 6.875% 2033	10	8
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.754% 20141,2,8	123	98
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	410	297
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	415	301
Texas Competitive Electric Holdings Co. LLC 11.25% 20162,5	792	551
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20146	1,240	1,242
Hospitality Properties Trust 7.875% 2014	90	90
Hospitality Properties Trust 6.30% 2016	90	81
Hospitality Properties Trust 5.625% 2017	200	170
Hospitality Properties Trust 6.70% 2018	1,000	889
Westfield Group 5.40% 20126	465	478
Westfield Group 7.50% 20146	175	189
Westfield Group 5.70% 20166	250	243
Westfield Group 7.125% 20186	305	318
Pfizer Inc. 4.45% 2012	250	266
Pfizer Inc. 6.20% 2019	840	949
HSBK (Europe) BV 7.75% 2013	485	456
HSBK (Europe) BV 7.25% 2017	915	755
Husky Energy Inc. 7.25% 2019	1,040	1,195
Union Pacific Corp. 5.70% 2018	400	432
Union Pacific Corp. 6.15% 2037	650	737
International Paper Co. 7.95% 2018	505	548
International Paper Co. 9.375% 2019	75	88
International Paper Co. 7.50% 2021	500	531
Dollar General Corp. 10.625% 2015	125	139
Dollar General Corp. 11.875% 20172,5	900	1,017
Burlington Northern Santa Fe Corp. 5.75% 2018	40	44
Burlington Northern Santa Fe Corp. 4.70% 2019	370	375
Burlington Northern Santa Fe Corp. 6.15% 2037	660	735
AES Corp. 7.75% 2015	375	379
AES Corp. 8.00% 2020	775	773
Federal Home Loan Bank 5.25% 2014	1,000	1,118
ProLogis 7.625% 2014	915	936
ProLogis 5.625% 2016	120	108
ProLogis 6.625% 2018	80	74
Mohegan Tribal Gaming Authority 8.00% 2012	300	256
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	840
Northrop Grumman Corp. 5.05% 2019	1,030	1,084
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	225	240
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	775	826
Shell International Finance B.V. 4.00% 2014	1,010	1,062
Abbott Laboratories 5.125% 2019	1,000	1,062
Stater Bros. Holdings Inc. 8.125% 2012	375	379
Stater Bros. Holdings Inc. 7.75% 2015	700	683
Local T.V. Finance LLC, Term Loan B, 2.25% 20131,2,8	1,290	1,017
Local T.V. Finance LLC 10.00% 20152,5,6	63	22
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	430	440
Elan Finance PLC and Elan Finance Corp. 4.44% 20112	70	69
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	100	101
Elan Finance PLC and Elan Finance Corp. 8.75% 20164,6	430	425
Ukraine Government 6.58% 2016	300	237
Ukraine Government 6.75% 2017	1,000	792
Michaels Stores, Inc. 10.00% 2014	1,035	1,025
Mandalay Resort Group 6.375% 2011	25	23
MGM MIRAGE 13.00% 20136	325	374
MGM MIRAGE 6.75% 2013	25	21
MGM MIRAGE 5.875% 2014	750	593
Petroplus Finance Ltd. 6.75% 20146	675	635
Petroplus Finance Ltd. 7.00% 20176	300	274
Petroplus Finance Ltd. 9.375% 20196	100	99
Sanmina-SCI Corp. 6.75% 2013	805	769
Sanmina-SCI Corp. 8.125% 2016	250	235
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20371,6	250	233
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20371,6	715	699
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20371,6	25	24
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20371,6	40	39
AMC Entertainment Inc. 8.00% 2014	25	24
AMC Entertainment Inc., Series B, 11.00% 2016	175	187
AMC Entertainment Inc. 8.75% 2019	750	778
Brazil (Federal Republic of) Global 5.625% 2041	1,000	975
CRH America, Inc. 6.00% 2016	175	180
CRH America, Inc. 8.125% 2018	700	788
B/E Aerospace 8.50% 2018	925	950
Iberdrola Finance Ireland 3.80% 20146	740	751
Scottish Power PLC 5.375% 2015	185	197
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20371	940	940
TransCanada PipeLines Ltd. 7.625% 2039	250	320
TransCanada PipeLines Ltd. 6.35% 20672	700	614
Allison Transmission Holdings, Inc. 12.00% 20152,5,6	50	47
Allison Transmission Holdings, Inc. 11.00% 20156	900	886
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20126	900	931
Albertson’s, Inc. 7.25% 2013	400	404
SUPERVALU INC. 8.00% 2016	325	338
Albertson’s, Inc. 8.00% 2031	200	181
Corporación Andina de Fomento 5.75% 2017	625	638
Corporación Andina de Fomento 8.125% 2019	240	280
Telefónica Emisiones, SAU 4.949% 2015	860	913
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20126	900	911
Cox Communications, Inc. 4.625% 2010	100	101
Cox Communications, Inc. 5.45% 2014	750	807
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	885	907
HCA Inc., Term Loan B, 2.533% 20131,2,8	86	82
HCA Inc. 9.25% 2016	510	528
HCA Inc. 8.50% 20196	75	79
HCA Inc. 7.875% 20206	215	216
Toys “R” Us, Inc. 7.625% 2011	685	678
Toys “R” Us, Inc. 7.375% 2018	250	219
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20121	9	9
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,8	752	560
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20241	382	327
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20331,4	885	891
Intelsat Jackson Holding Co., Series B, 8.875% 20156	300	307
Intelsat, Ltd. 8.875% 2015	125	128
Intelsat Jackson Holding Co. 9.50% 2016	425	448
Royal Caribbean Cruises Ltd. 11.875% 2015	775	876
CSC Holdings, Inc. 8.50% 20146	500	528
CSC Holdings, Inc. 8.625% 20196	325	346
SunGard Data Systems Inc. 9.125% 2013	858	871
CMC Energy Corp. 6.55% 2017	600	589
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	277
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20146	855	857
Delhaize Group 5.875% 2014	690	744
Delhaize Group 6.50% 2017	100	109
Centennial Communications Corp. 6.347% 20132	40	39
Centennial Communications Corp. 10.00% 2013	775	811
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20361	195	204
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20371	100	97
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.846% 20391,2	600	532
C10 Capital (SPV) Ltd. 6.722% (undated)2,6	1,050	831
CHS/Community Health Systems, Inc. 8.875% 2015	800	822
NRG Energy, Inc. 7.25% 2014	145	143
NRG Energy, Inc. 7.375% 2016	700	679
Warner Music Group 7.375% 2014	325	313
Warner Music Group 9.50% 20166	475	503
Brandywine Operating Partnership, LP 7.50% 2015	800	801
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	825	800
TransDigm Inc. 7.75% 2014	800	798
MetroPCS Wireless, Inc. 9.25% 2014	300	308
MetroPCS Wireless, Inc. 9.25% 2014	475	488
Coventry Health Care, Inc. 5.875% 2012	800	792
Boyd Gaming Corp. 7.75% 2012	260	261
Boyd Gaming Corp. 6.75% 2014	525	473
Boyd Gaming Corp. 7.125% 2016	50	44
Electricité de France SA 6.95% 20396	625	777
Smithfield Foods, Inc. 10.00% 20146	500	527
Smithfield Foods, Inc. 7.75% 2017	300	248
ARAMARK Corp., Term Loan B, 2.158% 20141,2,8	1	1
ARAMARK Corp., Letter of Credit, 4.721% 20141,2,8	—	—
ARAMARK Corp. 8.50% 2015	755	765
BAE Systems Holdings Inc. 6.375% 20196	690	763
South Korean Government 5.75% 2014	700	756
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431,2	805	755
Duane Reade Inc. 11.75% 20156	710	749
Neiman Marcus Group, Inc. 9.75% 20152,5	868	746
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20161	750	729
Chevron Corp. 4.95% 2019	680	727
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 20111	271	274
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 20121	444	448
Staples, Inc. 9.75% 2014	600	721
Devon Energy Corp. 6.30% 2019	650	718
Quebecor Media Inc. 7.75% 2016	625	622
Quebecor Media Inc. 7.75% 2016	95	95
VWR Funding, Inc. 11.25% 20152,5	775	711
DISH DBS Corp. 7.875% 20196	700	711
CSN Islands XI Corp. 6.875% 20196	700	710
News America Inc. 6.90% 2019	625	699
Tyson Foods, Inc. 10.50% 2014	575	654
Tyson Foods, Inc. 7.85% 20162	40	41
Altria Group, Inc. 9.25% 2019	550	673
AOL Time Warner Inc. 7.625% 2031	145	163
Time Warner Inc. 6.50% 2036	490	503
Teck Resources Ltd. 9.75% 2014	600	663
Thomson Learning 10.50% 20156	685	651
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	625	650
Host Marriott, LP, Series K, 7.125% 2013	300	298
Host Hotels & Resorts LP 9.00% 20176	325	346
Merck & Co., Inc. 5.00% 2019	600	641
TRW Automotive Inc. 7.00% 20146	700	640
Biogen Idec Inc. 6.00% 2013	600	638
Developers Diversified Realty Corp. 5.50% 2015	735	637
RailAmerica Inc. 9.25% 20176	600	632
Ashtead Group PLC 8.625% 20156	400	386
Ashtead Capital, Inc. 9.00% 20166	250	241
Hawker Beechcraft Acquisition Co., LLC 9.625% 20152,5	340	219
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	375
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	25	15
Rockwood Specialties Group, Inc. 7.50% 2014	610	610
Esterline Technologies Corp. 6.625% 2017	625	603
Digicel Group Ltd. 12.00% 20146	100	113
Digicel Group Ltd. 12.00% 2014	100	113
Digicel Group Ltd. 8.875% 20156	400	374
Gaz Capital SA 6.51% 20226	400	368
Gaz Capital SA, Series 9, 6.51% 2022	250	230
Wind Acquisition SA 11.75% 20176	525	595
Seneca Gaming Corp. 7.25% 2012	75	70
Seneca Gaming Corp., Series B, 7.25% 2012	550	512
Dow Chemical Co. 8.55% 2019	510	574
Boston Scientific Corp. 5.45% 2014	210	212
Boston Scientific Corp. 5.125% 2017	60	57
Boston Scientific Corp. 7.00% 2035	330	304
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 20361	552	571
Goodyear Tire & Rubber Co. 8.625% 2011	23	24
Goodyear Tire & Rubber Co. 10.50% 2016	500	545
Hanesbrands Inc., Series B, 4.593% 20142	640	565
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20146	560	565
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.916% (undated)1,2	600	564
Realogy Corp., Term Loan B, 3.254% 20131,2,8	19	16
Realogy Corp., Letter of Credit, 3.281% 20131,2,8	5	4
Realogy Corp. 11.75% 20142,5	28	19
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,8	500	524
Valeant Pharmaceuticals 8.375% 20166	550	561
Georgia-Pacific LLC 7.00% 20156	375	371
Georgia-Pacific LLC 8.25% 20166	175	182
Hewlett-Packard Co. 5.50% 2018	500	547
StatoilHydro ASA 5.25% 2019	500	542
Wendy’s/Arby’s Group Inc. 10.00% 20166	500	534
Graphic Packaging International, Inc. 9.50% 20176	500	534
Turkey (Republic of) 6.75% 2018	500	529
UPC Holding BV 9.875% 20186	500	528
PTS Acquisition Corp. 10.25% 20152,5	595	521
Kansas City Southern Railway Co. 13.00% 2013	450	520
CIT Group Inc., Term Loan, 13.00% 20121,2,8	500	517
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	500	515
Israeli Government 5.125% 2019	500	515
Owens-Brockway Glass Container Inc. 7.375% 2016	500	510
Express Scripts Inc. 5.25% 2012	480	510
American Express Co. 8.15% 2038	400	490
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.515% 20441,2	500	476
Target Corp. 7.00% 2038	400	470
Cinemark USA, Inc. 8.625% 20196	450	467
Surgical Care Affiliates, Inc. 9.625% 20152,5,6	314	244
Surgical Care Affiliates, Inc. 10.00% 20176	275	221
Ingles Markets, Inc. 8.875% 2017	450	464
Lafarge 6.15% 2011	390	406
Lafarge 6.50% 2016	50	50
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 20371,2	200	202
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 20421	132	132
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 20451,2	125	119
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	425	442
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	212
Kimco Realty Corp., Series C, 4.904% 2015	235	228
BHP Billiton Finance (USA) Ltd. 5.50% 2014	395	437
US Investigations Services, Inc. 10.50% 20156	200	170
US Investigations Services, Inc., Term Loan B, 3.292% 20151,2,8	246	230
US Investigations Services, Inc. 11.75% 20166	45	35
ACE INA Holdings Inc. 5.80% 2018	400	433
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 20231	400	430
Rouse Co. 5.375% 20139	500	429
Schering-Plough Corp. 6.00% 2017	380	425
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 20121,2,6	420	424
Standard Chartered Bank 6.40% 20176	400	417
AstraZeneca PLC 5.40% 2012	380	417
Concho Resources Inc. 8.625% 2017	400	412
SBA Telecommunications, Inc. 8.00% 20166	400	411
Atlas Copco AB 5.60% 20176	400	410
State of California, Various Purpose General Obligation Bonds 7.50% 2034	350	392
Northwest Airlines, Inc., Term Loan B, 3.79% 20131,2,8	7	6
Delta Air Lines, Inc. 9.50% 20146	375	377
Northwest Airlines, Inc., Term Loan A, 2.04% 20181,2,8	9	7
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 20121	385	389
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.596% 20371,2	807	365
Sunoco, Inc. 5.75% 2017	350	349
American Media Operation 9.00% 20135,6	47	29
American Media Operation 14.00% 20132,5,6	493	311
Lehman Brothers Holdings Inc., Series I, 6.875% 20189	1,830	334
TEPPCO Partners LP 7.00% 20672	385	330
Georgia Gulf Corp., Term Loan B, 10.00% 20131,2,8	334	330
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	45	43
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	58	52
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	69	66
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	167	159
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 20121	306	310
Cott Beverages Inc. 8.00% 2011	300	300
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 20331	129	131
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20381	150	147
Thomson Reuters Corp. 5.95% 2013	250	275
National Grid PLC 6.30% 2016	250	274
Rio Tinto Finance (USA) Ltd. 8.95% 2014	230	272
Fox Acquisition LLC, Term Loan B, 7.25% 20151,2,8	139	122
Fox Acquisition LLC 13.375% 20166	215	138
Nalco Co. 7.75% 2011	22	22
Nalco Co. 8.875% 2013	25	26
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	25	26
Nalco Co. 8.25% 20176	175	185
Holcim Ltd. 6.875% 20396	250	258
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20141,6	250	256
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20141	244	241
Continental Resources 8.25% 20196	225	232
Chubb Corp. 6.375% 20672	245	224
Lazard Group LLC 6.85% 2017	225	222
CEVA Group PLC 11.625% 20166	225	219
Newpage Corp. 11.375% 20146	210	207
SLM Corp., Series A, 0.734% 20112	240	201
Williams Companies, Inc. 7.875% 2021	150	163
Unum Group 7.125% 2016	160	162
General Electric Co. 5.00% 2013	150	158
Kinder Morgan Energy Partners LP 6.00% 2017	140	147
ZFS Finance (USA) Trust V 6.50% 20672,6	176	146
Charles Schwab Corp., Series A, 6.375% 2017	125	140
Alabama Power Co., Series 2008-B, 5.80% 2013	125	138
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	125	127
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.774% 20371,2	195	127
Liberty Mutual Group Inc. 6.50% 20356	30	24
Liberty Mutual Group Inc. 7.50% 20366	120	102
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20371,2	250	125
Burlington Coat Factory Warehouse Corp. 11.125% 2014	125	123
Allstate Corp., Series B, 6.125% 20672	150	123
Fifth Third Bancorp 8.25% 2038	130	121
Serena Software, Inc. 10.375% 2016	125	119
Development Bank of Singapore Ltd. 7.125% 20116	100	107
Canadian Natural Resources Ltd. 5.70% 2017	100	106
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 20151	100	106
Santander Issuances, SA Unipersonal 6.50% 20192,6	100	104
HealthSouth Corp. 10.75% 2016	75	82
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20131	75	75
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20361,2	260	41
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20371,2	338	31
DAE Aviation Holdings, Inc. 11.25% 20156	90	71
Radio One, Inc. 6.375% 2013	175	62
Windstream Corp. 8.625% 2016	50	51
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 20361,6	35	35
Cooper-Standard Automotive Inc. 7.00% 20129	25	13
Cooper-Standard Automotive Inc. 8.375% 20149	125	19
Argentina (Republic of) GDP-Linked 2035	435	29
Team Finance LLC and Health Finance Corp. 11.25% 2013	25	26
Federated Department Stores, Inc. 6.90% 2029	20	16
Northern Rock PLC 6.594% (undated)2,6	100	10
Hawaiian Telcom Communications, Inc. 9.75% 20139	25	—
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,2,5,8	14	9
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 20371	1	1
Atrium Companies, Inc. 15.00% 20125,6	12	—
Young Broadcasting Inc. 10.00% 20119	150	—
		503,872

Total bonds, notes & other debt instruments (cost: $1,074,534,000)		1,142,287

Preferred stocks — 0.53%	Shares

EUROS — 0.27%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative2	3,000,000	2,371
HVB Funding Trust VIII 7.055%2	750,000	884
		3,255

U.S. DOLLARS — 0.21%
Barclays Bank PLC 7.434%2,6	800,000	712
Wells Fargo & Co. 7.98%2	750,000	686
JPMorgan Chase & Co., Series I, 7.90%2	450,000	434
Resona Preferred Global Securities (Cayman) Ltd. 7.191%2,6	303,000	252
Banco Bilbao Vizcaya Argentaria, SA, 5.919%2	270,000	203
AXA SA, Series B, 6.379%2,6	230,000	186
		2,473

BRITISH POUNDS — 0.05%
Barclays Bank PLC 14.00%2	250,000	520
SMFG Preferred Capital GBP 1 Ltd. 6.164%2	100,000	130
		650

Total preferred stocks (cost: $6,723,000)		6,378

Common stocks — 0.00%

U.S. DOLLARS — 0.00%
American Media Operations, Inc.4,6,10	9,043	—

Total common stocks (cost: $0)		—

Rights & warrants — 0.00%

U.S. DOLLARS — 0.00%
Atrium Corp., warrants, expire 20184,6,10	5	—

Total rights & warrants (cost: $0)		—

	Principal amount
Short-term securities — 4.00%	(000)

BNZ International Funding Ltd. 0.23% due 10/28/20096	US$9,900	9,898
JPMorgan Chase & Co. 0.05% due 10/1/2009	8,000	8,000
Freddie Mac 0.19% due 11/16/2009	7,200	7,199
BNP Paribas Finance Inc. 0.18% due 10/29/2009	7,100	7,099
Procter & Gamble International Funding S.C.A. 0.22% due 11/2/20096	6,000	5,998
International Bank for Reconstruction and Development 0.18% due 11/17/2009	4,450	4,450
Federal Home Loan Bank 0.15% due 11/3/2009	4,300	4,299
GlaxoSmithKline Finance PLC 0.15% due 10/1/20096	900	900

Total short-term securities (cost: $47,843,000)		47,843

Total investment securities (cost: $1,129,100,000)		1,196,508
Other assets less liabilities		(1,334)

Net assets		US$1,195,174

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Index-linked bond whose principal amount moves with a government retail price index.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $16,994,000, which represented 1.42% of the net assets of the fund.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

6Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $92,725,000, which represented 7.76% of the net assets of the fund.

7Step bond; coupon rate will increase at a later date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $5,973,000, which represented .50% of the net assets of the fund.

9Scheduled interest and/or principal payment was not received.
10Security did not produce income during the last 12 months.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Euros	$—	$348,432	$—	$348,432
Japanese yen	—	82,501	—	82,501
Danish kroner	—	29,428	—	29,428
South Korean won	—	27,066	—	27,066
Australian dollars	—	26,650	—	26,650
Polish zloty	—	25,477	—	25,477
Mexican pesos	—	22,931	—	22,931
British pounds	—	21,087	—	21,087
Malaysian ringgits	—	15,375	—	15,375
U.S. dollars	—	502,981	891	503,872
Other currencies	—	39,468	—	39,468
Preferred stocks	—	6,378	—	6,378
Short-term securities	—	47,843	—	47,843
Total	$—	$1,195,617	$891	$1,196,508

	Level 1	Level 2	Level 3	Total
Forward currency contracts*	$—	$382	$—	$382

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning	Net	Net	Net	Net transfers	Ending
	value	purchases	realized	unrealized	out of	value
	at 1/1/2009	and sales	loss	appreciation	Level 3	at 9/30/2009
Investment securities	$2,337	$(565)	$(97)	$175	$(959)	$891

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2009 (dollars in thousands):						$76

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$75,637
Gross unrealized depreciation on investment securities	(9,567)
Net unrealized appreciation on investment securities	66,070
Cost of investment securities for federal income tax purposes	1,130,438

High-Income Bond Fund
Investment portfolio

September 30, 2009
  unaudited

Bonds, notes & other debt instruments — 85.77%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 20.47%
Univision Communications, Inc., First Lien Term Loan B, 2.533% 20141,2,3	$19,345	$16,424
Univision Communications Inc. 12.00% 20144	1,300	1,404
Univision Communications Inc. 10.50% 20151,4,5	16,769	12,996
NTL Cable PLC 8.75% 2014	6,665	6,832
NTL Cable PLC 8.75% 2014	€500	758
NTL Cable PLC 9.75% 2014	£300	504
NTL Cable PLC 9.125% 2016	$9,175	9,473
NTL Cable PLC 9.50% 2016	10,100	10,681
CCH II, LLC and CCH II Capital Corp. 10.25% 20106	1,167	1,319
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20124	2,875	2,940
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 20136	7,158	7,301
Charter Communications Operating, LLC, Term Loan B, 6.25% 20141,2,3	5,600	5,294
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20144	4,800	4,920
Charter Communications Operating, LLC, Term Loan B, 9.25% 20141,2,3	2,709	2,746
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	3,050	3,317
CCH I, LLC and CCH I Capital Corp. 11.00% 20156	250	48
MGM MIRAGE 6.75% 2012	1,050	885
MGM MIRAGE 6.75% 2013	3,130	2,633
MGM MIRAGE 13.00% 20134	3,075	3,536
MGM MIRAGE 5.875% 2014	2,250	1,778
MGM MIRAGE 10.375% 20144	1,550	1,662
MGM MIRAGE 6.625% 2015	1,550	1,205
MGM MIRAGE 11.125% 20174	2,400	2,634
Allison Transmission Holdings, Inc., Term Loan B, 3.00% 20141,2,3	3,500	3,067
Allison Transmission Holdings, Inc. 11.00% 20154	1,000	985
Allison Transmission Holdings, Inc. 12.00% 20151,4,5	8,435	7,887
Michaels Stores, Inc., Term Loan B, 2.563% 20131,2,3	1,700	1,520
Michaels Stores, Inc. 10.00% 2014	9,400	9,306
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	6,425	6,521
Mediacom LLC and Mediacom Capital Corp. 9.125% 20194	4,000	4,130
AMC Entertainment Inc. 8.00% 2014	500	485
AMC Entertainment Inc., Series B, 11.00% 2016	1,750	1,873
AMC Entertainment Inc. 8.75% 2019	7,900	8,196
TL Acquisitions, Inc., Term Loan B, 2.75% 20141,2,3	3,311	2,977
Thomson Learning 10.50% 20154	7,750	7,363
Royal Caribbean Cruises Ltd. 8.00% 2010	875	895
Royal Caribbean Cruises Ltd. 8.75% 2011	275	283
Royal Caribbean Cruises Ltd. 6.875% 2013	1,500	1,406
Royal Caribbean Cruises Ltd. 11.875% 2015	6,550	7,401
Toys “R” Us, Inc. 7.625% 2011	8,490	8,405
Toys “R” Us-Delaware, Inc., Term Loan B, 4.496% 20121,2,3	1,244	1,199
Quebecor Media Inc. 7.75% 2016	6,740	6,706
Quebecor Media Inc. 7.75% 2016	2,850	2,836
CSC Holdings, Inc., Series B, 6.75% 2012	500	517
Cablevision Systems Corp., Series B, 8.00% 2012	500	524
CSC Holdings, Inc. 8.50% 20144	2,850	3,007
CSC Holdings, Inc. 8.50% 20154	3,000	3,165
CSC Holdings, Inc. 8.625% 20194	2,175	2,316
Macy’s Retail Holdings, Inc. 8.875% 20151	550	577
Federated Retail Holdings, Inc. 5.90% 2016	6,000	5,527
Federated Retail Holdings, Inc. 6.375% 2037	4,000	3,171
Cinemark USA, Inc., Term Loan B, 2.06% 20131,2,3	412	399
Cinemark USA, Inc. 8.625% 20194	8,400	8,725
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	8,225	7,978
J.C. Penney Co., Inc. 8.00% 2010	2,000	2,047
J.C. Penney Co., Inc. 9.00% 2012	495	541
J.C. Penney Co., Inc. 6.875% 2015	1,464	1,457
J.C. Penney Corp., Inc. 5.75% 2018	1,000	935
J.C. Penney Co., Inc. 7.125% 2023	2,300	2,127
Boyd Gaming Corp. 7.75% 2012	1,300	1,303
Boyd Gaming Corp. 6.75% 2014	1,550	1,395
Boyd Gaming Corp. 7.125% 2016	4,225	3,739
Regal Cinemas Corp., Series B, 9.375% 2012	1,000	1,017
Regal Cinemas Corp. 8.625% 20194	4,625	4,810
Mohegan Tribal Gaming Authority 8.00% 2012	1,675	1,428
Mohegan Tribal Gaming Authority 6.125% 2013	250	208
Mohegan Tribal Gaming Authority 7.125% 2014	4,125	2,949
UPC Holding BV 9.875% 20184	4,200	4,431
Dollar General Corp. 10.625% 2015	1,650	1,831
Dollar General Corp. 11.875% 20171,5	2,275	2,571
Bon-Ton Department Stores, Inc. 10.25% 2014	5,650	4,153
Warner Music Group 7.375% 2014	1,875	1,805
Warner Music Group 9.50% 20164	1,850	1,961
Local T.V. Finance LLC, Term Loan B, 2.25% 20131,2,3	2,531	1,995
Local T.V. Finance LLC 10.00% 20151,4,5	4,709	1,625
Edcon (Proprietary) Ltd. 4.023% 20141	€2,500	2,672
Edcon (Proprietary) Ltd. 4.023% 20141	835	892
Kabel Deutschland GmbH 10.625% 2014	$3,350	3,543
CBS Corp. 8.875% 2019	2,950	3,259
Gray Television Inc., Series D, 17.00% (undated)7,8	5,500	3,224
American Media Operation 9.00% 20134,5	246	152
American Media Operation 14.00% 20131,4,5	4,610	2,905
Neiman Marcus Group, Inc. 9.75% 20151,5	3,248	2,793
Neiman Marcus Group, Inc. 10.375% 2015	300	258
Meritage Corp. 7.00% 2014	1,400	1,319
Meritage Homes Corp. 6.25% 2015	550	514
Meritage Corp. 7.731% 20174	1,500	1,177
Sealy Mattress Co. 8.25% 2014	2,000	1,860
Sealy Mattress Co. 10.875% 20164	750	831
LBI Media, Inc. 8.50% 20174	4,210	2,652
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,675	2,628
Beazer Homes USA, Inc. 8.125% 2016	3,385	2,590
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 20128	2,750	2,567
Tenneco Automotive Inc. 8.625% 2014	850	801
Tenneco Inc. 8.125% 2015	1,750	1,706
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	2,497
Gaylord Entertainment Co. 8.00% 2013	1,475	1,519
Gaylord Entertainment Co. 6.75% 2014	900	837
Hanesbrands Inc., Series B, 4.593% 20141	2,470	2,180
Goodyear Tire & Rubber Co. 5.01% 20091	675	675
Goodyear Tire & Rubber Co. 9.00% 2015	1,200	1,251
KB Home 6.25% 2015	1,810	1,738
Burlington Coat Factory Warehouse Corp. 11.125% 2014	1,700	1,674
DISH DBS Corp. 7.875% 20194	1,500	1,523
Vidéotron Ltée 6.875% 2014	1,120	1,114
Vidéotron Ltée 6.375% 2015	380	365
Fox Acquisition LLC, Term Loan B, 7.25% 20151,2,3	460	401
Fox Acquisition LLC 13.375% 20164	1,610	1,030
FCE Bank PLC 7.125% 2013	€1,000	1,361
TRW Automotive Inc. 7.00% 20144	$1,000	915
TRW Automotive Inc. 7.25% 20174	500	443
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,300	1,352
Wendy’s/Arby’s Group Inc. 10.00% 20164	1,200	1,281
Seneca Gaming Corp., Series B, 7.25% 2012	1,250	1,163
Standard Pacific Corp. 7.00% 2015	1,215	1,069
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,021	1,052
Time Warner Cable Inc. 7.50% 2014	790	907
Liberty Media Corp. 8.25% 2030	1,050	872
Radio One, Inc. 6.375% 2013	1,225	432
Visteon Corp. 8.25% 20106	377	94
Visteon Corp. 12.25% 20164,6	973	253
Cooper-Standard Automotive Inc. 7.00% 20126	250	131
Cooper-Standard Automotive Inc. 8.375% 20146	1,275	198
Delphi Automotive Systems Corp. 6.55% 20066	100	1
Delphi Automotive Systems Corp. 7.125% 20296	750	9
Young Broadcasting Inc. 10.00% 20116	7,467	9
KAC Acquisition Corp. 8.00% 20264,5,8	98	—
		331,654

FINANCIALS — 10.75%
CIT Group Inc. 4.125% 2009	2,500	2,017
CIT Group Inc. 7.625% 2012	3,600	2,346
CIT Group Inc., Term Loan, 13.00% 20121,2,3	14,000	14,485
Ford Motor Credit Co. 7.375% 2009	475	475
Ford Motor Credit Co. 8.625% 2010	215	218
Ford Motor Credit Co. 9.75% 20101	750	767
Ford Motor Credit Co. 5.549% 20111	700	669
Ford Motor Credit Co. 7.375% 2011	975	970
Ford Motor Credit Co. 9.875% 2011	3,875	3,932
Ford Motor Credit Co. 3.26% 20121	7,170	6,462
Ford Motor Credit Co. 7.50% 2012	2,000	1,922
Ford Motor Credit Co. 8.70% 2014	250	245
Ford Motor Credit Co. 8.00% 2016	1,800	1,672
Realogy Corp., Term Loan B, 3.254% 20131,2,3	5,147	4,365
Realogy Corp., Term Loan DD, 3.254% 20131,2,3	1,000	848
Realogy Corp., Letter of Credit, 3.281% 20131,2,3	1,253	1,063
Realogy Corp. 10.50% 2014	4,750	3,467
Realogy Corp. 11.75% 20141,5	1,233	820
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	5,050	5,289
Developers Diversified Realty Corp. 5.375% 2012	1,750	1,642
Developers Diversified Realty Corp. 5.50% 2015	1,390	1,205
Developers Diversified Realty Corp. 9.625% 2016	8,325	8,361
Residential Capital Corp. 8.375% 2010	4,500	3,375
General Motors Acceptance Corp. 7.25% 20114	1,549	1,506
General Motors Acceptance Corp. 6.625% 20124	316	294
General Motors Acceptance Corp. 6.875% 20124	189	176
General Motors Acceptance Corp. 7.00% 20124	2,038	1,916
General Motors Acceptance Corp. 7.50% 20134	477	422
General Motors Acceptance Corp. 2.561% 20141,4	1,013	786
General Motors Acceptance Corp. 6.75% 20144	153	132
General Motors Acceptance Corp. 8.00% 20184	469	359
Hospitality Properties Trust 7.875% 2014	3,900	3,911
Hospitality Properties Trust 5.125% 2015	155	136
Hospitality Properties Trust 6.30% 2016	600	537
Hospitality Properties Trust 5.625% 2017	3,245	2,755
Hospitality Properties Trust 6.70% 2018	1,650	1,466
National City Preferred Capital Trust I 12.00% (undated)1	7,710	8,712
Countrywide Financial Corp., Series A, 4.50% 2010	255	258
Countrywide Financial Corp., Series B, 5.80% 2012	245	259
Bank of America Corp., Series L, 7.375% 2014	1,500	1,671
Bank of America Corp. 5.30% 2017	1,000	961
Bank of America Corp. 5.75% 2017	1,500	1,500
Bank of America Corp. 6.10% 2017	875	881
Fleet Capital Trust II 7.92% 2026	1,300	1,267
BankAmerica Capital II, Series 2, 8.00% 2026	265	260
Host Marriott, LP, Series M, 7.00% 2012	1,025	1,039
Host Marriott, LP, Series K, 7.125% 2013	300	298
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	1,200	1,146
Host Hotels & Resorts LP 9.00% 20174	4,050	4,313
SLM Corp., Series A, 4.50% 2010	1,000	972
SLM Corp., Series A, 0.499% 20111	241	217
SLM Corp., Series A, 0.804% 20141	1,200	758
SLM Corp., Series A, 8.45% 2018	5,500	4,392
Capital One Financial Corp. 6.15% 2016	750	737
Capital One Capital III 7.686% 20361	2,000	1,700
Capital One Capital IV 6.745% 20371	1,400	1,085
Capital One Capital V 10.25% 2039	1,750	1,939
Liberty Mutual Group Inc. 5.75% 20144	465	438
Liberty Mutual Group Inc. 6.50% 20354	1,959	1,587
Liberty Mutual Group Inc., Series A, 7.80% 20871,4	545	422
Liberty Mutual Group Inc., Series C, 10.75% 20881,4	2,955	2,852
UnumProvident Finance Co. PLC 6.85% 20154	800	801
Unum Group 7.125% 2016	3,475	3,521
Rouse Co. 3.625% 20096	615	527
Rouse Co. 7.20% 20126	1,495	1,308
Rouse Co. 5.375% 20136	1,250	1,072
Rouse Co. 6.75% 20134,6	1,575	1,364
Zions Bancorporation 5.65% 2014	370	292
Zions Bancorporation 7.75% 2014	875	784
Zions Bancorporation 6.00% 2015	3,910	3,091
Citigroup Inc. 6.125% 2017	1,575	1,566
Citigroup Inc. 6.125% 2018	1,725	1,701
Citigroup Capital XXI 8.30% 20771	1,000	899
MetLife Capital Trust X 9.25% 20681,4	3,000	3,128
MetLife Inc. 10.75% 20691	500	604
Simon Property Group, LP 6.75% 2014	1,690	1,814
Simon Property Group, LP 10.35% 2019	1,500	1,870
Nationwide Mutual Insurance Co. 9.375% 20394	3,000	3,205
HBOS PLC 6.75% 20184	3,440	3,072
Royal Bank of Scotland Group PLC 5.00% 2014	1,960	1,775
Royal Bank of Scotland Group PLC 5.05% 2015	540	485
Royal Bank of Scotland Group PLC 6.99% (undated)1,4	750	390
ProLogis 5.625% 2016	930	836
ProLogis 6.625% 2018	1,570	1,452
HSBC Finance Corp. 5.00% 2015	2,265	2,276
International Lease Finance Corp. 4.75% 2012	1,500	1,273
International Lease Finance Corp., Series R, 5.65% 2014	1,300	999
Westfield Group 5.40% 20124	25	26
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	245	239
Westfield Group 5.70% 20164	30	29
Westfield Group 7.125% 20184	1,700	1,775
Lazard Group LLC 7.125% 2015	1,165	1,178
Lazard Group LLC 6.85% 2017	750	740
Korea Development Bank 8.00% 2014	1,500	1,707
Catlin Insurance Ltd. 7.249% (undated)1,4	2,500	1,687
JPMorgan Chase & Co. 6.30% 2019	1,500	1,641
SunTrust Banks, Inc. 5.25% 2012	1,050	1,084
SunTrust Banks, Inc. 6.00% 2017	525	516
Brandywine Operating Partnership, LP 7.50% 2015	1,200	1,202
Schwab Capital Trust I 7.50% 20371	895	813
Northern Rock PLC 5.60% (undated)1,4	1,105	105
Northern Rock PLC 6.594% (undated)1,4	3,835	364
HSBK (Europe) BV 7.75% 20134	270	254
Downey Financial Corp. 6.50% 20146	1,130	90
		174,230

TELECOMMUNICATION SERVICES — 10.67%
American Tower Corp. 7.125% 2012	4,140	4,223
American Tower Corp. 7.00% 2017	10,850	11,176
American Tower Corp. 7.25% 20194	8,575	8,854
Qwest Capital Funding, Inc. 7.90% 2010	2,360	2,401
Qwest Capital Funding, Inc. 7.25% 2011	13,100	13,166
Qwest Communications International Inc. 7.25% 2011	600	611
Qwest Corp. 7.875% 2011	1,475	1,528
Qwest Communications International Inc., Series B, 7.50% 2014	2,500	2,481
Qwest Communications International Inc. 8.00% 20154	2,250	2,258
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	912
Cricket Communications, Inc. 9.375% 2014	8,805	8,981
Cricket Communications, Inc. 7.75% 20164	11,850	12,087
Sprint Capital Corp. 8.375% 2012	2,250	2,334
Nextel Communications, Inc., Series E, 6.875% 2013	2,205	2,056
Nextel Communications, Inc., Series F, 5.95% 2014	8,770	7,805
Nextel Communications, Inc., Series D, 7.375% 2015	7,430	6,706
MetroPCS Wireless, Inc. 9.25% 2014	11,050	11,354
MetroPCS Wireless, Inc. 9.25% 2014	4,050	4,161
Centennial Communications Corp. 6.347% 20131	2,950	2,891
Centennial Communications Corp. 10.00% 2013	3,750	3,923
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,754
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 20141	3,450	3,519
Windstream Corp. 8.125% 2013	2,075	2,142
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,775	1,821
Windstream Corp. 8.625% 2016	4,875	5,009
Windstream Corp. 7.00% 2019	2,650	2,491
Crown Castle International Corp. 9.00% 2015	6,025	6,371
Crown Castle International Corp. 7.75% 20174	4,175	4,342
Wind Acquisition SA 11.75% 20174	8,600	9,740
Digicel Group Ltd. 12.00% 20144	4,650	5,231
Digicel Group Ltd. 8.875% 20154	2,250	2,104
Intelsat, Ltd. 0%/9.50% 20159	1,000	1,003
Intelsat Jackson Holding Co., Series B, 8.875% 20154	1,875	1,917
Intelsat, Ltd. 8.875% 2015	325	332
Intelsat Jackson Holding Co. 9.50% 2016	2,000	2,110
Telecom Italia Capital SA 7.175% 2019	3,000	3,354
Rogers Wireless Inc. 7.25% 2012	600	679
Rogers Wireless Inc. 7.50% 2015	1,100	1,270
SBA Telecommunications, Inc. 8.00% 20164	1,825	1,875
AT&T Inc. 6.70% 2013	1,500	1,701
Hawaiian Telcom Communications, Inc. 9.75% 20136	3,135	47
Hawaiian Telcom Communications, Inc. 8.765% 20131,6	1,725	13
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,2,3,5	2,271	1,422
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20156	425	1
Orascom Telecom 7.875% 20144	1,500	1,440
Cincinnati Bell Inc. 7.25% 2013	1,200	1,224
Nordic Telephone Co. Holding ApS 8.875% 20164	95	99
		172,919

INDUSTRIALS — 10.36%
Nielsen Finance LLC, Term Loan B, 2.249% 20131,2,3	2,656	2,511
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	11,025	11,135
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	4,225	4,479
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20169	17,690	14,019
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	6,155	6,494
Delta Air Lines, Inc., First Lien Term Loan A, 2.249% 20121,2,3	1,960	1,801
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20122	2,500	2,481
Northwest Airlines, Inc., Term Loan B, 3.79% 20131,2,3	1,746	1,475
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20132	1,000	977
Delta Air Lines, Inc., Second Lien Term Loan B, 3.499% 20141,2,3	2,933	2,465
Northwest Airlines, Inc., Term Loan A, 2.04% 20181,2,3	3,247	2,516
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.283% 20141,2,3	6,321	4,867
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.283% 20141,2,3	315	242
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	725	518
Hawker Beechcraft Acquisition Co., LLC 9.625% 20151,5	8,110	5,231
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	250	154
TransDigm Inc. 7.75% 2014	5,560	5,546
TransDigm Inc. 7.75% 20144	4,100	3,982
ARAMARK Corp., Term Loan B, 2.158% 20141,2,3	624	583
ARAMARK Corp., Letter of Credit, 4.721% 20141,2,3	41	38
ARAMARK Corp. 3.983% 20151	600	524
ARAMARK Corp. 8.50% 2015	8,000	8,110
Continental Airlines, Inc. 8.75% 2011	1,250	1,122
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	317	279
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	632	593
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	1,327	1,208
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	568	548
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	2,417	1,897
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	1,581	1,478
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	918	876
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	816	726
RailAmerica Inc. 9.25% 20174	8,075	8,499
American Airlines, Inc., Series 1999-1, Class B, 7.324% 20112	1,855	1,854
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20122	2,000	1,890
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	1,440	1,439
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	2,912	2,155
AMR Corp. 10.00% 20218	1,000	730
Allied Waste North America, Inc., Series B, 6.125% 2014	1,250	1,282
Allied Waste North America, Inc., Series B, 7.375% 2014	2,600	2,708
Allied Waste North America, Inc. 7.25% 2015	100	104
Allied Waste North America, Inc. 6.875% 2017	3,700	3,914
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	7,491	7,678
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.24% 20141,2,3	863	775
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.24% 20141,2,3	845	758
DAE Aviation Holdings, Inc. 11.25% 20154	6,845	5,373
Ashtead Group PLC 8.625% 20154	2,050	1,978
Ashtead Capital, Inc. 9.00% 20164	4,400	4,246
US Investigations Services, Inc., Term Loan B, 3.292% 20151,2,3	1,471	1,380
US Investigations Services, Inc. 10.50% 20154	2,925	2,486
US Investigations Services, Inc. 11.75% 20164	2,500	1,938
B/E Aerospace 8.50% 2018	4,830	4,963
Nortek, Inc. 10.00% 2013	3,850	3,946
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20122	513	517
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,3	3,626	2,701
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	437	310
Kansas City Southern Railway Co. 13.00% 2013	2,450	2,830
Kansas City Southern Railway Co. 8.00% 2015	175	179
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,575	2,511
RBS Global, Inc. and Rexnord LLC 8.875% 2016	500	409
CEVA Group PLC, Bridge Loan, 7.499% 20151,2,3,8	2,355	1,578
CEVA Group PLC 11.625% 20164	375	364
Alion Science and Technology Corp. 10.25% 2015	2,500	1,887
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,763
Iron Mountain Inc. 7.75% 2015	1,325	1,342
FTI Consulting, Inc. 7.625% 2013	1,225	1,228
Atrium Companies, Inc., Term Loan B, 11.75% 20121,2,3,5	1,378	657
Atrium Companies, Inc. 15.00% 20124,5	1,482	30
RSC Holdings III, LLC, Second Lien Term Loan B, 4.08% 20131,2,3	637	566
		167,843

HEALTH CARE — 6.86%
HCA Inc., Term Loan B, 2.533% 20131,2,3	3,913	3,703
HCA Inc. 9.125% 2014	2,145	2,220
HCA Inc. 9.625% 20161,5	2,382	2,483
HCA Inc. 8.50% 20194	8,670	9,104
HCA Inc. 7.875% 20204	4,175	4,201
Elan Finance PLC and Elan Finance Corp. 4.44% 20111	2,300	2,254
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	3,155	3,230
Elan Finance PLC and Elan Finance Corp. 4.486% 20131	4,520	4,136
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	2,970	3,007
Elan Finance PLC and Elan Finance Corp. 8.75% 20164,8	5,215	5,150
Tenet Healthcare Corp. 7.375% 2013	5,625	5,597
Tenet Healthcare Corp. 9.00% 20154	375	394
Tenet Healthcare Corp. 9.25% 2015	1,355	1,421
Tenet Healthcare Corp. 10.00% 20184	375	415
Tenet Healthcare Corp. 8.875% 20194	7,180	7,611
HealthSouth Corp., Term Loan B, 2.55% 20131,2,3	3,873	3,736
HealthSouth Corp. 7.218% 20141	1,640	1,615
HealthSouth Corp. 10.75% 2016	6,380	6,954
Bausch & Lomb Inc. 9.875% 2015	9,780	10,294
PTS Acquisition Corp. 10.25% 20151,5	7,595	6,646
Coventry Health Care, Inc. 5.875% 2012	5,000	4,951
Coventry Health Care, Inc. 5.95% 2017	1,000	898
VWR Funding, Inc. 11.25% 20151,5	6,210	5,698
Boston Scientific Corp. 6.00% 2011	1,875	1,936
Boston Scientific Corp. 5.45% 2014	580	584
Boston Scientific Corp. 5.125% 2017	405	382
Boston Scientific Corp. 7.00% 2035	950	875
Surgical Care Affiliates, Inc. 9.625% 20151,4,5	2,044	1,584
Surgical Care Affiliates, Inc. 10.00% 20174	1,825	1,469
Viant Holdings Inc. 10.125% 20174	1,842	1,759
CHS/Community Health Systems, Inc. 8.875% 2015	1,700	1,747
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,485	1,570
Warner Chilcott Corp. 8.75% 2015	1,178	1,213
Valeant Pharmaceuticals 8.375% 20164	1,165	1,188
Symbion Inc. 11.75% 20151,5	1,587	1,183
		111,208

INFORMATION TECHNOLOGY — 6.33%
NXP BV and NXP Funding LLC 3.259% 20131	6,900	5,011
NXP BV and NXP Funding LLC 3.746% 20131	€2,997	3,203
NXP BV and NXP Funding LLC 10.00% 20137	$1,312	1,301
NXP BV and NXP Funding LLC 7.875% 2014	10,555	8,339
NXP BV and NXP Funding LLC 8.625% 2015	€2,800	2,562
NXP BV and NXP Funding LLC 9.50% 2015	$10,045	6,705
Freescale Semiconductor, Inc., Term Loan B, 2.011% 20131,2,3	2,284	1,835
Freescale Semiconductor, Inc. 4.174% 20141	175	117
Freescale Semiconductor, Inc. 8.875% 2014	6,800	5,236
Freescale Semiconductor, Inc. 9.875% 20141,5	5,025	3,492
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20142,3	7,766	7,831
Freescale Semiconductor, Inc. 10.125% 2016	2,588	1,734
First Data Corp., Term Loan B2, 3.036% 20141,2,3	8,835	7,630
First Data Corp. 9.875% 2015	4,175	3,878
First Data Corp. 9.875% 2015	1,350	1,254
Sanmina-SCI Corp. 6.75% 2013	5,125	4,894
Sanmina-SCI Corp. 3.049% 20141,4,8	1,000	878
Sanmina-SCI Corp. 8.125% 2016	5,400	5,076
SunGard Data Systems Inc. 9.125% 2013	8,160	8,282
Ceridian Corp. 11.25% 2015	6,400	5,768
Serena Software, Inc. 10.375% 2016	5,975	5,676
Hughes Communications, Inc. 9.50% 2014	4,675	4,722
Celestica Inc. 7.875% 2011	2,275	2,326
Celestica Inc. 7.625% 2013	275	281
Jabil Circuit, Inc. 8.25% 2018	2,270	2,315
Xerox Corp. 7.125% 2010	1,250	1,287
Xerox Corp. 7.625% 2013	1,000	1,027
		102,660

UTILITIES — 5.89%
Edison Mission Energy 7.50% 2013	9,300	8,765
Edison Mission Energy 7.75% 2016	2,200	1,936
Midwest Generation, LLC, Series B, 8.56% 20162	3,777	3,834
Edison Mission Energy 7.00% 2017	10,525	8,841
Edison Mission Energy 7.20% 2019	5,725	4,666
Edison Mission Energy 7.625% 2027	5,925	4,266
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.754% 20141,2,3	6,593	5,267
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	8,665	6,282
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	7,665	5,557
Texas Competitive Electric Holdings Co. LLC 11.25% 20161,5	1,127	783
AES Corp. 9.375% 2010	1,497	1,549
AES Corp. 8.75% 20134	5,311	5,437
AES Gener SA 7.50% 2014	500	544
AES Corp. 7.75% 2015	500	505
AES Corp. 8.00% 2017	3,000	3,034
AES Red Oak, LLC, Series A, 8.54% 20192	392	371
AES Corp. 8.00% 2020	1,000	998
NRG Energy, Inc. 7.25% 2014	1,900	1,871
NRG Energy, Inc. 7.375% 2016	10,775	10,452
Intergen Power 9.00% 20174	9,775	10,117
Cilcorp Inc. 8.70% 2009	2,000	2,000
Ameren Corp. 8.875% 2014	3,250	3,657
ISA Capital do Brasil SA 7.875% 20124	1,250	1,319
ISA Capital do Brasil SA 8.80% 20174	700	756
Sierra Pacific Resources 8.625% 2014	875	905
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	293
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	535
FPL Energy National Wind Portfolio, LLC 6.125% 20192,4	1,049	959
		95,499

MATERIALS — 5.64%
Nalco Co. 7.75% 2011	811	815
Nalco Co. 8.875% 2013	500	516
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	1,900	1,971
Nalco Co., Term Loan B, 5.75% 20161,2,3	2,358	2,402
Nalco Co. 8.25% 20174	5,190	5,475
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	549
Owens-Brockway Glass Container Inc. 7.375% 2016	$9,610	9,802
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,780	1,896
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	7,240	7,712
International Paper Co. 7.95% 2018	4,630	5,027
International Paper Co. 9.375% 2019	3,190	3,741
Dow Chemical Co. 7.60% 2014	2,000	2,215
Dow Chemical Co. 8.55% 2019	3,000	3,378
Dow Chemical Co. 9.40% 2039	2,500	3,088
Georgia-Pacific Corp. 8.125% 2011	620	646
Georgia-Pacific Corp., First Lien Term Loan B, 2.302% 20121,2,3	446	431
Georgia-Pacific LLC 8.25% 20164	5,555	5,791
Graphic Packaging International, Inc. 9.50% 20174	4,290	4,580
Graphic Packaging International, Inc. 9.50% 20174	835	891
Plastipak Holdings, Inc. 8.50% 20154	4,235	4,299
Rockwood Specialties Group, Inc. 7.50% 2014	2,500	2,500
Rockwood Specialties Group, Inc. 7.625% 2014	€750	1,109
Ashland Inc., Term Loan B, 7.65% 20141,2,3	$3,266	3,346
Teck Resources Ltd. 9.75% 2014	3,000	3,315
Rio Tinto Finance (USA) Ltd. 8.95% 2014	2,665	3,148
Ball Corp. 7.125% 2016	1,350	1,384
Ball Corp. 7.375% 2019	1,000	1,020
Newpage Corp. 11.375% 20144	2,190	2,163
FMG Finance Pty Ltd. 10.625% 20164	1,875	2,086
Metals USA Holdings Corp. 7.847% 20121,5	1,659	1,236
Metals USA, Inc. 11.125% 2015	500	483
Associated Materials Inc. 9.75% 2012	800	790
AMH Holdings, Inc. 11.25% 2014	1,000	760
ArcelorMittal 6.125% 2018	1,000	987
Georgia Gulf Corp., Term Loan, Revolver (funded), 6.50% 20111,2,3,10	960	902
Domtar Corp. 7.125% 2015	460	453
MacDermid 9.50% 20174	370	342
Airgas, Inc. 6.25% 2014	165	170
		91,419

CONSUMER STAPLES — 3.64%
Stater Bros. Holdings Inc. 8.125% 2012	5,175	5,227
Stater Bros. Holdings Inc. 7.75% 2015	5,800	5,655
SUPERVALU INC. 7.50% 2012	340	353
Albertson’s, Inc. 7.25% 2013	460	465
SUPERVALU INC. 8.00% 2016	6,500	6,760
Albertson’s, Inc. 8.00% 2031	2,575	2,324
Smithfield Foods, Inc. 10.00% 20144	5,425	5,723
Smithfield Foods, Inc. 7.75% 2017	3,525	2,917
Constellation Brands, Inc. 8.375% 2014	1,250	1,309
Constellation Brands, Inc. 7.25% 2017	4,770	4,770
Tyson Foods, Inc. 10.50% 2014	3,775	4,294
Dole Food Co., Inc. 7.25% 2010	600	603
Dole Food Co., Inc. 8.875% 2011	3,258	3,278
Altria Group, Inc. 10.20% 2039	2,350	3,272
Rite Aid Corp. 8.625% 2015	1,000	819
Rite Aid Corp., Term Loan T4 9.50% 20151,2,3	500	525
Rite Aid Corp. 9.75% 20164	1,750	1,899
Vitamin Shoppe Industries Inc. 7.94% 20121	3,030	3,030
Duane Reade Inc. 11.75% 20154	2,003	2,113
Cott Beverages Inc. 8.00% 2011	2,075	2,072
Ingles Markets, Inc. 8.875% 2017	1,475	1,519
		58,927

ENERGY — 3.42%
Petroplus Finance Ltd. 6.75% 20144	6,700	6,306
Petroplus Finance Ltd. 7.00% 20174	5,900	5,399
Petroplus Finance Ltd. 9.375% 20194	1,600	1,584
Williams Companies, Inc. 6.375% 20104	1,000	1,027
Williams Companies, Inc. 8.125% 2012	1,900	2,066
Williams Companies, Inc. 8.75% 2020	2,750	3,167
Williams Companies, Inc. 7.875% 2021	250	271
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,124
Williams Companies, Inc. 8.75% 2032	3,300	3,794
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	3,825	3,966
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	5,525	5,437
Forest Oil Corp. 8.50% 20144	1,650	1,671
Forest Oil Corp. 7.25% 2019	2,500	2,350
Gaz Capital SA 7.288% 20374	4,000	3,760
TEPPCO Partners LP 7.00% 20671	3,525	3,023
TransCanada PipeLines Ltd. 6.35% 20671	2,715	2,382
Continental Resources 8.25% 20194	2,000	2,065
Drummond Co., Inc. 7.375% 20164	2,175	1,925
Premcor Refining Group Inc. 6.75% 2011	1,150	1,189
Kinder Morgan Energy Partners LP 9.00% 2019	880	1,068
Newfield Exploration Co. 7.625% 2011	250	260
Newfield Exploration Co. 7.125% 2018	500	501
Enbridge Energy Partners, LP 9.875% 2019	500	622
Peabody Energy Corp. 5.875% 2016	575	551
		55,508

MORTGAGE-BACKED OBLIGATIONS2 — 1.13%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	1,750	1,697
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	6,050	5,852
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 20364	4,600	4,540
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20364	700	692
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20364	235	233
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20364	2,235	2,221
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20364	1,235	1,227
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 20364	1,235	1,227
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.596% 20371	1,242	562
		18,251

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.33%
Panama (Republic of) Global 7.125% 2026	310	359
Panama (Republic of) Global 9.375% 2029	130	178
Panama (Republic of) Global 6.70% 20362	1,522	1,689
Brazilian Treasury Bill 6.00% 20458,11	BRL3,645	1,996
Colombia (Republic of) Global 10.75% 2013	$500	622
Colombia (Republic of) Global 12.00% 2015	COP780,000	481
		5,325

BONDS & NOTES OF U.S. GOVERNMENT — 0.28%
U.S. Treasury 1.375% 2012	$2,000	1,996
U.S. Treasury 6.00% 2026	2,000	2,483
		4,479

Total bonds, notes & other debt instruments (cost: $1,392,260,000)		1,389,922

Convertible securities — 0.89%

INFORMATION TECHNOLOGY — 0.45%
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	4,300	3,628
Linear Technology Corp., Series A, 3.00% convertible notes 2027	2,000	1,940
Micron Technology, Inc. 1.875% convertible notes 2014	2,035	1,704
		7,272

CONSUMER DISCRETIONARY — 0.23%
Beazer Homes USA, Inc. 4.625% convertible notes 2024	3,360	2,940
Saks Inc. 2.00% convertible notes 2024	833	694
		3,634

ENERGY — 0.12%
Petroplus Holdings AG 3.375% convertible notes 2013	2,000	2,004

FINANCIALS — 0.09%
Alexandria Real Estate Equities, Inc. 8.00% convertible notes 20294	240	363
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20274	1,250	1,155
		1,518

Total convertible securities (cost: $12,795,000)		14,428

		Value
Preferred stocks — 1.53%	Shares	(000)

FINANCIALS — 1.53%
Barclays Bank PLC 7.434%1,4	6,000,000	$5,340
JPMorgan Chase & Co., Series I, 7.90%1	4,985,000	4,801
Wells Fargo & Co. 7.98%1	4,190,000	3,834
Wells Fargo Capital XIII 7.70%1	660,000	584
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities4	160,000	3,580
PNC Financial Services Group, Inc., Series K, 8.25%1	2,000,000	1,907
PNC Preferred Funding Trust I 6.517%1,4	1,000,000	626
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative1,4	3,050,000	1,587
ILFC E-Capital Trust II 6.25%1,4	2,000,000	1,030
SMFG Preferred Capital USD 3 Ltd. 9.50%1,4	395,000	441
Lloyds Banking Group PLC 6.657% preference shares1,4	500,000	306
General Motors Corp. 7.00%4	490	285
Fannie Mae, Series O, 7.00%1,4,12	86,522	259
BAC Capital Trust VI 5.625% 2035	200,000	156
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative4,12	134,000	1

Total preferred stocks (cost: $28,481,000)		24,737

Common stocks — 1.66%

FINANCIALS — 0.93%
Bank of America Corp.	480,244	8,126
Citigroup Inc.	1,427,723	6,910
		15,036

MATERIALS — 0.41%
Georgia Gulf Corp.7,8,12	245,797	6,637

CONSUMER DISCRETIONARY — 0.16%
Ford Motor Co.12	342,877	2,472
Time Warner Cable Inc.	2,666	115
Adelphia Recovery Trust, Series Arahova8,12	388,601	50
Adelphia Recovery Trust, Series ACC-18,12	449,306	9
Adelphia Recovery Trust, Series ACC-6B8,12	1,000,000	5
ACME Communications, Inc.12	13,100	7
Mobile Travel Guide, Inc.7,8,12	7,285	2
American Media Operations, Inc.4,8,12	84,516	1
		2,661

INDUSTRIALS — 0.09%
Delta Air Lines, Inc.12	153,267	1,373
World Color Press Inc.12	6,466	62
		1,435

TELECOMMUNICATION SERVICES — 0.05%
Sprint Nextel Corp., Series 112	127,382	503
CenturyTel, Inc.	8,725	293
XO Holdings, Inc.12	651	1
		797

INFORMATION TECHNOLOGY — 0.02%
ZiLOG, Inc.12	153,000	396
HSW International, Inc.7,8,12	22,356	8
		404

HEALTH CARE — 0.00%
Clarent Hospital Corp.8,12	80,522	4

Total common stocks (cost: $23,753,000)		26,974

Rights & warrants — 0.00%

INDUSTRIALS — 0.00%
World Color Press Inc., Series I, warrants, expire 20148,12	3,664	8
World Color Press Inc., Series II, warrants, expire 20148,12	3,664	5
Atrium Corp., warrants, expire 20184,8,12	691	—
		13

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 201012	1,305	—
XO Holdings, Inc., Series B, warrants, expire 201012	978	—
XO Holdings, Inc., Series C, warrants, expire 201012	978	—
GT Group Telecom Inc., warrants, expire 20104,8,12	4,000	—
		—

Total rights & warrants (cost: $216,000)		13

	Principal amount
Short-term securities — 10.27%	(000)

U.S. Treasury Bills 0.188%–0.307% due 10/1/2009–6/17/2010	$52,500	52,432
Jupiter Securitization Co., LLC 0.19%–0.21% due 10/19–10/27/20094	27,500	27,497
Yale University 0.22%–0.26% due 11/2–12/15/2009	20,800	20,794
Pfizer Inc 0.14% due 10/28/20094	15,900	15,898
Private Export Funding Corp. 0.18%-0.22% due 12/2–12/3/20094	14,600	14,594
Federal Home Loan Bank 0.14%–0.163% due 10/9–12/4/2009	13,300	13,299
Abbott Laboratories 0.14% due 10/14/20094	11,870	11,869
Chevron Funding Corp. 0.18% due 10/1/2009	10,000	10,000

Total short-term securities (cost: $166,377,000)		166,383

Total investment securities (cost: $1,623,882,000)		1,622,457
Other assets less liabilities		(1,997)

Net assets		$1,620,460

1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $126,015,000, which represented 7.78% of the net assets of the fund.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $421,732,000, which represented 26.03% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Scheduled interest and/or principal payment was not received.
7Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Georgia Gulf Corp.	9/28/2006–7/29/2009	$5,256	$6,637	.41%
Gray Television Inc., Series D, 17.00% (undated)	6/26/2008–7/15/2008	5,225	3,224	.20
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,035	1,301	.08
HSW International, Inc.	12/17/2007	69	8	.00
Mobile Travel Guide, Inc.	12/17/2007	2	2	.00

Total restricted securities		$11,587	$11,172	.69%

8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $22,852,000, which represented 1.41% of the net assets of the fund.
9Step bond; coupon rate will increase at a later date.
10Unfunded loan commitment; the total value of all unfunded loan commitments was $475,000, which represented .03% of the net assets of the fund.
11Index-linked bond whose principal amount moves with a government retail price index.
12Security did not produce income during the last 12 months.

Key to abbreviations and symbols

BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
£ = British pounds

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,354,498	$7,369	$1,361,867
Mortgage-backed obligations	—	18,251	—	18,251
Bonds & notes of governments outside the U.S.	—	5,325	—	5,325
Bonds & notes of U.S. government	—	4,479	—	4,479
Convertible securities	—	14,428	—	14,428
Preferred stocks	—	24,737	—	24,737
Common stocks	20,258	6,696	20	26,974
Rights & warrants	—	—	13	13
Short-term securities	—	166,383	—	166,383
Total	$20,258	$1,594,797	$7,402	$1,622,457

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning	Net	Net	Net	Net transfers	Ending
	value	purchases	realized	unrealized	out of	value
	at 1/1/2009	and sales	gain	depreciation	Level 3	at 9/30/2009
Investment securities	$26,064	$(10,523)	$10,005	$(4,000)	$(14,144)	$7,402

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2009 (dollars in thousands):						$2,389

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$86,439
Gross unrealized depreciation on investment securities	(93,109)
Net unrealized depreciation on investment securities	(6,670)
Cost of investment securities for federal income tax purposes	1,629,127

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

September 30, 2009
  unaudited

Bonds, notes & other debt instruments — 93.03%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 42.44%
Federal agency mortgage-backed obligations1 — 40.96%
Fannie Mae 12.00% 2015	$38	$43
Fannie Mae 9.00% 2018	15	17
Fannie Mae 10.00% 2018	67	77
Fannie Mae 4.50% 2020	5,933	6,270
Fannie Mae 4.50% 2020	2,224	2,350
Fannie Mae 6.00% 2021	2,743	2,940
Fannie Mae 6.00% 2021	233	250
Fannie Mae 6.00% 2021	73	79
Fannie Mae 5.00% 2023	8,406	8,835
Fannie Mae 4.00% 2024	25,091	25,574
Fannie Mae 4.00% 2024	19,564	19,940
Fannie Mae 4.00% 2024	11,650	11,874
Fannie Mae 4.00% 2024	9,830	10,019
Fannie Mae 4.00% 2024	9,717	9,903
Fannie Mae 4.50% 2024	40,610	42,057
Fannie Mae 4.50% 2024	18,969	19,680
Fannie Mae 4.50% 2024	16,586	17,208
Fannie Mae 4.50% 2024	16,308	16,916
Fannie Mae 4.50% 2024	8,258	8,566
Fannie Mae 4.50% 2024	6,513	6,757
Fannie Mae 4.50% 2024	3,630	3,765
Fannie Mae 4.50% 2024	2,214	2,297
Fannie Mae 4.50% 2024	1,341	1,391
Fannie Mae 4.50% 2024	1,320	1,369
Fannie Mae 4.50% 2024	1,288	1,336
Fannie Mae 4.50% 2024	1,152	1,195
Fannie Mae 4.50% 2024	1,147	1,189
Fannie Mae 6.00% 2027	4,985	5,286
Fannie Mae 8.50% 2027	69	79
Fannie Mae 8.50% 2027	51	59
Fannie Mae 5.00% 2028	4,067	4,238
Fannie Mae 6.50% 2028	4,019	4,307
Fannie Mae 4.00% 2029	19,599	19,707
Fannie Mae 7.50% 2029	21	23
Fannie Mae 7.50% 2031	154	169
Fannie Mae 7.50% 2031	51	56
Fannie Mae 7.50% 2031	15	17
Fannie Mae 7.50% 2031	9	9
Fannie Mae 5.50% 2033	11,825	12,444
Fannie Mae 6.50% 2034	7,242	7,795
Fannie Mae 4.50% 2035	8,868	9,035
Fannie Mae 5.00% 2035	2,530	2,621
Fannie Mae 5.50% 2035	9,371	9,853
Fannie Mae 5.50% 2035	1,299	1,367
Fannie Mae 6.50% 2035	873	942
Fannie Mae 5.00% 2036	2,410	2,497
Fannie Mae 5.506% 20362	2,232	2,369
Fannie Mae 6.00% 2036	1,490	1,579
Fannie Mae 6.50% 2036	3,043	3,247
Fannie Mae 5.00% 2037	4,099	4,242
Fannie Mae 5.338% 20372	3,137	3,324
Fannie Mae 5.615% 20372	1,046	1,110
Fannie Mae 6.00% 2037	2,135	2,259
Fannie Mae 6.00% 2037	1,164	1,226
Fannie Mae 6.00% 2037	898	951
Fannie Mae 6.327% 20372	3,803	4,035
Fannie Mae 6.50% 2037	9,721	10,408
Fannie Mae 6.50% 2037	5,496	5,884
Fannie Mae 6.50% 2037	4,422	4,718
Fannie Mae 6.50% 2037	4,026	4,295
Fannie Mae 6.50% 2037	2,337	2,502
Fannie Mae 6.50% 2037	1,393	1,486
Fannie Mae 7.00% 2037	6,129	6,653
Fannie Mae 7.00% 2037	3,468	3,765
Fannie Mae 7.00% 2037	1,222	1,327
Fannie Mae 7.00% 2037	1,148	1,239
Fannie Mae 4.445% 20382	1,565	1,640
Fannie Mae 5.00% 2038	8,516	8,810
Fannie Mae 5.453% 20382	4,070	4,319
Fannie Mae 5.50% 2038	14,738	15,448
Fannie Mae 5.50% 2038	4,115	4,319
Fannie Mae 6.00% 2038	5,617	5,939
Fannie Mae 6.00% 2038	2,583	2,725
Fannie Mae 6.50% 2038	8,500	9,112
Fannie Mae 6.50% 2038	3,525	3,778
Fannie Mae 3.62% 20392,3	3,500	3,585
Fannie Mae 3.625% 20392,3	3,000	3,080
Fannie Mae 3.655% 20392	10,032	10,323
Fannie Mae 3.759% 20392	6,943	7,167
Fannie Mae 3.795% 20392	701	725
Fannie Mae 3.90% 20392,3	1,349	1,400
Fannie Mae 3.913% 20392	503	521
Fannie Mae 4.00% 20392,3	1,350	1,401
Fannie Mae 4.00% 20392,3	1,200	1,244
Fannie Mae 4.50% 2039	9,362	9,500
Fannie Mae 5.00% 2039	15,000	15,495
Fannie Mae 5.50% 2039	9,222	9,661
Fannie Mae 6.50% 2039	6,345	6,782
Fannie Mae 6.488% 20472	4,425	4,696
Fannie Mae, Series 2001-4, Class GB, 10.185% 20182	274	315
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,119	1,152
Fannie Mae, Series 2001-4, Class GA, 10.063% 20252	91	104
Fannie Mae, Series 2001-4, Class NA, 11.847% 20252	202	228
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	356	398
Fannie Mae, Series 2001-20, Class C, 12.141% 20312	128	149
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,303	1,348
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,437	1,203
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	1,037	859
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	3,754	3,955
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,631	1,742
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,574	1,679
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20392	366	408
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	357	392
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	342	369
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	440	491
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	61	67
Freddie Mac 7.00% 2015	27	29
Freddie Mac 8.50% 2018	—	—
Freddie Mac 11.00% 2018	19	22
Freddie Mac 4.50% 2019	4,720	4,979
Freddie Mac 4.50% 2023	8,864	9,200
Freddie Mac 5.00% 2023	580	610
Freddie Mac 5.00% 2023	246	259
Freddie Mac 6.00% 2023	4,655	4,979
Freddie Mac 4.50% 2024	19,914	20,644
Freddie Mac 4.50% 2024	14,557	15,090
Freddie Mac 4.50% 2024	7,880	8,169
Freddie Mac 4.50% 2024	4,558	4,725
Freddie Mac 5.00% 2024	8,375	8,810
Freddie Mac 5.50% 2024	22,405	23,765
Freddie Mac 6.00% 2026	4,425	4,696
Freddie Mac 6.00% 2027	8,846	9,389
Freddie Mac 4.629% 20352	1,092	1,137
Freddie Mac 5.877% 20362	11,290	11,981
Freddie Mac 6.00% 2036	3,592	3,818
Freddie Mac 6.00% 2036	2,131	2,256
Freddie Mac 5.698% 20372	1,471	1,558
Freddie Mac 5.976% 20372	1,000	1,061
Freddie Mac 6.00% 2037	3,382	3,599
Freddie Mac 6.00% 2037	2,737	2,913
Freddie Mac 6.00% 2037	2,260	2,405
Freddie Mac 6.00% 2037	2,269	2,404
Freddie Mac 6.00% 2037	2,082	2,206
Freddie Mac 6.00% 2037	1,498	1,594
Freddie Mac 6.50% 2037	6,368	6,809
Freddie Mac 4.817% 20382	4,385	4,614
Freddie Mac 5.50% 2038	4,512	4,748
Freddie Mac 5.50% 2038	4,343	4,561
Freddie Mac 5.524% 20382	1,672	1,774
Freddie Mac 6.00% 2038	14,737	15,605
Freddie Mac 6.00% 2038	10,416	11,048
Freddie Mac 6.50% 2038	12,633	13,496
Freddie Mac 6.50% 2038	6,999	7,477
Freddie Mac 6.50% 2038	6,586	7,036
Freddie Mac 6.50% 2038	4,843	5,175
Freddie Mac 3.969% 20392	1,160	1,201
Freddie Mac 5.00% 2039	12,135	12,539
Freddie Mac, Series K003, Class A2, 3.607% 20143	3,500	3,596
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,219	1,295
Freddie Mac, Series 1567, Class A, 0.65% 20232	294	284
Freddie Mac, Series 3061, Class PN, 5.50% 2035	488	521
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,518	1,301
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,458	1,195
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,592	1,690
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,486	1,592
Freddie Mac, Series 3312, Class PA, 5.50% 2037	6,646	6,984
Government National Mortgage Assn. 9.50% 2009	—	—
Government National Mortgage Assn. 9.50% 2020	50	57
Government National Mortgage Assn. 8.50% 2021	70	78
Government National Mortgage Assn. 8.50% 2023	122	138
Government National Mortgage Assn. 4.50% 2024	18,945	19,853
Government National Mortgage Assn. 4.50% 2024	4,645	4,867
Government National Mortgage Assn. 4.50% 2024	2,512	2,632
Government National Mortgage Assn. 4.50% 2024	2,208	2,314
Government National Mortgage Assn. 4.50% 2024	1,857	1,946
Government National Mortgage Assn. 4.50% 2024	1,490	1,561
Government National Mortgage Assn. 4.50% 2024	996	1,044
Government National Mortgage Assn. 6.00% 2037	2,737	2,905
Government National Mortgage Assn. 5.00% 2038	30,492	31,597
Government National Mortgage Assn. 5.50% 2038	13,417	14,133
Government National Mortgage Assn. 5.50% 2038	7,913	8,335
Government National Mortgage Assn. 5.50% 2038	7,711	8,113
Government National Mortgage Assn. 5.50% 2038	5,905	6,213
Government National Mortgage Assn. 5.50% 2038	2,812	2,958
Government National Mortgage Assn. 6.00% 2038	17,006	18,031
Government National Mortgage Assn. 6.00% 2038	7,992	8,482
Government National Mortgage Assn. 6.00% 2038	4,995	5,288
Government National Mortgage Assn. 6.00% 2038	4,923	5,182
Government National Mortgage Assn. 6.00% 2038	3,472	3,676
Government National Mortgage Assn. 6.00% 2038	520	552
Government National Mortgage Assn. 6.50% 2038	13,869	14,801
Government National Mortgage Assn. 6.50% 2038	1,892	2,019
Government National Mortgage Assn. 5.00% 2039	9,973	10,345
Government National Mortgage Assn. 6.172% 2058	314	327
Government National Mortgage Assn. 6.22% 2058	3,715	3,875
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,651	1,718
		965,428

Commercial mortgage-backed securities1 — 1.34%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,077
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	7,055
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 5.439% 20412,4	2,627	2,839
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	500	488
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	982
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	4,500	4,200
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	977	1,022
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20382	1,000	1,014
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	1,000	990
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	581	586
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	464	470
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	426	427
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20422	1,000	930
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,164	2,239
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,363	1,414
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,174	1,214
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,000	1,000
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 20354	1,000	991
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	1,000	983
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	152	157
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	271	273
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	113	114
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	95	96
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	37	37
		31,598

Collateralized mortgage-backed obligations (privately originated)1 — 0.14%
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.617% 20352	2,000	1,377
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.292% 20272,4	368	267
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.426% 20272,4	602	533
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.756% 20282,4	304	292
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.378% 20402,3,4	972	596
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	93	91
		3,156

Total mortgage-backed obligations		1,000,182

U.S. TREASURY BONDS & NOTES — 38.20%
U.S. Treasury 1.25% 2010	5,000	5,045
U.S. Treasury 2.00% 2010	5,000	5,078
U.S. Treasury 5.75% 2010	5,000	5,233
U.S. Treasury 0.875% 2011	5,000	5,022
U.S. Treasury 1.00% 2011	7,500	7,506
U.S. Treasury 1.125% 2011	25,000	25,028
U.S. Treasury 1.75% 2012	11,000	11,114
U.S. Treasury 3.00% 20123,5	5,390	5,737
U.S. Treasury 4.25% 2012	10,000	10,838
U.S. Treasury 1.875% 20133,5	14,657	15,165
U.S. Treasury 3.125% 2013	107,425	112,599
U.S. Treasury 3.375% 2013	12,000	12,712
U.S. Treasury 3.625% 2013	10,000	10,671
U.S. Treasury 1.75% 2014	38,500	38,023
U.S. Treasury 2.00% 20143,5	5,713	5,947
U.S. Treasury 2.00% 20143,5	25,350	26,313
U.S. Treasury 2.25% 2014	58,750	58,933
U.S. Treasury 2.375% 2014	2,000	2,005
U.S. Treasury 4.00% 2014	18,500	20,015
U.S. Treasury 4.25% 2015	24,500	26,687
U.S. Treasury 9.875% 2015	3,000	4,215
U.S. Treasury 11.25% 2015	10,000	14,411
U.S. Treasury 2.375% 2016	6,000	5,841
U.S. Treasury 2.625% 2016	10,000	9,896
U.S. Treasury 3.25% 2016	59,000	60,389
U.S. Treasury 3.25% 2016	13,000	13,320
U.S. Treasury 5.125% 2016	32,225	36,762
U.S. Treasury 4.625% 2017	25,750	28,514
U.S. Treasury 8.875% 2017	28,190	39,496
U.S. Treasury 3.50% 2018	16,750	17,110
U.S. Treasury 3.875% 2018	15,000	15,723
U.S. Treasury 4.00% 2018	7,000	7,390
U.S. Treasury 2.75% 2019	20,750	19,804
U.S. Treasury 3.125% 2019	35,500	34,934
U.S. Treasury 3.625% 2019	15,000	15,397
U.S. Treasury 8.125% 2019	50,915	70,979
U.S. Treasury 8.50% 2020	11,350	16,301
U.S. Treasury 7.125% 2023	13,000	17,442
U.S. Treasury 5.25% 2028	5,000	5,809
U.S. Treasury 6.25% 2030	5,000	6,547
U.S. Treasury 3.375% 20323,5	1,517	1,882
U.S. Treasury 4.50% 2036	33,600	36,115
U.S. Treasury 4.50% 2038	6,500	6,999
U.S. Treasury 4.50% 2039	1,750	1,887
U.S. Treasury Principal Strip 0% 2019	5,000	3,583
		900,417

FEDERAL AGENCY BONDS & NOTES — 9.97%
Federal Home Loan Bank 3.375% 2010	3,000	3,088
Federal Home Loan Bank 1.75% 2012	21,000	21,065
Federal Home Loan Bank 2.25% 2012	4,500	4,594
Federal Home Loan Bank 3.625% 2013	17,250	18,150
Federal Home Loan Bank 5.375% 2016	13,250	14,880
Federal Home Loan Bank 5.375% 2016	2,025	2,271
Federal Home Loan Bank 5.00% 2017	1,000	1,095
Federal Home Loan Bank 4.75% 2018	2,325	2,500
Freddie Mac 2.875% 2010	3,000	3,077
Freddie Mac 2.125% 2012	20,000	20,256
Freddie Mac 2.50% 2014	4,000	4,002
Fannie Mae 3.625% 2011	5,000	5,242
Fannie Mae 6.125% 2012	10,000	11,145
Fannie Mae 3.00% 2014	2,750	2,795
Fannie Mae 5.375% 2017	5,000	5,643
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 20113	3,000	2,994
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,400	3,446
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,000	3,039
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	3,250	3,296
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	2,500	2,533
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	6,750	6,891
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	2,750	2,860
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.125% 2012	7,000	7,106
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	4,995
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	2,750	2,847
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,000	5,073
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	3,750	3,814
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	2,750	2,856
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	6,000	6,108
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	3,572	3,789
Small Business Administration, Series 2001-20K, 5.34% 20211	615	653
Small Business Administration, Series 2001-20J, 5.76% 20211	484	519
Small Business Administration, Series 2001-20F, 6.44% 20211	1,280	1,388
Small Business Administration, Series 2003-20B, 4.84% 20231	2,009	2,114
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 1.95% 2012	3,300	3,334
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	3,000	3,054
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,000	6,198
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	5,750	5,991
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	5,500	5,604
Federal Agricultural Mortgage Corp. 4.875% 20114	2,000	2,112
Federal Agricultural Mortgage Corp. 5.50% 20114	2,000	2,140
Federal Agricultural Mortgage Corp. 5.125% 20174	1,250	1,333
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	5,000	5,055
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,100	4,223
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	3,300	3,355
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	1,052
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,171
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	2,750	2,871
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 20121	339	358
		234,975

ASSET-BACKED OBLIGATIONS1 — 1.94%
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20134	5,348	5,440
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20144	1,000	1,036
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	695	709
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,791	5,038
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,272
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	1,950	2,115
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	890	934
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	250	269
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20134	2,171	2,211
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	2,000	2,007
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,962
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 20353,4	2,650	1,934
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	1,730	1,792
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	1,450	1,573
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,568
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	1,500	1,563
Consumers Funding LLC, Series 2001-1, Class A-6, 5.76% 2016	1,390	1,553
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20144	1,500	1,543
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	1,242	1,261
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20234	2,007	1,239
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20104	1,116	1,131
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	1,000	1,054
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	897	921
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	786	800
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	432	402
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 20312	405	298
		45,625

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.43%
Nordic Investment Bank, Series C, 5.00% 2017	3,000	3,296
European Investment Bank 4.875% 2017	3,000	3,271
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,810	1,809
Asian Development Bank 2.75% 2014	1,800	1,796
		10,172

INDUSTRIALS — 0.05%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20131,4	612	609
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 20231,4	821	536
		1,145

ENERGY — 0.00%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 20101,4	83	82

Total bonds, notes & other debt instruments (cost: $2,136,830,000)		2,192,598

	Principal amount	Value
Short-term securities — 10.23%	(000)	(000)

JPMorgan Chase & Co. 0.05% due 10/1/2009	$26,150	$26,150
Jupiter Securitization Co., LLC 0.19% due 10/13/20094	10,800	10,799
Abbott Laboratories 0.14% due 10/20–10/30/20094	32,900	32,897
Coca-Cola Co. 0.15% due 11/9–11/16/20094	24,600	24,595
E.I. duPont de Nemours and Co. 0.15%–0.17% due 10/9–10/30/20094	21,600	21,598
Medtronic Inc. 0.20% due 10/9–10/14/20094	19,000	18,998
Procter & Gamble International Funding S.C.A. 0.21%–0.22% due 10/13/2009–2/11/20104	15,400	15,395
Enterprise Funding Co. LLC 0.20% due 11/18/20094	15,000	14,996
NetJets Inc. 0.19% due 12/21/20094	14,950	14,941
Private Export Funding Corp. 0.25% due 10/14/20094	13,800	13,800
Hewlett-Packard Co. 0.13% due 10/7/20094	11,900	11,900
Paccar Financial Corp. 0.17% due 10/22/2009	10,000	9,999
Pfizer Inc 0.14% due 10/29/20094	10,000	9,999
General Electric Capital Corp. 0.15% due 10/2/2009	8,000	8,000
Eli Lilly and Co. 0.14% due 10/1/20094	7,100	7,100

Total short-term securities (cost: $241,170,000)		241,167

Total investment securities (cost: $2,378,000,000)		2,433,765
Other assets less liabilities		(76,923)

Net assets		$2,356,842

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $74,874,000, which represented 3.18% of the net assets of the fund.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $229,891,000, which represented 9.75% of the net assets of the fund.

5Index-linked bond whose principal amount moves with a government retail price index.

Security valuation

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$999,586	$596	$1,000,182
U.S. treasury bonds & notes	—	900,417	—	900,417
Federal agency bonds & notes	—	234,975	—	234,975
Asset-backed obligations	—	43,691	1,934	45,625
Bonds & notes of government agencies outside the U.S.	—	10,172	—	10,172
Corporate bonds & notes	—	1,227	—	1,227
Short-term securities	—	241,167	—	241,167
Total	$—	$2,431,235	$2,530	$2,433,765

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2009 (dollars in thousands):
	Beginning	Net	Net	Net transfers	Ending
	value	purchases	unrealized	out of	value
	at 1/1/2009	and sales	appreciation	Level 3	at 9/30/2009
Investment securities	$9,588	$(568)	$22	$(6,512)	$2,530

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2009 (dollars in thousands):					$6

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$59,830
Gross unrealized depreciation on investment securities	(4,956)
Net unrealized appreciation on investment securities	54,874
Cost of investment securities for federal income tax purposes	2,378,891

Cash Management Fund
Investment portfolio

September 30, 2009
 unaudited

Short-term securities — 100.31%	Principal amount (000)	Value (000)

CORPORATE SHORT-TERM NOTES — 54.70%
KfW 0.16%–0.20% due 10/8–10/13/20091	$31,400	$31,398
Shell International Finance BV 0.16% due 10/6/20091	30,000	29,999
Straight-A Funding LLC 0.21% due 11/24/20091	30,000	29,989
Bank of Nova Scotia 0.16% due 11/5/2009	28,800	28,795
Park Avenue Receivables Co., LLC 0.19% due 10/13/20091	15,100	15,099
Jupiter Securitization Co., LLC 0.19% due 10/20/20091	12,200	12,199
BNP Paribas Finance Inc. 0.20% due 10/29–10/30/2009	26,400	26,395
Québec (Province of) 0.16% due 10/9/20091	25,000	24,999
Barton Capital LLC 0.21% due 11/3/20091	25,000	24,995
Variable Funding Capital Company LLC 0.20% due 11/30/20091	25,000	24,979
NetJets Inc. 0.16%–0.19% due 10/5–10/26/20091	24,100	24,098
Procter & Gamble International Funding S.C.A. 0.16% due 11/17/20091	23,900	23,892
GlaxoSmithKline Finance PLC 0.15% due 10/1–10/14/20091	22,830	22,829
Abbott Laboratories 0.12% due 10/23/20091	20,000	19,999
Private Export Funding Corp. 0.21% due 10/19/20091	20,000	19,998
BNZ International Funding Ltd. 0.23% due 10/28/20091	17,300	17,297
Royal Bank of Canada 0.14% due 10/27/2009	15,900	15,898
Westpac Banking Corp. 0.24% due 10/6/20091	15,000	14,999
ING (U.S.) Funding LLC 0.24% due 10/16/2009	14,300	14,299
Wal-Mart Stores Inc. 0.11% due 12/1/20091	14,000	13,994
Pfizer Inc 0.14% due 10/28/20091	13,800	13,799
Chevron Funding Corp. 0.19% due 10/2/2009	13,700	13,700
Unilever Capital Corp. 0.16% due 10/13/20091	12,900	12,899
Caisse d’Amortissement de la Dette Sociale 0.15% due 10/19/2009	11,000	10,999
Siemens Capital Co. LLC 0.17% due 10/6/20091	5,100	5,100
Nestlé Finance International Ltd. 0.17% due 10/26/2009	5,000	4,999
Yale University 0.21% due 10/2/2009	4,600	4,600
		502,246

U.S. TREASURIES — 23.14%
U.S. Treasury Bills 0.175%-0.195% due 10/8–10/22/2009	212,500	212,487

FEDERAL AGENCY DISCOUNT NOTES — 22.47%
Federal Home Loan Bank 0.12%–0.21% due 10/2–12/16/2009	109,825	109,811
Freddie Mac 0.08%–0.20% due 10/5–12/15/2009	65,778	65,770
Fannie Mae 0.20%–0.21% due 11/2–11/4/2009	30,745	30,740
		206,321

Total investment securities (cost: $921,068,000)		921,054
Other assets less liabilities		(2,865)

Net assets		$918,189

1Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $382,561,000, which represented 41.66% of the net assets of the fund.

Security valuation

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2009, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$8
Gross unrealized depreciation on investment securities	(22)
Net unrealized depreciation on investment securities	(14)
Cost of investment securities for federal income tax purposes	921,068

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

American Funds Insurance Series serves as the underlying investment for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can only be purchased through insurance products. This material is not an offer of the funds.

MFGEFP-995-1109O-S21461

ITEM 2 – Controls and Procedures
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: November 27, 2009

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: November 27, 2009